UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity
Asset Manager® 20%

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 974.10	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.70	$ 4.34
Class T
Actual	$ 1,000.00	$ 972.70	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.60
Class B
Actual	$ 1,000.00	$ 970.40	$ 8.23**
HypotheticalA	$ 1,000.00	$ 1,016.65	$ 8.42**
Class C
Actual	$ 1,000.00	$ 970.40	$ 8.13
HypotheticalA	$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 20%
Actual	$ 1,000.00	$ 975.50	$ 2.77
HypotheticalA	$ 1,000.00	$ 1,022.20	$ 2.83
Institutional Class
Actual	$ 1,000.00	$ 976.20	$ 2.77
HypotheticalA	$ 1,000.00	$ 1,022.20	$ 2.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.86%
Class T	1.11%
Class B	1.67%**
Class C	1.65%
Asset Manager 20%	.56%
Institutional Class	.56%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Shareholder Expense Example - continued

** If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class B
Actual	1.65%	$ 8.13
HypotheticalA		$ 8.32

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	16.4	13.5
Freddie Mac	5.8	5.0
U.S. Treasury Obligations	5.4	6.2
Government National Mortgage Association	1.9	0.9
Wells Fargo Mortgage Backed Securities Trust	0.6	0.6
	30.1
Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 29.8%	U.S. Government and U.S. Government Agency Obligations 26.8%
AAA,AA,A 12.9%	AAA,AA,A 16.7%
BBB 9.5%	BBB 9.3%
BB and Below 4.6%	BB and Below 4.4%
Not Rated 0.4%	Not Rated 0.8%
Equities 20.2%	Equities 20.5%
Short-Term Investments and Net Other Assets 22.6%	Short-Term Investments and Net Other Assets 21.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent down-grades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.3	0.3
Procter & Gamble Co.	0.3	0.3
Nintendo Co. Ltd.	0.2	0.0
General Electric Co.	0.2	0.3
JPMorgan Chase & Co.	0.2	0.2
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 20.1%	Stock class and Equity Futures 20.6%
Bond class 57.1%	Bond class 60.7%
Short-Term class 22.8%	Short-Term class 18.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	3.1
Fidelity Information Technology Central Fund	2.7
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.3
Fidelity Health Care Central Fund	2.1
Fidelity Consumer Discretionary Central Fund	1.8
Fidelity Consumer Staples Central Fund	1.8
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	18.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	48.1
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	52.1
Money Market Central Funds	26.1
Other Short-Term Investments and Net Other Assets	3.6
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.2%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	447,565	$ 45,343
Fidelity Consumer Staples Central Fund (c)	353,178	44,797
Fidelity Energy Central Fund (c)	402,299	57,963
Fidelity Financials Central Fund (c)	912,062	76,066
Fidelity Health Care Central Fund (c)	510,652	52,291
Fidelity Industrials Central Fund (c)	462,586	57,139
Fidelity Information Technology Central Fund (c)	583,392	67,883
Fidelity Materials Central Fund (c)	133,437	18,831
Fidelity Telecom Services Central Fund (c)	124,126	13,423
Fidelity Utilities Central Fund (c)	153,983	17,725
TOTAL EQUITY CENTRAL FUNDS (Cost $419,280)		451,461
Fixed-Income Central Funds - 52.1%

Investment Grade Fixed-Income Funds - 48.1%
Fidelity Tactical Income Central Fund (c)	12,587,709	1,193,567
High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	628,271	55,834
Fidelity High Income Central Fund 1 (c)	481,858	44,712
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,546
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,338,809)		1,294,113
Money Market Central Funds - 26.1%

Fidelity Cash Central Fund, 2.69% (a)	511,762,184	511,762
Fidelity Money Market Central Fund, 3.45% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $647,312)		647,312
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.4% to 3.09% 4/10/08 to 6/5/08 (b) (Cost $3,491)	$ 3,500	3,493
Cash Equivalents - 3.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $83,873)	$ 83,876	$ 83,873
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,492,765)		2,480,252
NET OTHER ASSETS - 0.1%		1,290
NET ASSETS - 100%		$ 2,481,542
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
911 S&P 500 E-Mini Index Contracts	June 2008	$ 60,308	$ 1,421

The face value of futures purchased as a percentage of net assets - 2.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,493,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value (Amounts in thousands)
$83,873,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 57,403
Barclays Capital, Inc.	195
Lehman Brothers, Inc.	26,275
$ 83,873
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,613
Fidelity Consumer Discretionary Central Fund	356
Fidelity Consumer Staples Central Fund	402
Fidelity Energy Central Fund	209
Fidelity Financials Central Fund	1,162
Fidelity Floating Rate Central Fund	2,273
Fidelity Health Care Central Fund	278
Fidelity High Income Central Fund 1	1,689
Fidelity Industrials Central Fund	416
Fidelity Information Technology Central Fund	258
Fidelity Materials Central Fund	193
Fidelity Money Market Central Fund	3,253
Fidelity Tactical Income Central Fund	31,270
Fidelity Telecom Services Central Fund	148
Fidelity Utilities Central Fund	190
Total	$ 52,710
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 48,742	$ 4,855	$ -	$ 45,343	7.5%
Fidelity Consumer Staples Central Fund	39,907	4,598	-	44,797	7.5%
Fidelity Energy Central Fund	50,544	5,837	-	57,963	7.5%
Fidelity Financials Central Fund	90,663	8,491	-	76,066	7.5%
Fidelity Floating Rate Central Fund	61,332	-	-	55,834	2.3%
Fidelity Health Care Central Fund	54,673	6,379	-	52,291	7.5%
Fidelity High Income Central Fund 1	39,618	7,498	-	44,712	17.2%
Fidelity Industrials Central Fund	55,944	5,850	-	57,139	7.5%
Fidelity Information Technology Central Fund	78,426	7,563	-	67,883	7.5%
Fidelity Materials Central Fund	17,546	1,883	-	18,831	7.5%
Fidelity Tactical Income Central Fund	1,187,781	31,269	-	1,193,567	24.4%
Fidelity Telecom Services Central Fund	16,929	1,558	-	13,423	7.5%
Fidelity Utilities Central Fund	17,006	1,995	-	17,725	7.5%
Total	$ 1,759,111	$ 87,776	$ -	$ 1,745,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $83,873) - See accompanying schedule: Unaffiliated issuers (cost $87,364)	$ 87,366
Fidelity Central Funds (cost $2,405,401)	2,392,886
Total Investments (cost $2,492,765)		$ 2,480,252
Cash		1
Receivable for fund shares sold		3,780
Distributions receivable from Fidelity Central Funds		7,369
Receivable for daily variation on futures contracts		232
Prepaid expenses		6
Other receivables		1
Total assets		2,491,641

Liabilities
Payable for investments purchased	$ 4,994
Payable for fund shares redeemed	3,869
Accrued management fee	858
Distribution fees payable	7
Other affiliated payables	284
Other payables and accrued expenses	87
Total liabilities		10,099

Net Assets		$ 2,481,542
Net Assets consist of:
Paid in capital		$ 2,544,658
Undistributed net investment income		7,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,868)
Net unrealized appreciation (depreciation) on investments		(11,092)
Net Assets		$ 2,481,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,502 ÷ 621.1 shares)	$ 12.08

Maximum offering price per share (100/94.25 of $12.08)	$ 12.82
Class T: Net Asset Value and redemption price per share ($4,491 ÷ 372.3 shares)	$ 12.06

Maximum offering price per share (100/96.50 of $12.06)	$ 12.50
Class B: Net Asset Value and offering price per share ($1,793 ÷ 148.8 shares)A	$ 12.05

Class C: Net Asset Value and offering price per share ($2,982 ÷ 247.6 shares)A	$ 12.04

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,462,790 ÷ 203,670.9 shares)	$ 12.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,984 ÷ 164.1 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)

Investment Income
Interest		$ 2,019
Income from Fidelity Central Funds		52,710
Total income		54,729

Expenses
Management fee	$ 5,214
Transfer agent fees	1,297
Distribution fees	35
Accounting fees and expenses	407
Custodian fees and expenses	3
Independent trustees' compensation	5
Registration fees	66
Audit	32
Legal	8
Miscellaneous	7
Total expenses before reductions	7,074
Expense reductions	(43)	7,031
Net investment income (loss)		47,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173
Foreign currency transactions	(2)
Futures contracts	(8,148)
Total net realized gain (loss)		(7,977)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,312)
Futures contracts	47
Total change in net unrealized appreciation (depreciation)		(101,265)
Net gain (loss)		(109,242)
Net increase (decrease) in net assets resulting from operations		$ (61,544)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,698	$ 96,616
Net realized gain (loss)	(7,977)	9,978
Change in net unrealized appreciation (depreciation)	(101,265)	54,095
Net increase (decrease) in net assets resulting from operations	(61,544)	160,689
Distributions to shareholders from net investment income	(52,524)	(97,255)
Distributions to shareholders from net realized gain	(49,576)	(97,648)
Total distributions	(102,100)	(194,903)
Share transactions - net increase (decrease)	125,394	423,256
Total increase (decrease) in net assets	(38,250)	389,042

Net Assets
Beginning of period	2,519,792	2,130,750
End of period (including undistributed net investment income of $7,844 and undistributed net investment income of $12,670, respectively)	$ 2,481,542	$ 2,519,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.22	.48
Net realized and unrealized gain (loss)	(.54)	.40
Total from investment operations	(.32)	.88
Distributions from net investment income	(.25)	(.52)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.50)	(1.11)
Net asset value, end of period	$ 12.08	$ 12.90
Total Return B,C,D	(2.59)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.86% A	.87% A
Expenses net of fee waivers, if any	.86% A	.87% A
Expenses net of all reductions	.86% A	.87% A
Net investment income (loss)	3.49% A	3.84% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 3
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.20	.45
Net realized and unrealized gain (loss)	(.54)	.40
Total from investment operations	(.34)	.85
Distributions from net investment income	(.23)	(.51)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.48)	(1.10)
Net asset value, end of period	$ 12.06	$ 12.88
Total Return B,C,D	(2.73)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.11% A	1.11% A
Expenses net of fee waivers, if any	1.11% A	1.11% A
Expenses net of all reductions	1.10% A	1.11% A
Net investment income (loss)	3.25% A	3.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.37)	.77
Distributions from net investment income	(.20)	(.44)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.45)	(1.03)
Net asset value, end of period	$ 12.05	$ 12.87
Total Return B,C,D	(2.96)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.65% A
Expenses net of fee waivers, if any	1.67% A	1.65% A
Expenses net of all reductions	1.67% A	1.65% A
Net investment income (loss)	2.69% A	3.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.37)	.77
Distributions from net investment income	(.20)	(.45)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.45)	(1.04)
Net asset value, end of period	$ 12.04	$ 12.86
Total Return B,C,D	(2.96)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.65% A	1.64% A
Expenses net of fee waivers, if any	1.65% A	1.64% A
Expenses net of all reductions	1.65% A	1.64% A
Net investment income (loss)	2.71% A	3.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.24	.53	.46	.33	.23	.30
Net realized and unrealized gain (loss)	(.55)	.38	.39	.74	.45	1.19
Total from investment operations	(.31)	.91	.85	1.07	.68	1.49
Distributions from net investment income	(.26)	(.55)	(.43)	(.32)	(.23)	(.30)
Distributions from net realized gain	(.25)	(.59)	(.28)	-	-	-
Total distributions	(.51)	(1.14)	(.71)	(.32)	(.23)	(.30)
Net asset value, end of period	$ 12.09	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80
Total Return B,C	(2.45)%	7.26%	6.77%	8.85%	5.80%	14.26%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.57%	.58%	.60%	.63%	.64%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.60%	.63%	.64%
Expenses net of all reductions	.56% A	.57%	.57%	.58%	.61%	.61%
Net investment income (loss)	3.80% A	4.15%	3.58%	2.64%	1.86%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 2,463	$ 2,509	$ 2,131	$ 1,724	$ 1,395	$ 971
Portfolio turnover rate E	0%	6%	81% G	81% G	232%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.24	.53
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.30)	.91
Distributions from net investment income	(.26)	(.55)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.51)	(1.14)
Net asset value, end of period	$ 12.09	$ 12.90
Total Return B,C	(2.38)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56% A	.59% A
Expenses net of fee waivers, if any	.56% A	.59% A
Expenses net of all reductions	.56% A	.59% A
Net investment income (loss)	3.79% A	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,984	$ 248
Portfolio turnover rate E	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 20% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 20% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM) FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three year fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and foreign currency transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,446
Unrealized depreciation	(87,911)
Net unrealized appreciation (depreciation)	$ (57,465)
Cost for federal income tax purposes	$ 2,537,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $87,776 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7	$ 1
Class T	.25%	.25%	10	-
Class B	.75%	.25%	7	5
Class C	.75%	.25%	11	6
			$ 35	$ 12

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	3
Class B*	1
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 20% shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4.15
Class T	3.15
Class B	1.21
Class C	2.18
Asset Manager 20%	1,286.10
Institutional Class	1.11
	$ 1,297

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 20%'s operating expenses. During the period, this reimbursement reduced the class' expenses by $9.

Effective May 1, 2008 the expense limitation will be changed to .90%, 1.15%, 1.65%, 1.65% and .65% for Class A, T, B, C, and Institutional, respectively.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Asset Manager 20%	$ 23

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $81,877, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 104	$ 40
Class T	77	49
Class B	20	12
Class C	32	21
Asset Manager 20%	52,251	97,126
Institutional Class	40	7
Total	$ 52,524	$ 97,255
From net realized gain
Class A	$ 112	$ 5
Class T	89	20
Class B	24	10
Class C	35	9
Asset Manager 20%	49,278	97,599
Institutional Class	38	5
Total	$ 49,576	$ 97,648

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	457	270	$ 5,709	$ 3,462
Reinvestment of distributions	13	3	158	33
Shares redeemed	(114)	(8)	(1,416)	(106)
Net increase (decrease)	356	265	$ 4,451	$ 3,389
Class T
Shares sold	119	314	$ 1,475	$ 4,039
Reinvestment of distributions	12	5	152	64
Shares redeemed	(66)	(12)	(815)	(158)
Net increase (decrease)	65	307	$ 812	$ 3,945

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	83	87	$ 1,025	$ 1,120
Reinvestment of distributions	3	2	39	20
Shares redeemed	(14)	(12)	(176)	(149)
Net increase (decrease)	72	77	$ 888	$ 991
Class C
Shares sold	134	138	$ 1,649	$ 1,774
Reinvestment of distributions	4	2	46	22
Shares redeemed	(22)	(8)	(277)	(103)
Net increase (decrease)	116	132	$ 1,418	$ 1,693
Asset Manager 20%
Shares sold	33,631	63,398	$ 420,669	$ 815,354
Reinvestment of distributions	7,833	14,706	97,739	187,332
Shares redeemed	(32,222)	(45,832)	(402,452)	(589,696)
Net increase (decrease)	9,242	32,272	$ 115,956	$ 412,990
Institutional Class
Shares sold	169	18	$ 2,163	$ 239
Reinvestment of distributions	6	1	72	9
Shares redeemed	(30)	-	(366)	-
Net increase (decrease)	145	19	$ 1,869	$ 248

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Co. (FRAC)

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMI-USAN-0508
1.792155.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager 20% -
Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2008

Class A, Class T,
Class B, and Class C
are classes of Fidelity
Asset Manager® 20%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 974.10	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.70	$ 4.34
Class T
Actual	$ 1,000.00	$ 972.70	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.60
Class B
Actual	$ 1,000.00	$ 970.40	$ 8.23**
HypotheticalA	$ 1,000.00	$ 1,016.65	$ 8.42**
Class C
Actual	$ 1,000.00	$ 970.40	$ 8.13
HypotheticalA	$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 20%
Actual	$ 1,000.00	$ 975.50	$ 2.77
HypotheticalA	$ 1,000.00	$ 1,022.20	$ 2.83
Institutional Class
Actual	$ 1,000.00	$ 976.20	$ 2.77
HypotheticalA	$ 1,000.00	$ 1,022.20	$ 2.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.86%
Class T	1.11%
Class B	1.67%**
Class C	1.65%
Asset Manager 20%	.56%
Institutional Class	.56%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Shareholder Expense Example - continued

** If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class B
Actual	1.65%	$ 8.13
HypotheticalA		$ 8.32

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	16.4	13.5
Freddie Mac	5.8	5.0
U.S. Treasury Obligations	5.4	6.2
Government National Mortgage Association	1.9	0.9
Wells Fargo Mortgage Backed Securities Trust	0.6	0.6
	30.1
Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 29.8%	U.S. Government and U.S. Government Agency Obligations 26.8%
AAA,AA,A 12.9%	AAA,AA,A 16.7%
BBB 9.5%	BBB 9.3%
BB and Below 4.6%	BB and Below 4.4%
Not Rated 0.4%	Not Rated 0.8%
Equities 20.2%	Equities 20.5%
Short-Term Investments and Net Other Assets 22.6%	Short-Term Investments and Net Other Assets 21.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent down-grades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.3	0.3
Procter & Gamble Co.	0.3	0.3
Nintendo Co. Ltd.	0.2	0.0
General Electric Co.	0.2	0.3
JPMorgan Chase & Co.	0.2	0.2
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 20.1%	Stock class and Equity Futures 20.6%
Bond class 57.1%	Bond class 60.7%
Short-Term class 22.8%	Short-Term class 18.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	3.1
Fidelity Information Technology Central Fund	2.7
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.3
Fidelity Health Care Central Fund	2.1
Fidelity Consumer Discretionary Central Fund	1.8
Fidelity Consumer Staples Central Fund	1.8
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	18.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	48.1
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	52.1
Money Market Central Funds	26.1
Other Short-Term Investments and Net Other Assets	3.6
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.2%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	447,565	$ 45,343
Fidelity Consumer Staples Central Fund (c)	353,178	44,797
Fidelity Energy Central Fund (c)	402,299	57,963
Fidelity Financials Central Fund (c)	912,062	76,066
Fidelity Health Care Central Fund (c)	510,652	52,291
Fidelity Industrials Central Fund (c)	462,586	57,139
Fidelity Information Technology Central Fund (c)	583,392	67,883
Fidelity Materials Central Fund (c)	133,437	18,831
Fidelity Telecom Services Central Fund (c)	124,126	13,423
Fidelity Utilities Central Fund (c)	153,983	17,725
TOTAL EQUITY CENTRAL FUNDS (Cost $419,280)		451,461
Fixed-Income Central Funds - 52.1%

Investment Grade Fixed-Income Funds - 48.1%
Fidelity Tactical Income Central Fund (c)	12,587,709	1,193,567
High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	628,271	55,834
Fidelity High Income Central Fund 1 (c)	481,858	44,712
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,546
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,338,809)		1,294,113
Money Market Central Funds - 26.1%

Fidelity Cash Central Fund, 2.69% (a)	511,762,184	511,762
Fidelity Money Market Central Fund, 3.45% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $647,312)		647,312
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.4% to 3.09% 4/10/08 to 6/5/08 (b) (Cost $3,491)	$ 3,500	3,493
Cash Equivalents - 3.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $83,873)	$ 83,876	$ 83,873
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,492,765)		2,480,252
NET OTHER ASSETS - 0.1%		1,290
NET ASSETS - 100%		$ 2,481,542
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
911 S&P 500 E-Mini Index Contracts	June 2008	$ 60,308	$ 1,421

The face value of futures purchased as a percentage of net assets - 2.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,493,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value (Amounts in thousands)
$83,873,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 57,403
Barclays Capital, Inc.	195
Lehman Brothers, Inc.	26,275
$ 83,873
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,613
Fidelity Consumer Discretionary Central Fund	356
Fidelity Consumer Staples Central Fund	402
Fidelity Energy Central Fund	209
Fidelity Financials Central Fund	1,162
Fidelity Floating Rate Central Fund	2,273
Fidelity Health Care Central Fund	278
Fidelity High Income Central Fund 1	1,689
Fidelity Industrials Central Fund	416
Fidelity Information Technology Central Fund	258
Fidelity Materials Central Fund	193
Fidelity Money Market Central Fund	3,253
Fidelity Tactical Income Central Fund	31,270
Fidelity Telecom Services Central Fund	148
Fidelity Utilities Central Fund	190
Total	$ 52,710
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 48,742	$ 4,855	$ -	$ 45,343	7.5%
Fidelity Consumer Staples Central Fund	39,907	4,598	-	44,797	7.5%
Fidelity Energy Central Fund	50,544	5,837	-	57,963	7.5%
Fidelity Financials Central Fund	90,663	8,491	-	76,066	7.5%
Fidelity Floating Rate Central Fund	61,332	-	-	55,834	2.3%
Fidelity Health Care Central Fund	54,673	6,379	-	52,291	7.5%
Fidelity High Income Central Fund 1	39,618	7,498	-	44,712	17.2%
Fidelity Industrials Central Fund	55,944	5,850	-	57,139	7.5%
Fidelity Information Technology Central Fund	78,426	7,563	-	67,883	7.5%
Fidelity Materials Central Fund	17,546	1,883	-	18,831	7.5%
Fidelity Tactical Income Central Fund	1,187,781	31,269	-	1,193,567	24.4%
Fidelity Telecom Services Central Fund	16,929	1,558	-	13,423	7.5%
Fidelity Utilities Central Fund	17,006	1,995	-	17,725	7.5%
Total	$ 1,759,111	$ 87,776	$ -	$ 1,745,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $83,873) - See accompanying schedule: Unaffiliated issuers (cost $87,364)	$ 87,366
Fidelity Central Funds (cost $2,405,401)	2,392,886
Total Investments (cost $2,492,765)		$ 2,480,252
Cash		1
Receivable for fund shares sold		3,780
Distributions receivable from Fidelity Central Funds		7,369
Receivable for daily variation on futures contracts		232
Prepaid expenses		6
Other receivables		1
Total assets		2,491,641

Liabilities
Payable for investments purchased	$ 4,994
Payable for fund shares redeemed	3,869
Accrued management fee	858
Distribution fees payable	7
Other affiliated payables	284
Other payables and accrued expenses	87
Total liabilities		10,099

Net Assets		$ 2,481,542
Net Assets consist of:
Paid in capital		$ 2,544,658
Undistributed net investment income		7,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,868)
Net unrealized appreciation (depreciation) on investments		(11,092)
Net Assets		$ 2,481,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,502 ÷ 621.1 shares)	$ 12.08

Maximum offering price per share (100/94.25 of $12.08)	$ 12.82
Class T: Net Asset Value and redemption price per share ($4,491 ÷ 372.3 shares)	$ 12.06

Maximum offering price per share (100/96.50 of $12.06)	$ 12.50
Class B: Net Asset Value and offering price per share ($1,793 ÷ 148.8 shares)A	$ 12.05

Class C: Net Asset Value and offering price per share ($2,982 ÷ 247.6 shares)A	$ 12.04

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,462,790 ÷ 203,670.9 shares)	$ 12.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,984 ÷ 164.1 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)

Investment Income
Interest		$ 2,019
Income from Fidelity Central Funds		52,710
Total income		54,729

Expenses
Management fee	$ 5,214
Transfer agent fees	1,297
Distribution fees	35
Accounting fees and expenses	407
Custodian fees and expenses	3
Independent trustees' compensation	5
Registration fees	66
Audit	32
Legal	8
Miscellaneous	7
Total expenses before reductions	7,074
Expense reductions	(43)	7,031
Net investment income (loss)		47,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173
Foreign currency transactions	(2)
Futures contracts	(8,148)
Total net realized gain (loss)		(7,977)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,312)
Futures contracts	47
Total change in net unrealized appreciation (depreciation)		(101,265)
Net gain (loss)		(109,242)
Net increase (decrease) in net assets resulting from operations		$ (61,544)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,698	$ 96,616
Net realized gain (loss)	(7,977)	9,978
Change in net unrealized appreciation (depreciation)	(101,265)	54,095
Net increase (decrease) in net assets resulting from operations	(61,544)	160,689
Distributions to shareholders from net investment income	(52,524)	(97,255)
Distributions to shareholders from net realized gain	(49,576)	(97,648)
Total distributions	(102,100)	(194,903)
Share transactions - net increase (decrease)	125,394	423,256
Total increase (decrease) in net assets	(38,250)	389,042

Net Assets
Beginning of period	2,519,792	2,130,750
End of period (including undistributed net investment income of $7,844 and undistributed net investment income of $12,670, respectively)	$ 2,481,542	$ 2,519,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.22	.48
Net realized and unrealized gain (loss)	(.54)	.40
Total from investment operations	(.32)	.88
Distributions from net investment income	(.25)	(.52)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.50)	(1.11)
Net asset value, end of period	$ 12.08	$ 12.90
Total Return B,C,D	(2.59)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.86% A	.87% A
Expenses net of fee waivers, if any	.86% A	.87% A
Expenses net of all reductions	.86% A	.87% A
Net investment income (loss)	3.49% A	3.84% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 3
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.20	.45
Net realized and unrealized gain (loss)	(.54)	.40
Total from investment operations	(.34)	.85
Distributions from net investment income	(.23)	(.51)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.48)	(1.10)
Net asset value, end of period	$ 12.06	$ 12.88
Total Return B,C,D	(2.73)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.11% A	1.11% A
Expenses net of fee waivers, if any	1.11% A	1.11% A
Expenses net of all reductions	1.10% A	1.11% A
Net investment income (loss)	3.25% A	3.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.37)	.77
Distributions from net investment income	(.20)	(.44)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.45)	(1.03)
Net asset value, end of period	$ 12.05	$ 12.87
Total Return B,C,D	(2.96)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.65% A
Expenses net of fee waivers, if any	1.67% A	1.65% A
Expenses net of all reductions	1.67% A	1.65% A
Net investment income (loss)	2.69% A	3.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.37)	.77
Distributions from net investment income	(.20)	(.45)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.45)	(1.04)
Net asset value, end of period	$ 12.04	$ 12.86
Total Return B,C,D	(2.96)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.65% A	1.64% A
Expenses net of fee waivers, if any	1.65% A	1.64% A
Expenses net of all reductions	1.65% A	1.64% A
Net investment income (loss)	2.71% A	3.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.24	.53	.46	.33	.23	.30
Net realized and unrealized gain (loss)	(.55)	.38	.39	.74	.45	1.19
Total from investment operations	(.31)	.91	.85	1.07	.68	1.49
Distributions from net investment income	(.26)	(.55)	(.43)	(.32)	(.23)	(.30)
Distributions from net realized gain	(.25)	(.59)	(.28)	-	-	-
Total distributions	(.51)	(1.14)	(.71)	(.32)	(.23)	(.30)
Net asset value, end of period	$ 12.09	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80
Total Return B,C	(2.45)%	7.26%	6.77%	8.85%	5.80%	14.26%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.57%	.58%	.60%	.63%	.64%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.60%	.63%	.64%
Expenses net of all reductions	.56% A	.57%	.57%	.58%	.61%	.61%
Net investment income (loss)	3.80% A	4.15%	3.58%	2.64%	1.86%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 2,463	$ 2,509	$ 2,131	$ 1,724	$ 1,395	$ 971
Portfolio turnover rate E	0%	6%	81% G	81% G	232%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.24	.53
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.30)	.91
Distributions from net investment income	(.26)	(.55)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.51)	(1.14)
Net asset value, end of period	$ 12.09	$ 12.90
Total Return B,C	(2.38)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56% A	.59% A
Expenses net of fee waivers, if any	.56% A	.59% A
Expenses net of all reductions	.56% A	.59% A
Net investment income (loss)	3.79% A	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,984	$ 248
Portfolio turnover rate E	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 20% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 20% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM) FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund

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3. Significant Accounting Policies - continued

Expenses - continued

indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three year fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and foreign currency transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,446
Unrealized depreciation	(87,911)
Net unrealized appreciation (depreciation)	$ (57,465)
Cost for federal income tax purposes	$ 2,537,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

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4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $87,776 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7	$ 1
Class T	.25%	.25%	10	-
Class B	.75%	.25%	7	5
Class C	.75%	.25%	11	6
			$ 35	$ 12

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	3
Class B*	1
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 20% shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4.15
Class T	3.15
Class B	1.21
Class C	2.18
Asset Manager 20%	1,286.10
Institutional Class	1.11
	$ 1,297

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 20%'s operating expenses. During the period, this reimbursement reduced the class' expenses by $9.

Effective May 1, 2008 the expense limitation will be changed to .90%, 1.15%, 1.65%, 1.65% and .65% for Class A, T, B, C, and Institutional, respectively.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Asset Manager 20%	$ 23

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $81,877, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 104	$ 40
Class T	77	49
Class B	20	12
Class C	32	21
Asset Manager 20%	52,251	97,126
Institutional Class	40	7
Total	$ 52,524	$ 97,255
From net realized gain
Class A	$ 112	$ 5
Class T	89	20
Class B	24	10
Class C	35	9
Asset Manager 20%	49,278	97,599
Institutional Class	38	5
Total	$ 49,576	$ 97,648

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	457	270	$ 5,709	$ 3,462
Reinvestment of distributions	13	3	158	33
Shares redeemed	(114)	(8)	(1,416)	(106)
Net increase (decrease)	356	265	$ 4,451	$ 3,389
Class T
Shares sold	119	314	$ 1,475	$ 4,039
Reinvestment of distributions	12	5	152	64
Shares redeemed	(66)	(12)	(815)	(158)
Net increase (decrease)	65	307	$ 812	$ 3,945

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	83	87	$ 1,025	$ 1,120
Reinvestment of distributions	3	2	39	20
Shares redeemed	(14)	(12)	(176)	(149)
Net increase (decrease)	72	77	$ 888	$ 991
Class C
Shares sold	134	138	$ 1,649	$ 1,774
Reinvestment of distributions	4	2	46	22
Shares redeemed	(22)	(8)	(277)	(103)
Net increase (decrease)	116	132	$ 1,418	$ 1,693
Asset Manager 20%
Shares sold	33,631	63,398	$ 420,669	$ 815,354
Reinvestment of distributions	7,833	14,706	97,739	187,332
Shares redeemed	(32,222)	(45,832)	(402,452)	(589,696)
Net increase (decrease)	9,242	32,272	$ 115,956	$ 412,990
Institutional Class
Shares sold	169	18	$ 2,163	$ 239
Reinvestment of distributions	6	1	72	9
Shares redeemed	(30)	-	(366)	-
Net increase (decrease)	145	19	$ 1,869	$ 248

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Co. (FRAC)

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM20-USAN-0508
1.834318.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager 20% -
Institutional Class

Semiannual Report

March 31, 2008

Institutional Class is
a class of Fidelity
Asset Manager® 20%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 974.10	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.70	$ 4.34
Class T
Actual	$ 1,000.00	$ 972.70	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.60
Class B
Actual	$ 1,000.00	$ 970.40	$ 8.23**
HypotheticalA	$ 1,000.00	$ 1,016.65	$ 8.42**
Class C
Actual	$ 1,000.00	$ 970.40	$ 8.13
HypotheticalA	$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 20%
Actual	$ 1,000.00	$ 975.50	$ 2.77
HypotheticalA	$ 1,000.00	$ 1,022.20	$ 2.83
Institutional Class
Actual	$ 1,000.00	$ 976.20	$ 2.77
HypotheticalA	$ 1,000.00	$ 1,022.20	$ 2.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.86%
Class T	1.11%
Class B	1.67%**
Class C	1.65%
Asset Manager 20%	.56%
Institutional Class	.56%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

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Shareholder Expense Example - continued

** If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class B
Actual	1.65%	$ 8.13
HypotheticalA		$ 8.32

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	16.4	13.5
Freddie Mac	5.8	5.0
U.S. Treasury Obligations	5.4	6.2
Government National Mortgage Association	1.9	0.9
Wells Fargo Mortgage Backed Securities Trust	0.6	0.6
	30.1
Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 29.8%	U.S. Government and U.S. Government Agency Obligations 26.8%
AAA,AA,A 12.9%	AAA,AA,A 16.7%
BBB 9.5%	BBB 9.3%
BB and Below 4.6%	BB and Below 4.4%
Not Rated 0.4%	Not Rated 0.8%
Equities 20.2%	Equities 20.5%
Short-Term Investments and Net Other Assets 22.6%	Short-Term Investments and Net Other Assets 21.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent down-grades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.3	0.3
Procter & Gamble Co.	0.3	0.3
Nintendo Co. Ltd.	0.2	0.0
General Electric Co.	0.2	0.3
JPMorgan Chase & Co.	0.2	0.2
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 20.1%	Stock class and Equity Futures 20.6%
Bond class 57.1%	Bond class 60.7%
Short-Term class 22.8%	Short-Term class 18.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	3.1
Fidelity Information Technology Central Fund	2.7
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.3
Fidelity Health Care Central Fund	2.1
Fidelity Consumer Discretionary Central Fund	1.8
Fidelity Consumer Staples Central Fund	1.8
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	18.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	48.1
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	52.1
Money Market Central Funds	26.1
Other Short-Term Investments and Net Other Assets	3.6
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.2%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	447,565	$ 45,343
Fidelity Consumer Staples Central Fund (c)	353,178	44,797
Fidelity Energy Central Fund (c)	402,299	57,963
Fidelity Financials Central Fund (c)	912,062	76,066
Fidelity Health Care Central Fund (c)	510,652	52,291
Fidelity Industrials Central Fund (c)	462,586	57,139
Fidelity Information Technology Central Fund (c)	583,392	67,883
Fidelity Materials Central Fund (c)	133,437	18,831
Fidelity Telecom Services Central Fund (c)	124,126	13,423
Fidelity Utilities Central Fund (c)	153,983	17,725
TOTAL EQUITY CENTRAL FUNDS (Cost $419,280)		451,461
Fixed-Income Central Funds - 52.1%

Investment Grade Fixed-Income Funds - 48.1%
Fidelity Tactical Income Central Fund (c)	12,587,709	1,193,567
High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	628,271	55,834
Fidelity High Income Central Fund 1 (c)	481,858	44,712
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,546
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,338,809)		1,294,113
Money Market Central Funds - 26.1%

Fidelity Cash Central Fund, 2.69% (a)	511,762,184	511,762
Fidelity Money Market Central Fund, 3.45% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $647,312)		647,312
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.4% to 3.09% 4/10/08 to 6/5/08 (b) (Cost $3,491)	$ 3,500	3,493
Cash Equivalents - 3.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $83,873)	$ 83,876	$ 83,873
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,492,765)		2,480,252
NET OTHER ASSETS - 0.1%		1,290
NET ASSETS - 100%		$ 2,481,542
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
911 S&P 500 E-Mini Index Contracts	June 2008	$ 60,308	$ 1,421

The face value of futures purchased as a percentage of net assets - 2.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,493,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value (Amounts in thousands)
$83,873,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 57,403
Barclays Capital, Inc.	195
Lehman Brothers, Inc.	26,275
$ 83,873
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,613
Fidelity Consumer Discretionary Central Fund	356
Fidelity Consumer Staples Central Fund	402
Fidelity Energy Central Fund	209
Fidelity Financials Central Fund	1,162
Fidelity Floating Rate Central Fund	2,273
Fidelity Health Care Central Fund	278
Fidelity High Income Central Fund 1	1,689
Fidelity Industrials Central Fund	416
Fidelity Information Technology Central Fund	258
Fidelity Materials Central Fund	193
Fidelity Money Market Central Fund	3,253
Fidelity Tactical Income Central Fund	31,270
Fidelity Telecom Services Central Fund	148
Fidelity Utilities Central Fund	190
Total	$ 52,710
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 48,742	$ 4,855	$ -	$ 45,343	7.5%
Fidelity Consumer Staples Central Fund	39,907	4,598	-	44,797	7.5%
Fidelity Energy Central Fund	50,544	5,837	-	57,963	7.5%
Fidelity Financials Central Fund	90,663	8,491	-	76,066	7.5%
Fidelity Floating Rate Central Fund	61,332	-	-	55,834	2.3%
Fidelity Health Care Central Fund	54,673	6,379	-	52,291	7.5%
Fidelity High Income Central Fund 1	39,618	7,498	-	44,712	17.2%
Fidelity Industrials Central Fund	55,944	5,850	-	57,139	7.5%
Fidelity Information Technology Central Fund	78,426	7,563	-	67,883	7.5%
Fidelity Materials Central Fund	17,546	1,883	-	18,831	7.5%
Fidelity Tactical Income Central Fund	1,187,781	31,269	-	1,193,567	24.4%
Fidelity Telecom Services Central Fund	16,929	1,558	-	13,423	7.5%
Fidelity Utilities Central Fund	17,006	1,995	-	17,725	7.5%
Total	$ 1,759,111	$ 87,776	$ -	$ 1,745,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $83,873) - See accompanying schedule: Unaffiliated issuers (cost $87,364)	$ 87,366
Fidelity Central Funds (cost $2,405,401)	2,392,886
Total Investments (cost $2,492,765)		$ 2,480,252
Cash		1
Receivable for fund shares sold		3,780
Distributions receivable from Fidelity Central Funds		7,369
Receivable for daily variation on futures contracts		232
Prepaid expenses		6
Other receivables		1
Total assets		2,491,641

Liabilities
Payable for investments purchased	$ 4,994
Payable for fund shares redeemed	3,869
Accrued management fee	858
Distribution fees payable	7
Other affiliated payables	284
Other payables and accrued expenses	87
Total liabilities		10,099

Net Assets		$ 2,481,542
Net Assets consist of:
Paid in capital		$ 2,544,658
Undistributed net investment income		7,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,868)
Net unrealized appreciation (depreciation) on investments		(11,092)
Net Assets		$ 2,481,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,502 ÷ 621.1 shares)	$ 12.08

Maximum offering price per share (100/94.25 of $12.08)	$ 12.82
Class T: Net Asset Value and redemption price per share ($4,491 ÷ 372.3 shares)	$ 12.06

Maximum offering price per share (100/96.50 of $12.06)	$ 12.50
Class B: Net Asset Value and offering price per share ($1,793 ÷ 148.8 shares)A	$ 12.05

Class C: Net Asset Value and offering price per share ($2,982 ÷ 247.6 shares)A	$ 12.04

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,462,790 ÷ 203,670.9 shares)	$ 12.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,984 ÷ 164.1 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)

Investment Income
Interest		$ 2,019
Income from Fidelity Central Funds		52,710
Total income		54,729

Expenses
Management fee	$ 5,214
Transfer agent fees	1,297
Distribution fees	35
Accounting fees and expenses	407
Custodian fees and expenses	3
Independent trustees' compensation	5
Registration fees	66
Audit	32
Legal	8
Miscellaneous	7
Total expenses before reductions	7,074
Expense reductions	(43)	7,031
Net investment income (loss)		47,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173
Foreign currency transactions	(2)
Futures contracts	(8,148)
Total net realized gain (loss)		(7,977)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,312)
Futures contracts	47
Total change in net unrealized appreciation (depreciation)		(101,265)
Net gain (loss)		(109,242)
Net increase (decrease) in net assets resulting from operations		$ (61,544)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,698	$ 96,616
Net realized gain (loss)	(7,977)	9,978
Change in net unrealized appreciation (depreciation)	(101,265)	54,095
Net increase (decrease) in net assets resulting from operations	(61,544)	160,689
Distributions to shareholders from net investment income	(52,524)	(97,255)
Distributions to shareholders from net realized gain	(49,576)	(97,648)
Total distributions	(102,100)	(194,903)
Share transactions - net increase (decrease)	125,394	423,256
Total increase (decrease) in net assets	(38,250)	389,042

Net Assets
Beginning of period	2,519,792	2,130,750
End of period (including undistributed net investment income of $7,844 and undistributed net investment income of $12,670, respectively)	$ 2,481,542	$ 2,519,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.22	.48
Net realized and unrealized gain (loss)	(.54)	.40
Total from investment operations	(.32)	.88
Distributions from net investment income	(.25)	(.52)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.50)	(1.11)
Net asset value, end of period	$ 12.08	$ 12.90
Total Return B,C,D	(2.59)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.86% A	.87% A
Expenses net of fee waivers, if any	.86% A	.87% A
Expenses net of all reductions	.86% A	.87% A
Net investment income (loss)	3.49% A	3.84% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 3
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.20	.45
Net realized and unrealized gain (loss)	(.54)	.40
Total from investment operations	(.34)	.85
Distributions from net investment income	(.23)	(.51)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.48)	(1.10)
Net asset value, end of period	$ 12.06	$ 12.88
Total Return B,C,D	(2.73)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.11% A	1.11% A
Expenses net of fee waivers, if any	1.11% A	1.11% A
Expenses net of all reductions	1.10% A	1.11% A
Net investment income (loss)	3.25% A	3.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.37)	.77
Distributions from net investment income	(.20)	(.44)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.45)	(1.03)
Net asset value, end of period	$ 12.05	$ 12.87
Total Return B,C,D	(2.96)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.65% A
Expenses net of fee waivers, if any	1.67% A	1.65% A
Expenses net of all reductions	1.67% A	1.65% A
Net investment income (loss)	2.69% A	3.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.37)	.77
Distributions from net investment income	(.20)	(.45)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.45)	(1.04)
Net asset value, end of period	$ 12.04	$ 12.86
Total Return B,C,D	(2.96)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.65% A	1.64% A
Expenses net of fee waivers, if any	1.65% A	1.64% A
Expenses net of all reductions	1.65% A	1.64% A
Net investment income (loss)	2.71% A	3.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2
Portfolio turnover rate F	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.24	.53	.46	.33	.23	.30
Net realized and unrealized gain (loss)	(.55)	.38	.39	.74	.45	1.19
Total from investment operations	(.31)	.91	.85	1.07	.68	1.49
Distributions from net investment income	(.26)	(.55)	(.43)	(.32)	(.23)	(.30)
Distributions from net realized gain	(.25)	(.59)	(.28)	-	-	-
Total distributions	(.51)	(1.14)	(.71)	(.32)	(.23)	(.30)
Net asset value, end of period	$ 12.09	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80
Total Return B,C	(2.45)%	7.26%	6.77%	8.85%	5.80%	14.26%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.57%	.58%	.60%	.63%	.64%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.60%	.63%	.64%
Expenses net of all reductions	.56% A	.57%	.57%	.58%	.61%	.61%
Net investment income (loss)	3.80% A	4.15%	3.58%	2.64%	1.86%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 2,463	$ 2,509	$ 2,131	$ 1,724	$ 1,395	$ 971
Portfolio turnover rate E	0%	6%	81% G	81% G	232%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.24	.53
Net realized and unrealized gain (loss)	(.54)	.38
Total from investment operations	(.30)	.91
Distributions from net investment income	(.26)	(.55)
Distributions from net realized gain	(.25)	(.59)
Total distributions	(.51)	(1.14)
Net asset value, end of period	$ 12.09	$ 12.90
Total Return B,C	(2.38)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56% A	.59% A
Expenses net of fee waivers, if any	.56% A	.59% A
Expenses net of all reductions	.56% A	.59% A
Net investment income (loss)	3.79% A	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,984	$ 248
Portfolio turnover rate E	0%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 20% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 20% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM) FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three year fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and foreign currency transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,446
Unrealized depreciation	(87,911)
Net unrealized appreciation (depreciation)	$ (57,465)
Cost for federal income tax purposes	$ 2,537,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $87,776 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7	$ 1
Class T	.25%	.25%	10	-
Class B	.75%	.25%	7	5
Class C	.75%	.25%	11	6
			$ 35	$ 12

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	3
Class B*	1
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 20% shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4.15
Class T	3.15
Class B	1.21
Class C	2.18
Asset Manager 20%	1,286.10
Institutional Class	1.11
	$ 1,297

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 20%'s operating expenses. During the period, this reimbursement reduced the class' expenses by $9.

Effective May 1, 2008 the expense limitation will be changed to .90%, 1.15%, 1.65%, 1.65% and .65% for Class A, T, B, C, and Institutional, respectively.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Asset Manager 20%	$ 23

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $81,877, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 104	$ 40
Class T	77	49
Class B	20	12
Class C	32	21
Asset Manager 20%	52,251	97,126
Institutional Class	40	7
Total	$ 52,524	$ 97,255
From net realized gain
Class A	$ 112	$ 5
Class T	89	20
Class B	24	10
Class C	35	9
Asset Manager 20%	49,278	97,599
Institutional Class	38	5
Total	$ 49,576	$ 97,648

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	457	270	$ 5,709	$ 3,462
Reinvestment of distributions	13	3	158	33
Shares redeemed	(114)	(8)	(1,416)	(106)
Net increase (decrease)	356	265	$ 4,451	$ 3,389
Class T
Shares sold	119	314	$ 1,475	$ 4,039
Reinvestment of distributions	12	5	152	64
Shares redeemed	(66)	(12)	(815)	(158)
Net increase (decrease)	65	307	$ 812	$ 3,945

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	83	87	$ 1,025	$ 1,120
Reinvestment of distributions	3	2	39	20
Shares redeemed	(14)	(12)	(176)	(149)
Net increase (decrease)	72	77	$ 888	$ 991
Class C
Shares sold	134	138	$ 1,649	$ 1,774
Reinvestment of distributions	4	2	46	22
Shares redeemed	(22)	(8)	(277)	(103)
Net increase (decrease)	116	132	$ 1,418	$ 1,693
Asset Manager 20%
Shares sold	33,631	63,398	$ 420,669	$ 815,354
Reinvestment of distributions	7,833	14,706	97,739	187,332
Shares redeemed	(32,222)	(45,832)	(402,452)	(589,696)
Net increase (decrease)	9,242	32,272	$ 115,956	$ 412,990
Institutional Class
Shares sold	169	18	$ 2,163	$ 239
Reinvestment of distributions	6	1	72	9
Shares redeemed	(30)	-	(366)	-
Net increase (decrease)	145	19	$ 1,869	$ 248

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Co. (FRAC)

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM20I-USAN-0508
1.834308.101

(Fidelity Investment logo)(registered trademark)

Fidelity
Asset Manager® 30%

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, http://visit www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 949.00	$ 5.13B*
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55C*
Class T
Actual	$ 1,000.00	$ 947.00	$ 6.28B*
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.81C*
Class B
Actual	$ 1,000.00	$ 945.30	$ 8.60B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32C*
Class C
Actual	$ 1,000.00	$ 945.10	$ 8.60B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32C*
Asset Manager 30%
Actual	$ 1,000.00	$ 950.10	$ 3.96B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C*
Institutional Class
Actual	$ 1,000.00	$ 949.80	$ 3.96B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C*

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio(shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.10%*
Class T	1.35%*
Class B	1.85%*
Class C	1.85%*
Asset Manager 30%	.85%*
Institutional Class	.85%*

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

*If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.90%
Actual		$ 4.20
HypotheticalA		$ 4.55
Class T	1.15%
Actual		$ 5.36
HypotheticalA		$ 5.81
Class B	1.65%
Actual		$ 7.68
HypotheticalA		$ 8.32
Class C	1.65%
Actual		$ 7.68
HypotheticalA		$ 8.32
Asset Manager 30%	.65%
Actual		$ 3.03
HypotheticalA		$ 3.29
Institutional Class	.65%
Actual		$ 3.03
HypotheticalA		$ 3.29

A 5% return per year before expenses

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	15.4
Freddie Mac	5.4
U.S. Treasury Obligations	5.0
Government National Mortgage Association	1.8
Wells Fargo Mortgage Backed Securities Trust	0.5
28.1
Quality Diversification (% of fund's net assets)
As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 27.8%
AAA,AA,A 12.0%
BBB 8.6%
BB and Below 4.6%
Not Rated 0.4%
Equities 30.2%
Short-Term Investments and Net Other Assets 16.4%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.5
Procter & Gamble Co.	0.5
Nintendo Co. Ltd.	0.4
General Electric Co.	0.3
JPMorgan Chase & Co.	0.3
2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 30.2%
Bond class 53.6%
Short-term class 16.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	4.8
Fidelity Information Technology Central Fund	4.3
Fidelity Energy Central Fund	3.7
Fidelity Industrials Central Fund	3.6
Fidelity Health Care Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.9
Fidelity Materials Central Fund	1.2
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	28.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	44.7
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	48.7
Money Market Central Funds	20.0
Other Short-Term Investments and Net Other Assets	2.6
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 10.2% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	8,903	$ 901,963
Fidelity Consumer Staples Central Fund (c)	7,026	891,178
Fidelity Energy Central Fund (c)	8,003	1,153,072
Fidelity Financials Central Fund (c)	18,144	1,513,210
Fidelity Health Care Central Fund (c)	10,158	1,040,179
Fidelity Industrials Central Fund (c)	9,202	1,136,631
Fidelity Information Technology Central Fund (c)	11,605	1,350,358
Fidelity Materials Central Fund (c)	2,654	374,532
Fidelity Telecom Services Central Fund (c)	2,469	266,998
Fidelity Utilities Central Fund (c)	3,063	352,582
TOTAL EQUITY CENTRAL FUNDS (Cost $9,318,698)		8,980,703
Fixed-Income Central Funds - 48.7%

High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	5,587	496,517
Fidelity High Income Central Fund 1 (c)	8,052	747,145
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,243,662
Investment Grade Fixed-Income Funds - 44.7%
Fidelity Tactical Income Central Fund (c)	147,892	14,023,119
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $15,569,474)		15,266,781
Money Market Central Funds - 20.0%

Fidelity Cash Central Fund, 2.69% (a) (Cost $6,250,020)	6,250,020	6,250,020
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% to 1.67% 4/10/08 to 6/5/08 (b) (Cost $45,941)	$ 46,000	45,915
Cash Equivalents - 2.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $729,000)	$ 729,030	$ 729,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $31,913,133)		31,272,419
NET OTHER ASSETS - 0.2%		54,812
NET ASSETS - 100%		$ 31,327,231
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 S&P 500 E-Mini Index Contracts	June 2008	$ 794,400	$ 5,388

The face value of futures purchased as a percentage of net assets - 2.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $45,915.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$729,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 498,927
Barclays Capital, Inc.	1,698
Lehman Brothers, Inc.	228,375
$ 729,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,526
Fidelity Consumer Discretionary Central Fund	4,006
Fidelity Consumer Staples Central Fund	4,998
Fidelity Energy Central Fund	2,204
Fidelity Financials Central Fund	11,850
Fidelity Floating Rate Central Fund	8,286
Fidelity Health Care Central Fund	3,397
Fidelity High Income Central Fund 1	11,936
Fidelity Industrials Central Fund	5,090
Fidelity Information Technology Central Fund	3,442
Fidelity Materials Central Fund	2,012
Fidelity Tactical Income Central Fund	134,243
Fidelity Telecom Services Central Fund	1,171
Fidelity Utilities Central Fund	1,764
Total	$ 239,925
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 961,521	$ 27,937	$ 901,963	0.1%
Fidelity Consumer Staples Central Fund	-	892,356	24,798	891,178	0.1%
Fidelity Energy Central Fund	-	1,126,176	31,242	1,153,072	0.1%
Fidelity Financials Central Fund	-	1,708,243	50,205	1,513,210	0.1%
Fidelity Floating Rate Central Fund	-	522,512	-	496,517	0.0%
Fidelity Health Care Central Fund	-	1,218,948	33,881	1,040,179	0.1%
Fidelity High Income Central Fund 1	-	761,557	-	747,145	0.3%
Fidelity Industrials Central Fund	-	1,146,017	33,497	1,136,631	0.1%
Fidelity Information Technology Central Fund	-	1,494,812	45,874	1,350,358	0.1%
Fidelity Materials Central Fund	-	368,633	10,398	374,532	0.1%
Fidelity Tactical Income Central Fund	-	14,285,404	-	14,023,119	0.3%
Fidelity Telecom Services Central Fund	-	306,704	9,122	266,998	0.1%
Fidelity Utilities Central Fund	-	384,935	10,638	352,582	0.1%
Total	$ -	$ 25,177,818	$ 277,592	$ 24,247,484
Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	89.8%
United Kingdom	1.9%
Bermuda	1.2%
Canada	1.0%
Others (individually less than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $729,000) - See accompanying schedule: Unaffiliated issuers (cost $774,941)	$ 774,915
Fidelity Central Funds (cost $31,138,192)	30,497,504
Total Investments (cost $31,913,133)		$ 31,272,419
Cash		705
Receivable for fund shares sold		65,650
Distributions receivable from Fidelity Central Funds		74,508
Receivable for daily variation on futures contracts		3,060
Prepaid expenses		38,325
Receivable from investment adviser for expense reductions		5,718
Total assets		31,460,385

Liabilities
Payable for investments purchased	$ 49,659
Payable for fund shares redeemed	52,993
Accrued management fee	10,347
Distribution fees payable	998
Other affiliated payables	3,553
Other payables and accrued expenses	15,604
Total liabilities		133,154

Net Assets		$ 31,327,231
Net Assets consist of:
Paid in capital		$ 31,878,758
Undistributed net investment income		92,776
Accumulated undistributed net realized gain (loss) on investments		(8,977)
Net unrealized appreciation (depreciation) on investments		(635,326)
Net Assets		$ 31,327,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($914,232 ÷ 97,092 shares)	$ 9.42

Maximum offering price per share (100/94.25 of $9.42)	$ 9.99
Class T: Net Asset Value and redemption price per share ($441,599 ÷ 46,904 shares)	$ 9.41

Maximum offering price per share (100/96.50 of $9.41)	$ 9.75
Class B: Net Asset Value and offering price per share ($236,725 ÷ 25,158 shares)A	$ 9.41

Class C: Net Asset Value and offering price per share ($1,069,919 ÷ 113,820 shares)A	$ 9.40

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($28,522,294 ÷ 3,027,978 shares)	$ 9.42

Instutional Class: Net Asset Value, offering price and redemption price per share ($142,462 ÷ 15,125 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)
Investment Income
Interest		$ 9,851
Income from Fidelity Central Funds		239,925
Total income		249,776

Expenses
Management fee	$ 28,288
Transfer agent fees	8,106
Distribution fees	3,107
Accounting fees and expenses	2,827
Custodian fees and expenses	2,489
Independent trustees' compensation	18
Registration fees	44,806
Audit	19,721
Miscellaneous	2,004
Total expenses before reductions	111,366
Expense reductions	(52,643)	58,723
Net investment income (loss)		191,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(12,056)
Futures contracts	3,079
Total net realized gain (loss)		(8,977)
Change in net unrealized appreciation (depreciation) on: Investment securities	(640,714)
Futures contracts	5,388
Total change in net unrealized appreciation (depreciation)		(635,326)
Net gain (loss)		(644,303)
Net increase (decrease) in net assets resulting from operations		$ (453,250)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,053
Net realized gain (loss)	(8,977)
Change in net unrealized appreciation (depreciation)	(635,326)
Net increase (decrease) in net assets resulting from operations	(453,250)
Distributions to shareholders from net investment income	(98,277)
Share transactions - net increase (decrease)	31,878,758
Total increase (decrease) in net assets	31,327,231

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $92,776)	$ 31,327,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.51)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.42
Total Return B, C, D	(5.10)%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.53)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.41
Total Return B, C, D	(5.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.15% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.35% A
Net investment income (loss)	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.55)
Distributions from net investment income	(.04)
Net asset value, end of period	$ 9.41
Total Return B, C, D	(5.47)%
Ratios to Average Net Assets H
Expenses before reductions	2.67% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 237
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.55)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.40
Total Return B, C, D	(5.49)%
Ratios to Average Net Assets H
Expenses before reductions	2.70% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,070
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.50)
Distributions from net investment income	(.08)
Net asset value, end of period	$ 9.42
Total Return B, C	(4.99)%
Ratios to Average Net Assets G
Expenses before reductions	1.64% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.84% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,522
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.50)
Distributions from net investment income	(.08)
Net asset value, end of period	$ 9.42
Total Return B, C	(5.02)%
Ratios to Average Net Assets G
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 30% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 30%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to .02%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 162,807
Unrealized depreciation	(803,521)
Net unrealized appreciation (depreciation)	$ (640,714)
Cost for federal income tax purposes	$ 31,913,133

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $25,177,818 and $277,592, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 534	$ 183
Class T	.25%	.25%	426	342
Class B	.75%	.25%	928	870
Class C	.75%	.25%	1,219	1,183
			$ 3,107	$ 2,578

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 700
Class T	178
Class C*	162
$ 1,040

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 272.13
Class T	104.12
Class B	143.16
Class C	151.13
Asset Manager 30%	7,352.12
Institutional Class	84.12
	$ 8,106

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on the line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser

Class A	1.10%	$ 1,675
Class T	1.35%	676
Class B	1.85%	755
Class C	1.85%	1,010
Asset Manager 30%	.85%	47,945
Institutional Class	.85%	541
		$ 52,602

* Effective May 1, 2008 the expense limitation will be changed to 0.90%, 1.15%, 1.65%, 1.65%, 0.65% and 0.65% for Class A, Class T, Class B, Class C, Asset Manager 30%, and Institutional Class, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 2,619
Class T	1,042
Class B	838
Class C	1,414
Asset Manager 30%	91,161
Institutional Class	1,203
Total	$ 98,277

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	98,809	$ 957,644
Reinvestment of distributions	232	2,210
Shares redeemed	(1,949)	(18,600)
Net increase (decrease)	97,092	$ 941,254
Class T
Shares sold	46,796	$ 451,271
Reinvestment of distributions	108	1,042
Net increase (decrease)	46,904	$ 452,313

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class B
Shares sold	25,163	$ 248,451
Reinvestment of distributions	87	838
Shares redeemed	(92)	(874)
Net increase (decrease)	25,158	$ 248,415
Class C
Shares sold	116,242	$ 1,105,210
Reinvestment of distributions	149	1,414
Shares redeemed	(2,571)	(24,113)
Net increase (decrease)	113,820	$ 1,082,511
Asset Manager 30%
Shares sold	3,465,406	$ 33,217,584
Reinvestment of distributions	9,125	86,491
Shares redeemed	(446,553)	(4,301,023)
Net increase (decrease)	3,027,978	$ 29,003,052
Institutional Class
Shares sold	15,001	$ 150,010
Reinvestment of distributions	124	1,203
Net increase (decrease)	15,125	$ 151,213

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 30%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 30% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

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82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager® 30% -
Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2008

Class A, Class T, Class B,
and Class C are classes of
Fidelity Asset Manager® 30%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 949.00	$ 5.13B*
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55C*
Class T
Actual	$ 1,000.00	$ 947.00	$ 6.28B*
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.81C*
Class B
Actual	$ 1,000.00	$ 945.30	$ 8.60B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32C*
Class C
Actual	$ 1,000.00	$ 945.10	$ 8.60B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32C*
Asset Manager 30%
Actual	$ 1,000.00	$ 950.10	$ 3.96B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C*
Institutional Class
Actual	$ 1,000.00	$ 949.80	$ 3.96B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C*

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio(shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.10%*
Class T	1.35%*
Class B	1.85%*
Class C	1.85%*
Asset Manager 30%	.85%*
Institutional Class	.85%*

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

*If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.90%
Actual		$ 4.20
HypotheticalA		$ 4.55
Class T	1.15%
Actual		$ 5.36
HypotheticalA		$ 5.81
Class B	1.65%
Actual		$ 7.68
HypotheticalA		$ 8.32
Class C	1.65%
Actual		$ 7.68
HypotheticalA		$ 8.32
Asset Manager 30%	.65%
Actual		$ 3.03
HypotheticalA		$ 3.29
Institutional Class	.65%
Actual		$ 3.03
HypotheticalA		$ 3.29

A 5% return per year before expenses

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	15.4
Freddie Mac	5.4
U.S. Treasury Obligations	5.0
Government National Mortgage Association	1.8
Wells Fargo Mortgage Backed Securities Trust	0.5
28.1
Quality Diversification (% of fund's net assets)
As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 27.8%
AAA,AA,A 12.0%
BBB 8.6%
BB and Below 4.6%
Not Rated 0.4%
Equities 30.2%
Short-Term Investments and Net Other Assets 16.4%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.5
Procter & Gamble Co.	0.5
Nintendo Co. Ltd.	0.4
General Electric Co.	0.3
JPMorgan Chase & Co.	0.3
2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 30.2%
Bond class 53.6%
Short-term class 16.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	4.8
Fidelity Information Technology Central Fund	4.3
Fidelity Energy Central Fund	3.7
Fidelity Industrials Central Fund	3.6
Fidelity Health Care Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.9
Fidelity Materials Central Fund	1.2
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	28.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	44.7
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	48.7
Money Market Central Funds	20.0
Other Short-Term Investments and Net Other Assets	2.6
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 10.2% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	8,903	$ 901,963
Fidelity Consumer Staples Central Fund (c)	7,026	891,178
Fidelity Energy Central Fund (c)	8,003	1,153,072
Fidelity Financials Central Fund (c)	18,144	1,513,210
Fidelity Health Care Central Fund (c)	10,158	1,040,179
Fidelity Industrials Central Fund (c)	9,202	1,136,631
Fidelity Information Technology Central Fund (c)	11,605	1,350,358
Fidelity Materials Central Fund (c)	2,654	374,532
Fidelity Telecom Services Central Fund (c)	2,469	266,998
Fidelity Utilities Central Fund (c)	3,063	352,582
TOTAL EQUITY CENTRAL FUNDS (Cost $9,318,698)		8,980,703
Fixed-Income Central Funds - 48.7%

High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	5,587	496,517
Fidelity High Income Central Fund 1 (c)	8,052	747,145
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,243,662
Investment Grade Fixed-Income Funds - 44.7%
Fidelity Tactical Income Central Fund (c)	147,892	14,023,119
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $15,569,474)		15,266,781
Money Market Central Funds - 20.0%

Fidelity Cash Central Fund, 2.69% (a) (Cost $6,250,020)	6,250,020	6,250,020
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% to 1.67% 4/10/08 to 6/5/08 (b) (Cost $45,941)	$ 46,000	45,915
Cash Equivalents - 2.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $729,000)	$ 729,030	$ 729,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $31,913,133)		31,272,419
NET OTHER ASSETS - 0.2%		54,812
NET ASSETS - 100%		$ 31,327,231
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 S&P 500 E-Mini Index Contracts	June 2008	$ 794,400	$ 5,388

The face value of futures purchased as a percentage of net assets - 2.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $45,915.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$729,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 498,927
Barclays Capital, Inc.	1,698
Lehman Brothers, Inc.	228,375
$ 729,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,526
Fidelity Consumer Discretionary Central Fund	4,006
Fidelity Consumer Staples Central Fund	4,998
Fidelity Energy Central Fund	2,204
Fidelity Financials Central Fund	11,850
Fidelity Floating Rate Central Fund	8,286
Fidelity Health Care Central Fund	3,397
Fidelity High Income Central Fund 1	11,936
Fidelity Industrials Central Fund	5,090
Fidelity Information Technology Central Fund	3,442
Fidelity Materials Central Fund	2,012
Fidelity Tactical Income Central Fund	134,243
Fidelity Telecom Services Central Fund	1,171
Fidelity Utilities Central Fund	1,764
Total	$ 239,925
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 961,521	$ 27,937	$ 901,963	0.1%
Fidelity Consumer Staples Central Fund	-	892,356	24,798	891,178	0.1%
Fidelity Energy Central Fund	-	1,126,176	31,242	1,153,072	0.1%
Fidelity Financials Central Fund	-	1,708,243	50,205	1,513,210	0.1%
Fidelity Floating Rate Central Fund	-	522,512	-	496,517	0.0%
Fidelity Health Care Central Fund	-	1,218,948	33,881	1,040,179	0.1%
Fidelity High Income Central Fund 1	-	761,557	-	747,145	0.3%
Fidelity Industrials Central Fund	-	1,146,017	33,497	1,136,631	0.1%
Fidelity Information Technology Central Fund	-	1,494,812	45,874	1,350,358	0.1%
Fidelity Materials Central Fund	-	368,633	10,398	374,532	0.1%
Fidelity Tactical Income Central Fund	-	14,285,404	-	14,023,119	0.3%
Fidelity Telecom Services Central Fund	-	306,704	9,122	266,998	0.1%
Fidelity Utilities Central Fund	-	384,935	10,638	352,582	0.1%
Total	$ -	$ 25,177,818	$ 277,592	$ 24,247,484
Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	89.8%
United Kingdom	1.9%
Bermuda	1.2%
Canada	1.0%
Others (individually less than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $729,000) - See accompanying schedule: Unaffiliated issuers (cost $774,941)	$ 774,915
Fidelity Central Funds (cost $31,138,192)	30,497,504
Total Investments (cost $31,913,133)		$ 31,272,419
Cash		705
Receivable for fund shares sold		65,650
Distributions receivable from Fidelity Central Funds		74,508
Receivable for daily variation on futures contracts		3,060
Prepaid expenses		38,325
Receivable from investment adviser for expense reductions		5,718
Total assets		31,460,385

Liabilities
Payable for investments purchased	$ 49,659
Payable for fund shares redeemed	52,993
Accrued management fee	10,347
Distribution fees payable	998
Other affiliated payables	3,553
Other payables and accrued expenses	15,604
Total liabilities		133,154

Net Assets		$ 31,327,231
Net Assets consist of:
Paid in capital		$ 31,878,758
Undistributed net investment income		92,776
Accumulated undistributed net realized gain (loss) on investments		(8,977)
Net unrealized appreciation (depreciation) on investments		(635,326)
Net Assets		$ 31,327,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($914,232 ÷ 97,092 shares)	$ 9.42

Maximum offering price per share (100/94.25 of $9.42)	$ 9.99
Class T: Net Asset Value and redemption price per share ($441,599 ÷ 46,904 shares)	$ 9.41

Maximum offering price per share (100/96.50 of $9.41)	$ 9.75
Class B: Net Asset Value and offering price per share ($236,725 ÷ 25,158 shares)A	$ 9.41

Class C: Net Asset Value and offering price per share ($1,069,919 ÷ 113,820 shares)A	$ 9.40

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($28,522,294 ÷ 3,027,978 shares)	$ 9.42

Instutional Class: Net Asset Value, offering price and redemption price per share ($142,462 ÷ 15,125 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)
Investment Income
Interest		$ 9,851
Income from Fidelity Central Funds		239,925
Total income		249,776

Expenses
Management fee	$ 28,288
Transfer agent fees	8,106
Distribution fees	3,107
Accounting fees and expenses	2,827
Custodian fees and expenses	2,489
Independent trustees' compensation	18
Registration fees	44,806
Audit	19,721
Miscellaneous	2,004
Total expenses before reductions	111,366
Expense reductions	(52,643)	58,723
Net investment income (loss)		191,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(12,056)
Futures contracts	3,079
Total net realized gain (loss)		(8,977)
Change in net unrealized appreciation (depreciation) on: Investment securities	(640,714)
Futures contracts	5,388
Total change in net unrealized appreciation (depreciation)		(635,326)
Net gain (loss)		(644,303)
Net increase (decrease) in net assets resulting from operations		$ (453,250)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,053
Net realized gain (loss)	(8,977)
Change in net unrealized appreciation (depreciation)	(635,326)
Net increase (decrease) in net assets resulting from operations	(453,250)
Distributions to shareholders from net investment income	(98,277)
Share transactions - net increase (decrease)	31,878,758
Total increase (decrease) in net assets	31,327,231

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $92,776)	$ 31,327,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.51)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.42
Total Return B, C, D	(5.10)%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.53)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.41
Total Return B, C, D	(5.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.15% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.35% A
Net investment income (loss)	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.55)
Distributions from net investment income	(.04)
Net asset value, end of period	$ 9.41
Total Return B, C, D	(5.47)%
Ratios to Average Net Assets H
Expenses before reductions	2.67% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 237
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.55)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.40
Total Return B, C, D	(5.49)%
Ratios to Average Net Assets H
Expenses before reductions	2.70% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,070
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.50)
Distributions from net investment income	(.08)
Net asset value, end of period	$ 9.42
Total Return B, C	(4.99)%
Ratios to Average Net Assets G
Expenses before reductions	1.64% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.84% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,522
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.50)
Distributions from net investment income	(.08)
Net asset value, end of period	$ 9.42
Total Return B, C	(5.02)%
Ratios to Average Net Assets G
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 30% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 30%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to .02%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 162,807
Unrealized depreciation	(803,521)
Net unrealized appreciation (depreciation)	$ (640,714)
Cost for federal income tax purposes	$ 31,913,133

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $25,177,818 and $277,592, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 534	$ 183
Class T	.25%	.25%	426	342
Class B	.75%	.25%	928	870
Class C	.75%	.25%	1,219	1,183
			$ 3,107	$ 2,578

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 700
Class T	178
Class C*	162
$ 1,040

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 272.13
Class T	104.12
Class B	143.16
Class C	151.13
Asset Manager 30%	7,352.12
Institutional Class	84.12
	$ 8,106

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on the line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser

Class A	1.10%	$ 1,675
Class T	1.35%	676
Class B	1.85%	755
Class C	1.85%	1,010
Asset Manager 30%	.85%	47,945
Institutional Class	.85%	541
		$ 52,602

* Effective May 1, 2008 the expense limitation will be changed to 0.90%, 1.15%, 1.65%, 1.65%, 0.65% and 0.65% for Class A, Class T, Class B,
Class C, Asset Manager 30%, and Institutional Class, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 2,619
Class T	1,042
Class B	838
Class C	1,414
Asset Manager 30%	91,161
Institutional Class	1,203
Total	$ 98,277

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	98,809	$ 957,644
Reinvestment of distributions	232	2,210
Shares redeemed	(1,949)	(18,600)
Net increase (decrease)	97,092	$ 941,254
Class T
Shares sold	46,796	$ 451,271
Reinvestment of distributions	108	1,042
Net increase (decrease)	46,904	$ 452,313

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class B
Shares sold	25,163	$ 248,451
Reinvestment of distributions	87	838
Shares redeemed	(92)	(874)
Net increase (decrease)	25,158	$ 248,415
Class C
Shares sold	116,242	$ 1,105,210
Reinvestment of distributions	149	1,414
Shares redeemed	(2,571)	(24,113)
Net increase (decrease)	113,820	$ 1,082,511
Asset Manager 30%
Shares sold	3,465,406	$ 33,217,584
Reinvestment of distributions	9,125	86,491
Shares redeemed	(446,553)	(4,301,023)
Net increase (decrease)	3,027,978	$ 29,003,052
Institutional Class
Shares sold	15,001	$ 150,010
Reinvestment of distributions	124	1,203
Net increase (decrease)	15,125	$ 151,213

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 30%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 30% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATAN-USAN-0508
1.849936.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager® 30% -
Institutional Class

Semiannual Report

March 31, 2008

Institutional Class is a class of
Fidelity Asset Manager® 30%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 949.00	$ 5.13B*
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55C*
Class T
Actual	$ 1,000.00	$ 947.00	$ 6.28B*
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.81C*
Class B
Actual	$ 1,000.00	$ 945.30	$ 8.60B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32C*
Class C
Actual	$ 1,000.00	$ 945.10	$ 8.60B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32C*
Asset Manager 30%
Actual	$ 1,000.00	$ 950.10	$ 3.96B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C*
Institutional Class
Actual	$ 1,000.00	$ 949.80	$ 3.96B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C*

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio(shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.10%*
Class T	1.35%*
Class B	1.85%*
Class C	1.85%*
Asset Manager 30%	.85%*
Institutional Class	.85%*

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

*If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.90%
Actual		$ 4.20
HypotheticalA		$ 4.55
Class T	1.15%
Actual		$ 5.36
HypotheticalA		$ 5.81
Class B	1.65%
Actual		$ 7.68
HypotheticalA		$ 8.32
Class C	1.65%
Actual		$ 7.68
HypotheticalA		$ 8.32
Asset Manager 30%	.65%
Actual		$ 3.03
HypotheticalA		$ 3.29
Institutional Class	.65%
Actual		$ 3.03
HypotheticalA		$ 3.29

A 5% return per year before expenses

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	15.4
Freddie Mac	5.4
U.S. Treasury Obligations	5.0
Government National Mortgage Association	1.8
Wells Fargo Mortgage Backed Securities Trust	0.5
28.1
Quality Diversification (% of fund's net assets)
As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 27.8%
AAA,AA,A 12.0%
BBB 8.6%
BB and Below 4.6%
Not Rated 0.4%
Equities 30.2%
Short-Term Investments and Net Other Assets 16.4%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.5
Procter & Gamble Co.	0.5
Nintendo Co. Ltd.	0.4
General Electric Co.	0.3
JPMorgan Chase & Co.	0.3
2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 30.2%
Bond class 53.6%
Short-term class 16.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	4.8
Fidelity Information Technology Central Fund	4.3
Fidelity Energy Central Fund	3.7
Fidelity Industrials Central Fund	3.6
Fidelity Health Care Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.9
Fidelity Materials Central Fund	1.2
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	28.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	44.7
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	48.7
Money Market Central Funds	20.0
Other Short-Term Investments and Net Other Assets	2.6
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 10.2% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	8,903	$ 901,963
Fidelity Consumer Staples Central Fund (c)	7,026	891,178
Fidelity Energy Central Fund (c)	8,003	1,153,072
Fidelity Financials Central Fund (c)	18,144	1,513,210
Fidelity Health Care Central Fund (c)	10,158	1,040,179
Fidelity Industrials Central Fund (c)	9,202	1,136,631
Fidelity Information Technology Central Fund (c)	11,605	1,350,358
Fidelity Materials Central Fund (c)	2,654	374,532
Fidelity Telecom Services Central Fund (c)	2,469	266,998
Fidelity Utilities Central Fund (c)	3,063	352,582
TOTAL EQUITY CENTRAL FUNDS (Cost $9,318,698)		8,980,703
Fixed-Income Central Funds - 48.7%

High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	5,587	496,517
Fidelity High Income Central Fund 1 (c)	8,052	747,145
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,243,662
Investment Grade Fixed-Income Funds - 44.7%
Fidelity Tactical Income Central Fund (c)	147,892	14,023,119
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $15,569,474)		15,266,781
Money Market Central Funds - 20.0%

Fidelity Cash Central Fund, 2.69% (a) (Cost $6,250,020)	6,250,020	6,250,020
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% to 1.67% 4/10/08 to 6/5/08 (b) (Cost $45,941)	$ 46,000	45,915
Cash Equivalents - 2.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $729,000)	$ 729,030	$ 729,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $31,913,133)		31,272,419
NET OTHER ASSETS - 0.2%		54,812
NET ASSETS - 100%		$ 31,327,231
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 S&P 500 E-Mini Index Contracts	June 2008	$ 794,400	$ 5,388

The face value of futures purchased as a percentage of net assets - 2.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $45,915.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$729,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 498,927
Barclays Capital, Inc.	1,698
Lehman Brothers, Inc.	228,375
$ 729,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,526
Fidelity Consumer Discretionary Central Fund	4,006
Fidelity Consumer Staples Central Fund	4,998
Fidelity Energy Central Fund	2,204
Fidelity Financials Central Fund	11,850
Fidelity Floating Rate Central Fund	8,286
Fidelity Health Care Central Fund	3,397
Fidelity High Income Central Fund 1	11,936
Fidelity Industrials Central Fund	5,090
Fidelity Information Technology Central Fund	3,442
Fidelity Materials Central Fund	2,012
Fidelity Tactical Income Central Fund	134,243
Fidelity Telecom Services Central Fund	1,171
Fidelity Utilities Central Fund	1,764
Total	$ 239,925
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 961,521	$ 27,937	$ 901,963	0.1%
Fidelity Consumer Staples Central Fund	-	892,356	24,798	891,178	0.1%
Fidelity Energy Central Fund	-	1,126,176	31,242	1,153,072	0.1%
Fidelity Financials Central Fund	-	1,708,243	50,205	1,513,210	0.1%
Fidelity Floating Rate Central Fund	-	522,512	-	496,517	0.0%
Fidelity Health Care Central Fund	-	1,218,948	33,881	1,040,179	0.1%
Fidelity High Income Central Fund 1	-	761,557	-	747,145	0.3%
Fidelity Industrials Central Fund	-	1,146,017	33,497	1,136,631	0.1%
Fidelity Information Technology Central Fund	-	1,494,812	45,874	1,350,358	0.1%
Fidelity Materials Central Fund	-	368,633	10,398	374,532	0.1%
Fidelity Tactical Income Central Fund	-	14,285,404	-	14,023,119	0.3%
Fidelity Telecom Services Central Fund	-	306,704	9,122	266,998	0.1%
Fidelity Utilities Central Fund	-	384,935	10,638	352,582	0.1%
Total	$ -	$ 25,177,818	$ 277,592	$ 24,247,484
Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	89.8%
United Kingdom	1.9%
Bermuda	1.2%
Canada	1.0%
Others (individually less than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $729,000) - See accompanying schedule: Unaffiliated issuers (cost $774,941)	$ 774,915
Fidelity Central Funds (cost $31,138,192)	30,497,504
Total Investments (cost $31,913,133)		$ 31,272,419
Cash		705
Receivable for fund shares sold		65,650
Distributions receivable from Fidelity Central Funds		74,508
Receivable for daily variation on futures contracts		3,060
Prepaid expenses		38,325
Receivable from investment adviser for expense reductions		5,718
Total assets		31,460,385

Liabilities
Payable for investments purchased	$ 49,659
Payable for fund shares redeemed	52,993
Accrued management fee	10,347
Distribution fees payable	998
Other affiliated payables	3,553
Other payables and accrued expenses	15,604
Total liabilities		133,154

Net Assets		$ 31,327,231
Net Assets consist of:
Paid in capital		$ 31,878,758
Undistributed net investment income		92,776
Accumulated undistributed net realized gain (loss) on investments		(8,977)
Net unrealized appreciation (depreciation) on investments		(635,326)
Net Assets		$ 31,327,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($914,232 ÷ 97,092 shares)	$ 9.42

Maximum offering price per share (100/94.25 of $9.42)	$ 9.99
Class T: Net Asset Value and redemption price per share ($441,599 ÷ 46,904 shares)	$ 9.41

Maximum offering price per share (100/96.50 of $9.41)	$ 9.75
Class B: Net Asset Value and offering price per share ($236,725 ÷ 25,158 shares)A	$ 9.41

Class C: Net Asset Value and offering price per share ($1,069,919 ÷ 113,820 shares)A	$ 9.40

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($28,522,294 ÷ 3,027,978 shares)	$ 9.42

Instutional Class: Net Asset Value, offering price and redemption price per share ($142,462 ÷ 15,125 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)
Investment Income
Interest		$ 9,851
Income from Fidelity Central Funds		239,925
Total income		249,776

Expenses
Management fee	$ 28,288
Transfer agent fees	8,106
Distribution fees	3,107
Accounting fees and expenses	2,827
Custodian fees and expenses	2,489
Independent trustees' compensation	18
Registration fees	44,806
Audit	19,721
Miscellaneous	2,004
Total expenses before reductions	111,366
Expense reductions	(52,643)	58,723
Net investment income (loss)		191,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(12,056)
Futures contracts	3,079
Total net realized gain (loss)		(8,977)
Change in net unrealized appreciation (depreciation) on: Investment securities	(640,714)
Futures contracts	5,388
Total change in net unrealized appreciation (depreciation)		(635,326)
Net gain (loss)		(644,303)
Net increase (decrease) in net assets resulting from operations		$ (453,250)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,053
Net realized gain (loss)	(8,977)
Change in net unrealized appreciation (depreciation)	(635,326)
Net increase (decrease) in net assets resulting from operations	(453,250)
Distributions to shareholders from net investment income	(98,277)
Share transactions - net increase (decrease)	31,878,758
Total increase (decrease) in net assets	31,327,231

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $92,776)	$ 31,327,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.51)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.42
Total Return B, C, D	(5.10)%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.53)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.41
Total Return B, C, D	(5.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.15% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.35% A
Net investment income (loss)	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.55)
Distributions from net investment income	(.04)
Net asset value, end of period	$ 9.41
Total Return B, C, D	(5.47)%
Ratios to Average Net Assets H
Expenses before reductions	2.67% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 237
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.55)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.40
Total Return B, C, D	(5.49)%
Ratios to Average Net Assets H
Expenses before reductions	2.70% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,070
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.50)
Distributions from net investment income	(.08)
Net asset value, end of period	$ 9.42
Total Return B, C	(4.99)%
Ratios to Average Net Assets G
Expenses before reductions	1.64% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.84% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,522
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.50)
Distributions from net investment income	(.08)
Net asset value, end of period	$ 9.42
Total Return B, C	(5.02)%
Ratios to Average Net Assets G
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 30% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 30%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to .02%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 162,807
Unrealized depreciation	(803,521)
Net unrealized appreciation (depreciation)	$ (640,714)
Cost for federal income tax purposes	$ 31,913,133

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $25,177,818 and $277,592, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 534	$ 183
Class T	.25%	.25%	426	342
Class B	.75%	.25%	928	870
Class C	.75%	.25%	1,219	1,183
			$ 3,107	$ 2,578

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 700
Class T	178
Class C*	162
$ 1,040

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 272.13
Class T	104.12
Class B	143.16
Class C	151.13
Asset Manager 30%	7,352.12
Institutional Class	84.12
	$ 8,106

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on the line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser

Class A	1.10%	$ 1,675
Class T	1.35%	676
Class B	1.85%	755
Class C	1.85%	1,010
Asset Manager 30%	.85%	47,945
Institutional Class	.85%	541
		$ 52,602

* Effective May 1, 2008 the expense limitation will be changed to 0.90%, 1.15%, 1.65%, 1.65%, 0.65% and 0.65% for Class A, Class T, Class B, Class C, Asset Manager 30%, and Institutional Class, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 2,619
Class T	1,042
Class B	838
Class C	1,414
Asset Manager 30%	91,161
Institutional Class	1,203
Total	$ 98,277

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	98,809	$ 957,644
Reinvestment of distributions	232	2,210
Shares redeemed	(1,949)	(18,600)
Net increase (decrease)	97,092	$ 941,254
Class T
Shares sold	46,796	$ 451,271
Reinvestment of distributions	108	1,042
Net increase (decrease)	46,904	$ 452,313

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class B
Shares sold	25,163	$ 248,451
Reinvestment of distributions	87	838
Shares redeemed	(92)	(874)
Net increase (decrease)	25,158	$ 248,415
Class C
Shares sold	116,242	$ 1,105,210
Reinvestment of distributions	149	1,414
Shares redeemed	(2,571)	(24,113)
Net increase (decrease)	113,820	$ 1,082,511
Asset Manager 30%
Shares sold	3,465,406	$ 33,217,584
Reinvestment of distributions	9,125	86,491
Shares redeemed	(446,553)	(4,301,023)
Net increase (decrease)	3,027,978	$ 29,003,052
Institutional Class
Shares sold	15,001	$ 150,010
Reinvestment of distributions	124	1,203
Net increase (decrease)	15,125	$ 151,213

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 30%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 30% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATANI-USAN-0508
1.849926.100

(Fidelity Investment logo)(registered trademark)

Fidelity
Asset Manager® 40%

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, http://visit www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 929.90	$ 5.08 B*
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55 C*
Class T
Actual	$ 1,000.00	$ 929.30	$ 6.23 B*
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.81 C*
Class B
Actual	$ 1,000.00	$ 927.30	$ 8.52 B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32 C*
Class C
Actual	$ 1,000.00	$ 927.30	$ 8.52 B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32 C*
Asset Manager 40%
Actual	$ 1,000.00	$ 931.40	$ 3.92 B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29 C*
Institutional Class
Actual	$ 1,000.00	$ 931.40	$ 3.92 B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29 C*

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.10%*
Class T	1.35%*
Class B	1.85%*
Class C	1.85%*
Asset Manager 40%	.85%*
Institutional Class	.85%*

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

* If changes to voluntary expense limitations, effective May 1, 2008 for all classes had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	90%
Actual		$ 4.15
HypotheticalA		$ 4.55
Class T	1.15%
Actual		$ 5.31
HypotheticalA		$ 5.81
Class B	1.65%
Actual		$ 7.61
HypotheticalA		$ 8.32
Class C	1.65%
Actual		$ 7.61
HypotheticalA		$ 8.32
Asset Manager 40%	.65%
Actual		$ 3.00
HypotheticalA		$ 3.29
Institutional Class	.65%
Actual		$ 3.00
HypotheticalA		$ 3.29

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	14.1
Freddie Mac	4.9
U.S. Treasury Obligations	4.6
Government National Mortgage Association	1.6
Wells Fargo Mortgage Backed Securities Trust	0.4
25.6
Quality Diversification (% of fund's net assets)
As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 25.5%
AAA,AA,A 10.8%
BBB 8.0%
BB 2.9%
B 1.3%
CCC,CC,C 0.3%
Not Rated 0.4%
Equities 40.9%
Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent down-grades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.6
Procter & Gamble Co.	0.6
Nintendo Co. Ltd.	0.4
General Electric Co.	0.4
JPMorgan Chase & Co.	0.4
2.4
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 41.0%
Bond class 49.4%
Short-term class 9.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	6.1
Fidelity Information Technology Central Fund	5.5
Fidelity Energy Central Fund	4.7
Fidelity Industrials Central Fund	4.6
Fidelity Health Care Central Fund	4.2
Fidelity International Equity Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Consumer Staples Central Fund	3.6
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	40.3
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	41.0
High Yield Fixed-Income Funds	3.9
Total Fixed-Income Central Funds	44.9
Money Market Central Funds	14.1
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.0% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	5,380	$ 545,048
Fidelity Consumer Staples Central Fund (c)	4,245	538,436
Fidelity Energy Central Fund (c)	4,836	696,771
Fidelity Financials Central Fund (c)	10,964	914,398
Fidelity Health Care Central Fund (c)	6,138	628,531
Fidelity Industrials Central Fund (c)	5,561	686,895
Fidelity Information Technology Central Fund (c)	7,013	816,033
Fidelity International Equity Central Fund (c)	6,861	585,106
Fidelity Materials Central Fund (c)	1,604	226,356
Fidelity Telecom Services Central Fund (c)	1,492	161,345
Fidelity Utilities Central Fund (c)	1,851	213,069
TOTAL EQUITY CENTRAL FUNDS (Cost $6,811,306)		6,011,988
Fixed-Income Central Funds - 44.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	2,753	244,659
Fidelity High Income Central Fund 1 (c)	3,688	342,210
TOTAL HIGH YIELD FIXED-INCOME FUNDS		586,869
Investment Grade Fixed-Income Funds - 41.0%
Fidelity Tactical Income Central Fund (c)	64,514	6,117,216
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $6,837,348)		6,704,085
Money Market Central Funds - 14.1%

Fidelity Cash Central Fund, 2.69% (a) (Cost $2,112,569)	2,112,569	2,112,569
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% 6/5/08 (b) (Cost $15,981)	$ 16,000	15,963
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $15,777,204)		14,844,605
NET OTHER ASSETS - 0.6%		88,637
NET ASSETS - 100%		$ 14,933,242
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 S&P 500 E-Mini Index Contracts	June 2008	$ 264,800	$ (458)
The face value of futures purchased as a percentage of net assets - 1.8%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,963.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,197
Fidelity Consumer Discretionary Central Fund	3,464
Fidelity Consumer Staples Central Fund	3,976
Fidelity Energy Central Fund	1,971
Fidelity Financials Central Fund	10,854
Fidelity Floating Rate Central Fund	8,266
Fidelity Health Care Central Fund	2,719
Fidelity High Income Central Fund 1	8,017
Fund	Income earned
Fidelity Industrials Central Fund	$ 4,027
Fidelity Information Technology Central Fund	2,610
Fidelity International Equity Central Fund	3,431
Fidelity Materials Central Fund	1,792
Fidelity Tactical Income Central Fund	108,576
Fidelity Telecom Services Central Fund	1,268
Fidelity Utilities Central Fund	1,755
Total	$ 202,923
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 628,002	$ -	$ 545,048	0.1%
Fidelity Consumer Staples Central Fund	-	534,685	-	538,436	0.1%
Fidelity Energy Central Fund	-	693,392	-	696,771	0.1%
Fidelity Financials Central Fund	-	1,147,230	-	914,398	0.1%
Fidelity Floating Rate Central Fund	-	267,518	-	244,659	0.0%
Fidelity Health Care Central Fund	-	733,860	-	628,531	0.1%
Fidelity High Income Central Fund 1	-	354,773	-	342,210	0.1%
Fidelity Industrials Central Fund	-	734,586	-	686,895	0.1%
Fidelity Information Technology Central Fund	-	1,010,968	8,250	816,033	0.1%
Fidelity International Equity Central Fund	-	661,913	-	585,106	0.1%
Fidelity Materials Central Fund	-	233,352	-	226,356	0.1%
Fidelity Tactical Income Central Fund	-	6,215,056	-	6,117,216	0.1%
Fidelity Telecom Services Central Fund	-	208,611	-	161,345	0.1%
Fidelity Utilities Central Fund	-	232,930	-	213,069	0.1%
Total	$ -	$ 13,656,876	$ 8,250	$ 12,716,073
Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	85.0%
United Kingdom	2.4%
Bermuda	1.4%
Canada	1.1%
Japan	1.0%
Others (individually less than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,981)	$ 15,963
Fidelity Central Funds (cost $15,761,223)	14,828,642
Total Investments (cost $15,777,204)		$ 14,844,605
Receivable for fund shares sold		36,087
Distributions receivable from Fidelity Central Funds		32,700
Receivable for daily variation on futures contracts		1,020
Prepaid expenses		38,342
Receivable from investment adviser for expense reductions		6,265
Total assets		14,959,019

Liabilities
Accrued management fee	$ 5,014
Distribution fees payable	3,413
Other affiliated payables	1,744
Other payables and accrued expenses	15,606
Total liabilities		25,777

Net Assets		$ 14,933,242
Net Assets consist of:
Paid in capital		$ 15,805,951
Undistributed net investment income		74,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,878)
Net unrealized appreciation (depreciation) on investments		(933,057)
Net Assets		$ 14,933,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,616,017 ÷ 174,828 shares)	$ 9.24

Maximum offering price per share (100/94.25 of $9.24)	$ 9.80
Class T: Net Asset Value and redemption price per share ($1,715,485 ÷ 185,706 shares)	$ 9.24

Maximum offering price per share (100/96.50 of $9.24)	$ 9.58
Class B: Net Asset Value and offering price per share ($1,400,258 ÷ 151,771 shares)A	$ 9.23

Class C: Net Asset Value and offering price per share ($1,552,075 ÷ 168,225 shares)A	$ 9.23

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($7,252,428 ÷ 784,168 shares)	$ 9.25

Institutional Class: Net Asset Value and offering price per share ($1,396,979 ÷ 151,036 shares)A	$ 9.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)
Investment Income
Interest		$ 1,776
Income from Fidelity Central Funds		202,923
Total income		204,699

Expenses
Management fee	$ 22,981
Transfer agent fees	6,480
Distribution fees	19,407
Accounting fees and expenses	2,299
Custodian fees and expenses	2,488
Independent trustees' compensation	18
Registration fees	39,708
Audit	19,723
Legal	2
Miscellaneous	2,010
Total expenses before reductions	115,116
Expense reductions	(49,339)	65,777
Net investment income (loss)		138,922
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	28
Foreign currency transactions	(674)
Futures contracts	(13,232)
Total net realized gain (loss)		(13,878)
Change in net unrealized appreciation (depreciation) on: Investment securities	(932,599)
Futures contracts	(458)
Total change in net unrealized appreciation (depreciation)		(933,057)
Net gain (loss)		(946,935)
Net increase (decrease) in net assets resulting from operations		$ (808,013)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,922
Net realized gain (loss)	(13,878)
Change in net unrealized appreciation (depreciation)	(933,057)
Net increase (decrease) in net assets resulting from operations	(808,013)
Distributions to shareholders from net investment income	(64,696)
Share transactions - net increase (decrease)	15,805,951
Total increase (decrease) in net assets	14,933,242

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $74,226)	$ 14,933,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.82)
Total from investment operations	(.70)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.24
Total Return B, C, D	(7.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.04% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,616
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.70)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.24
Total Return B, C, D	(7.07)%
Ratios to Average Net Assets H
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.35% A
Net investment income (loss)	2.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,715
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.72)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.23
Total Return B, C, D	(7.27)%
Ratios to Average Net Assets H
Expenses before reductions	2.79% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,400
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.72)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.23
Total Return B, C, D	(7.27)%
Ratios to Average Net Assets H
Expenses before reductions	2.78% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,552
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.68)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.25
Total Return B, C	(6.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,252
Portfolio turnover rate E	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.68)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.25
Total Return B, C	(6.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.79% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,397
Portfolio turnover rate E	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 40% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 40%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,988
Unrealized depreciation	(960,587)
Net unrealized appreciation (depreciation)	$ (932,599)
Cost for federal income tax purposes	$ 15,777,204

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other then short-term securities, aggregated $13,656,876 and $8,250, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,802	$ 1,722
Class T	.25%	.25%	3,576	3,440
Class B	.75%	.25%	6,888	6,885
Class C	.75%	.25%	7,141	7,141
			$ 19,407	$ 19,188

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,021
Class T	1
$ 1,022

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 978.14
Class T	938.13
Class B	798.12
Class C	854.12
Asset Manager 40%	2,116.11
Institutional Class	796.12
	$ 6,480

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 6,788
Class T	1.35%	6,621
Class B	1.85%	6,466
Class C	1.85%	6,655
Asset Manager 40%	.85%	16,327
Institutional Class	.85%	6,479
		$ 49,336

Effective May 1, 2008 the expense limitation will be changed to .90%, 1.15%, 1.65%, 1.65%, .65% and .65% for Class A, T, B, C, Asset Manager 40%, and Institutional, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 50% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 9,405
Class T	8,481
Class B	6,750
Class C	6,750
Asset Manager 40%	23,260
Institutional Class	10,050
Total	$ 64,696

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	174,545	$ 1,729,481
Reinvestment of distributions	964	9,365
Shares redeemed	(681)	(6,284)
Net increase (decrease)	174,828	$ 1,732,562
Class T
Shares sold	185,040	$ 1,827,221
Reinvestment of distributions	873	8,481
Shares redeemed	(207)	(1,900)
Net increase (decrease)	185,706	$ 1,833,802

Semiannual Report

12. Share Transactions - continued

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class B
Shares sold	151,082	$ 1,510,131
Reinvestment of distributions	695	6,750
Shares redeemed	(6)	(53)
Net increase (decrease)	151,771	$ 1,516,828
Class C
Shares sold	167,530	$ 1,664,039
Reinvestment of distributions	695	6,750
Net increase (decrease)	168,225	$ 1,670,789
Asset Manager 40%
Shares sold	912,187	$ 8,728,652
Reinvestment of distributions	2,376	23,071
Shares redeemed	(130,395)	(1,209,813)
Net increase (decrease)	784,168	$ 7,541,910
Institutional Class
Shares sold	150,001	$ 1,500,010
Reinvestment of distributions	1,035	10,050
Net increase (decrease)	151,036	$ 1,510,060

A For the period October 9,2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 40%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 40% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FAN-USAN-0508
1.849907.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager SM 40% -
Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2008

Class A, Class T, Class B,
and Class C are classes of
Fidelity Asset Manager® 40%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 929.90	$ 5.08 B*
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55 C*
Class T
Actual	$ 1,000.00	$ 929.30	$ 6.23 B*
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.81 C*
Class B
Actual	$ 1,000.00	$ 927.30	$ 8.52 B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32 C*
Class C
Actual	$ 1,000.00	$ 927.30	$ 8.52 B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32 C*
Asset Manager 40%
Actual	$ 1,000.00	$ 931.40	$ 3.92 B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29 C*
Institutional Class
Actual	$ 1,000.00	$ 931.40	$ 3.92 B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29 C*

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.10%*
Class T	1.35%*
Class B	1.85%*
Class C	1.85%*
Asset Manager 40%	.85%*
Institutional Class	.85%*

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

* If changes to voluntary expense limitations, effective May 1, 2008 for all classes had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	90%
Actual		$ 4.15
HypotheticalA		$ 4.55
Class T	1.15%
Actual		$ 5.31
HypotheticalA		$ 5.81
Class B	1.65%
Actual		$ 7.61
HypotheticalA		$ 8.32
Class C	1.65%
Actual		$ 7.61
HypotheticalA		$ 8.32
Asset Manager 40%	.65%
Actual		$ 3.00
HypotheticalA		$ 3.29
Institutional Class	.65%
Actual		$ 3.00
HypotheticalA		$ 3.29

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	14.1
Freddie Mac	4.9
U.S. Treasury Obligations	4.6
Government National Mortgage Association	1.6
Wells Fargo Mortgage Backed Securities Trust	0.4
25.6
Quality Diversification (% of fund's net assets)
As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 25.5%
AAA,AA,A 10.8%
BBB 8.0%
BB 2.9%
B 1.3%
CCC,CC,C 0.3%
Not Rated 0.4%
Equities 40.9%
Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent down-grades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.6
Procter & Gamble Co.	0.6
Nintendo Co. Ltd.	0.4
General Electric Co.	0.4
JPMorgan Chase & Co.	0.4
2.4
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 41.0%
Bond class 49.4%
Short-term class 9.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	6.1
Fidelity Information Technology Central Fund	5.5
Fidelity Energy Central Fund	4.7
Fidelity Industrials Central Fund	4.6
Fidelity Health Care Central Fund	4.2
Fidelity International Equity Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Consumer Staples Central Fund	3.6
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	40.3
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	41.0
High Yield Fixed-Income Funds	3.9
Total Fixed-Income Central Funds	44.9
Money Market Central Funds	14.1
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.0% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	5,380	$ 545,048
Fidelity Consumer Staples Central Fund (c)	4,245	538,436
Fidelity Energy Central Fund (c)	4,836	696,771
Fidelity Financials Central Fund (c)	10,964	914,398
Fidelity Health Care Central Fund (c)	6,138	628,531
Fidelity Industrials Central Fund (c)	5,561	686,895
Fidelity Information Technology Central Fund (c)	7,013	816,033
Fidelity International Equity Central Fund (c)	6,861	585,106
Fidelity Materials Central Fund (c)	1,604	226,356
Fidelity Telecom Services Central Fund (c)	1,492	161,345
Fidelity Utilities Central Fund (c)	1,851	213,069
TOTAL EQUITY CENTRAL FUNDS (Cost $6,811,306)		6,011,988
Fixed-Income Central Funds - 44.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	2,753	244,659
Fidelity High Income Central Fund 1 (c)	3,688	342,210
TOTAL HIGH YIELD FIXED-INCOME FUNDS		586,869
Investment Grade Fixed-Income Funds - 41.0%
Fidelity Tactical Income Central Fund (c)	64,514	6,117,216
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $6,837,348)		6,704,085
Money Market Central Funds - 14.1%

Fidelity Cash Central Fund, 2.69% (a) (Cost $2,112,569)	2,112,569	2,112,569
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% 6/5/08 (b) (Cost $15,981)	$ 16,000	15,963
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $15,777,204)		14,844,605
NET OTHER ASSETS - 0.6%		88,637
NET ASSETS - 100%		$ 14,933,242
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 S&P 500 E-Mini Index Contracts	June 2008	$ 264,800	$ (458)
The face value of futures purchased as a percentage of net assets - 1.8%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,963.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,197
Fidelity Consumer Discretionary Central Fund	3,464
Fidelity Consumer Staples Central Fund	3,976
Fidelity Energy Central Fund	1,971
Fidelity Financials Central Fund	10,854
Fidelity Floating Rate Central Fund	8,266
Fidelity Health Care Central Fund	2,719
Fidelity High Income Central Fund 1	8,017
Fund	Income earned
Fidelity Industrials Central Fund	$ 4,027
Fidelity Information Technology Central Fund	2,610
Fidelity International Equity Central Fund	3,431
Fidelity Materials Central Fund	1,792
Fidelity Tactical Income Central Fund	108,576
Fidelity Telecom Services Central Fund	1,268
Fidelity Utilities Central Fund	1,755
Total	$ 202,923
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 628,002	$ -	$ 545,048	0.1%
Fidelity Consumer Staples Central Fund	-	534,685	-	538,436	0.1%
Fidelity Energy Central Fund	-	693,392	-	696,771	0.1%
Fidelity Financials Central Fund	-	1,147,230	-	914,398	0.1%
Fidelity Floating Rate Central Fund	-	267,518	-	244,659	0.0%
Fidelity Health Care Central Fund	-	733,860	-	628,531	0.1%
Fidelity High Income Central Fund 1	-	354,773	-	342,210	0.1%
Fidelity Industrials Central Fund	-	734,586	-	686,895	0.1%
Fidelity Information Technology Central Fund	-	1,010,968	8,250	816,033	0.1%
Fidelity International Equity Central Fund	-	661,913	-	585,106	0.1%
Fidelity Materials Central Fund	-	233,352	-	226,356	0.1%
Fidelity Tactical Income Central Fund	-	6,215,056	-	6,117,216	0.1%
Fidelity Telecom Services Central Fund	-	208,611	-	161,345	0.1%
Fidelity Utilities Central Fund	-	232,930	-	213,069	0.1%
Total	$ -	$ 13,656,876	$ 8,250	$ 12,716,073
Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	85.0%
United Kingdom	2.4%
Bermuda	1.4%
Canada	1.1%
Japan	1.0%
Others (individually less than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,981)	$ 15,963
Fidelity Central Funds (cost $15,761,223)	14,828,642
Total Investments (cost $15,777,204)		$ 14,844,605
Receivable for fund shares sold		36,087
Distributions receivable from Fidelity Central Funds		32,700
Receivable for daily variation on futures contracts		1,020
Prepaid expenses		38,342
Receivable from investment adviser for expense reductions		6,265
Total assets		14,959,019

Liabilities
Accrued management fee	$ 5,014
Distribution fees payable	3,413
Other affiliated payables	1,744
Other payables and accrued expenses	15,606
Total liabilities		25,777

Net Assets		$ 14,933,242
Net Assets consist of:
Paid in capital		$ 15,805,951
Undistributed net investment income		74,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,878)
Net unrealized appreciation (depreciation) on investments		(933,057)
Net Assets		$ 14,933,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,616,017 ÷ 174,828 shares)	$ 9.24

Maximum offering price per share (100/94.25 of $9.24)	$ 9.80
Class T: Net Asset Value and redemption price per share ($1,715,485 ÷ 185,706 shares)	$ 9.24

Maximum offering price per share (100/96.50 of $9.24)	$ 9.58
Class B: Net Asset Value and offering price per share ($1,400,258 ÷ 151,771 shares)A	$ 9.23

Class C: Net Asset Value and offering price per share ($1,552,075 ÷ 168,225 shares)A	$ 9.23

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($7,252,428 ÷ 784,168 shares)	$ 9.25

Institutional Class: Net Asset Value and offering price per share ($1,396,979 ÷ 151,036 shares)A	$ 9.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)
Investment Income
Interest		$ 1,776
Income from Fidelity Central Funds		202,923
Total income		204,699

Expenses
Management fee	$ 22,981
Transfer agent fees	6,480
Distribution fees	19,407
Accounting fees and expenses	2,299
Custodian fees and expenses	2,488
Independent trustees' compensation	18
Registration fees	39,708
Audit	19,723
Legal	2
Miscellaneous	2,010
Total expenses before reductions	115,116
Expense reductions	(49,339)	65,777
Net investment income (loss)		138,922
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	28
Foreign currency transactions	(674)
Futures contracts	(13,232)
Total net realized gain (loss)		(13,878)
Change in net unrealized appreciation (depreciation) on: Investment securities	(932,599)
Futures contracts	(458)
Total change in net unrealized appreciation (depreciation)		(933,057)
Net gain (loss)		(946,935)
Net increase (decrease) in net assets resulting from operations		$ (808,013)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,922
Net realized gain (loss)	(13,878)
Change in net unrealized appreciation (depreciation)	(933,057)
Net increase (decrease) in net assets resulting from operations	(808,013)
Distributions to shareholders from net investment income	(64,696)
Share transactions - net increase (decrease)	15,805,951
Total increase (decrease) in net assets	14,933,242

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $74,226)	$ 14,933,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.82)
Total from investment operations	(.70)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.24
Total Return B, C, D	(7.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.04% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,616
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.70)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.24
Total Return B, C, D	(7.07)%
Ratios to Average Net Assets H
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.35% A
Net investment income (loss)	2.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,715
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.72)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.23
Total Return B, C, D	(7.27)%
Ratios to Average Net Assets H
Expenses before reductions	2.79% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,400
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.72)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.23
Total Return B, C, D	(7.27)%
Ratios to Average Net Assets H
Expenses before reductions	2.78% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,552
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.68)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.25
Total Return B, C	(6.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,252
Portfolio turnover rate E	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.68)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.25
Total Return B, C	(6.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.79% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,397
Portfolio turnover rate E	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 40% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 40%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,988
Unrealized depreciation	(960,587)
Net unrealized appreciation (depreciation)	$ (932,599)
Cost for federal income tax purposes	$ 15,777,204

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other then short-term securities, aggregated $13,656,876 and $8,250, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,802	$ 1,722
Class T	.25%	.25%	3,576	3,440
Class B	.75%	.25%	6,888	6,885
Class C	.75%	.25%	7,141	7,141
			$ 19,407	$ 19,188

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,021
Class T	1
$ 1,022

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 978.14
Class T	938.13
Class B	798.12
Class C	854.12
Asset Manager 40%	2,116.11
Institutional Class	796.12
	$ 6,480

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 6,788
Class T	1.35%	6,621
Class B	1.85%	6,466
Class C	1.85%	6,655
Asset Manager 40%	.85%	16,327
Institutional Class	.85%	6,479
		$ 49,336

Effective May 1, 2008 the expense limitation will be changed to .90%, 1.15%, 1.65%, 1.65%, .65% and .65% for Class A, T, B, C, Asset Manager 40%, and Institutional, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 50% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 9,405
Class T	8,481
Class B	6,750
Class C	6,750
Asset Manager 40%	23,260
Institutional Class	10,050
Total	$ 64,696

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	174,545	$ 1,729,481
Reinvestment of distributions	964	9,365
Shares redeemed	(681)	(6,284)
Net increase (decrease)	174,828	$ 1,732,562
Class T
Shares sold	185,040	$ 1,827,221
Reinvestment of distributions	873	8,481
Shares redeemed	(207)	(1,900)
Net increase (decrease)	185,706	$ 1,833,802

Semiannual Report

12. Share Transactions - continued

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class B
Shares sold	151,082	$ 1,510,131
Reinvestment of distributions	695	6,750
Shares redeemed	(6)	(53)
Net increase (decrease)	151,771	$ 1,516,828
Class C
Shares sold	167,530	$ 1,664,039
Reinvestment of distributions	695	6,750
Net increase (decrease)	168,225	$ 1,670,789
Asset Manager 40%
Shares sold	912,187	$ 8,728,652
Reinvestment of distributions	2,376	23,071
Shares redeemed	(130,395)	(1,209,813)
Net increase (decrease)	784,168	$ 7,541,910
Institutional Class
Shares sold	150,001	$ 1,500,010
Reinvestment of distributions	1,035	10,050
Net increase (decrease)	151,036	$ 1,510,060

A For the period October 9,2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 40%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 40% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AFAN-USAN-0508
1.849955.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset ManagerSM 40% -
Institutional Class

Semiannual Report

March 31, 2008

Institutional Class is a class of
Fidelity Asset Manager® 40%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 929.90	$ 5.08 B*
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55 C*
Class T
Actual	$ 1,000.00	$ 929.30	$ 6.23 B*
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.81 C*
Class B
Actual	$ 1,000.00	$ 927.30	$ 8.52 B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32 C*
Class C
Actual	$ 1,000.00	$ 927.30	$ 8.52 B*
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32 C*
Asset Manager 40%
Actual	$ 1,000.00	$ 931.40	$ 3.92 B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29 C*
Institutional Class
Actual	$ 1,000.00	$ 931.40	$ 3.92 B*
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29 C*

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.10%*
Class T	1.35%*
Class B	1.85%*
Class C	1.85%*
Asset Manager 40%	.85%*
Institutional Class	.85%*

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

* If changes to voluntary expense limitations, effective May 1, 2008 for all classes had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	90%
Actual		$ 4.15
HypotheticalA		$ 4.55
Class T	1.15%
Actual		$ 5.31
HypotheticalA		$ 5.81
Class B	1.65%
Actual		$ 7.61
HypotheticalA		$ 8.32
Class C	1.65%
Actual		$ 7.61
HypotheticalA		$ 8.32
Asset Manager 40%	.65%
Actual		$ 3.00
HypotheticalA		$ 3.29
Institutional Class	.65%
Actual		$ 3.00
HypotheticalA		$ 3.29

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	14.1
Freddie Mac	4.9
U.S. Treasury Obligations	4.6
Government National Mortgage Association	1.6
Wells Fargo Mortgage Backed Securities Trust	0.4
25.6
Quality Diversification (% of fund's net assets)
As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 25.5%
AAA,AA,A 10.8%
BBB 8.0%
BB 2.9%
B 1.3%
CCC,CC,C 0.3%
Not Rated 0.4%
Equities 40.9%
Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent down-grades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.6
Procter & Gamble Co.	0.6
Nintendo Co. Ltd.	0.4
General Electric Co.	0.4
JPMorgan Chase & Co.	0.4
2.4
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 41.0%
Bond class 49.4%
Short-term class 9.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	6.1
Fidelity Information Technology Central Fund	5.5
Fidelity Energy Central Fund	4.7
Fidelity Industrials Central Fund	4.6
Fidelity Health Care Central Fund	4.2
Fidelity International Equity Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Consumer Staples Central Fund	3.6
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	40.3
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	41.0
High Yield Fixed-Income Funds	3.9
Total Fixed-Income Central Funds	44.9
Money Market Central Funds	14.1
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.0% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	5,380	$ 545,048
Fidelity Consumer Staples Central Fund (c)	4,245	538,436
Fidelity Energy Central Fund (c)	4,836	696,771
Fidelity Financials Central Fund (c)	10,964	914,398
Fidelity Health Care Central Fund (c)	6,138	628,531
Fidelity Industrials Central Fund (c)	5,561	686,895
Fidelity Information Technology Central Fund (c)	7,013	816,033
Fidelity International Equity Central Fund (c)	6,861	585,106
Fidelity Materials Central Fund (c)	1,604	226,356
Fidelity Telecom Services Central Fund (c)	1,492	161,345
Fidelity Utilities Central Fund (c)	1,851	213,069
TOTAL EQUITY CENTRAL FUNDS (Cost $6,811,306)		6,011,988
Fixed-Income Central Funds - 44.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	2,753	244,659
Fidelity High Income Central Fund 1 (c)	3,688	342,210
TOTAL HIGH YIELD FIXED-INCOME FUNDS		586,869
Investment Grade Fixed-Income Funds - 41.0%
Fidelity Tactical Income Central Fund (c)	64,514	6,117,216
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $6,837,348)		6,704,085
Money Market Central Funds - 14.1%

Fidelity Cash Central Fund, 2.69% (a) (Cost $2,112,569)	2,112,569	2,112,569
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% 6/5/08 (b) (Cost $15,981)	$ 16,000	15,963
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $15,777,204)		14,844,605
NET OTHER ASSETS - 0.6%		88,637
NET ASSETS - 100%		$ 14,933,242
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 S&P 500 E-Mini Index Contracts	June 2008	$ 264,800	$ (458)
The face value of futures purchased as a percentage of net assets - 1.8%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,963.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,197
Fidelity Consumer Discretionary Central Fund	3,464
Fidelity Consumer Staples Central Fund	3,976
Fidelity Energy Central Fund	1,971
Fidelity Financials Central Fund	10,854
Fidelity Floating Rate Central Fund	8,266
Fidelity Health Care Central Fund	2,719
Fidelity High Income Central Fund 1	8,017
Fund	Income earned
Fidelity Industrials Central Fund	$ 4,027
Fidelity Information Technology Central Fund	2,610
Fidelity International Equity Central Fund	3,431
Fidelity Materials Central Fund	1,792
Fidelity Tactical Income Central Fund	108,576
Fidelity Telecom Services Central Fund	1,268
Fidelity Utilities Central Fund	1,755
Total	$ 202,923
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 628,002	$ -	$ 545,048	0.1%
Fidelity Consumer Staples Central Fund	-	534,685	-	538,436	0.1%
Fidelity Energy Central Fund	-	693,392	-	696,771	0.1%
Fidelity Financials Central Fund	-	1,147,230	-	914,398	0.1%
Fidelity Floating Rate Central Fund	-	267,518	-	244,659	0.0%
Fidelity Health Care Central Fund	-	733,860	-	628,531	0.1%
Fidelity High Income Central Fund 1	-	354,773	-	342,210	0.1%
Fidelity Industrials Central Fund	-	734,586	-	686,895	0.1%
Fidelity Information Technology Central Fund	-	1,010,968	8,250	816,033	0.1%
Fidelity International Equity Central Fund	-	661,913	-	585,106	0.1%
Fidelity Materials Central Fund	-	233,352	-	226,356	0.1%
Fidelity Tactical Income Central Fund	-	6,215,056	-	6,117,216	0.1%
Fidelity Telecom Services Central Fund	-	208,611	-	161,345	0.1%
Fidelity Utilities Central Fund	-	232,930	-	213,069	0.1%
Total	$ -	$ 13,656,876	$ 8,250	$ 12,716,073
Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	85.0%
United Kingdom	2.4%
Bermuda	1.4%
Canada	1.1%
Japan	1.0%
Others (individually less than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,981)	$ 15,963
Fidelity Central Funds (cost $15,761,223)	14,828,642
Total Investments (cost $15,777,204)		$ 14,844,605
Receivable for fund shares sold		36,087
Distributions receivable from Fidelity Central Funds		32,700
Receivable for daily variation on futures contracts		1,020
Prepaid expenses		38,342
Receivable from investment adviser for expense reductions		6,265
Total assets		14,959,019

Liabilities
Accrued management fee	$ 5,014
Distribution fees payable	3,413
Other affiliated payables	1,744
Other payables and accrued expenses	15,606
Total liabilities		25,777

Net Assets		$ 14,933,242
Net Assets consist of:
Paid in capital		$ 15,805,951
Undistributed net investment income		74,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,878)
Net unrealized appreciation (depreciation) on investments		(933,057)
Net Assets		$ 14,933,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,616,017 ÷ 174,828 shares)	$ 9.24

Maximum offering price per share (100/94.25 of $9.24)	$ 9.80
Class T: Net Asset Value and redemption price per share ($1,715,485 ÷ 185,706 shares)	$ 9.24

Maximum offering price per share (100/96.50 of $9.24)	$ 9.58
Class B: Net Asset Value and offering price per share ($1,400,258 ÷ 151,771 shares)A	$ 9.23

Class C: Net Asset Value and offering price per share ($1,552,075 ÷ 168,225 shares)A	$ 9.23

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($7,252,428 ÷ 784,168 shares)	$ 9.25

Institutional Class: Net Asset Value and offering price per share ($1,396,979 ÷ 151,036 shares)A	$ 9.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)
Investment Income
Interest		$ 1,776
Income from Fidelity Central Funds		202,923
Total income		204,699

Expenses
Management fee	$ 22,981
Transfer agent fees	6,480
Distribution fees	19,407
Accounting fees and expenses	2,299
Custodian fees and expenses	2,488
Independent trustees' compensation	18
Registration fees	39,708
Audit	19,723
Legal	2
Miscellaneous	2,010
Total expenses before reductions	115,116
Expense reductions	(49,339)	65,777
Net investment income (loss)		138,922
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	28
Foreign currency transactions	(674)
Futures contracts	(13,232)
Total net realized gain (loss)		(13,878)
Change in net unrealized appreciation (depreciation) on: Investment securities	(932,599)
Futures contracts	(458)
Total change in net unrealized appreciation (depreciation)		(933,057)
Net gain (loss)		(946,935)
Net increase (decrease) in net assets resulting from operations		$ (808,013)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,922
Net realized gain (loss)	(13,878)
Change in net unrealized appreciation (depreciation)	(933,057)
Net increase (decrease) in net assets resulting from operations	(808,013)
Distributions to shareholders from net investment income	(64,696)
Share transactions - net increase (decrease)	15,805,951
Total increase (decrease) in net assets	14,933,242

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $74,226)	$ 14,933,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.82)
Total from investment operations	(.70)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.24
Total Return B, C, D	(7.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.04% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,616
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.70)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.24
Total Return B, C, D	(7.07)%
Ratios to Average Net Assets H
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.35% A
Net investment income (loss)	2.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,715
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.72)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.23
Total Return B, C, D	(7.27)%
Ratios to Average Net Assets H
Expenses before reductions	2.79% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,400
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.72)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.23
Total Return B, C, D	(7.27)%
Ratios to Average Net Assets H
Expenses before reductions	2.78% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,552
Portfolio turnover rate F	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.68)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.25
Total Return B, C	(6.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,252
Portfolio turnover rate E	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.68)
Distributions from net investment income	(.07)
Net asset value, end of period	$ 9.25
Total Return B, C	(6.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.79% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.85% A
Net investment income (loss)	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,397
Portfolio turnover rate E	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 40% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 40%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,988
Unrealized depreciation	(960,587)
Net unrealized appreciation (depreciation)	$ (932,599)
Cost for federal income tax purposes	$ 15,777,204

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other then short-term securities, aggregated $13,656,876 and $8,250, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,802	$ 1,722
Class T	.25%	.25%	3,576	3,440
Class B	.75%	.25%	6,888	6,885
Class C	.75%	.25%	7,141	7,141
			$ 19,407	$ 19,188

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,021
Class T	1
$ 1,022

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 978.14
Class T	938.13
Class B	798.12
Class C	854.12
Asset Manager 40%	2,116.11
Institutional Class	796.12
	$ 6,480

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 6,788
Class T	1.35%	6,621
Class B	1.85%	6,466
Class C	1.85%	6,655
Asset Manager 40%	.85%	16,327
Institutional Class	.85%	6,479
		$ 49,336

Effective May 1, 2008 the expense limitation will be changed to .90%, 1.15%, 1.65%, 1.65%, .65% and .65% for Class A, T, B, C, Asset Manager 40%, and Institutional, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 50% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 9,405
Class T	8,481
Class B	6,750
Class C	6,750
Asset Manager 40%	23,260
Institutional Class	10,050
Total	$ 64,696

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	174,545	$ 1,729,481
Reinvestment of distributions	964	9,365
Shares redeemed	(681)	(6,284)
Net increase (decrease)	174,828	$ 1,732,562
Class T
Shares sold	185,040	$ 1,827,221
Reinvestment of distributions	873	8,481
Shares redeemed	(207)	(1,900)
Net increase (decrease)	185,706	$ 1,833,802

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12. Share Transactions - continued

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class B
Shares sold	151,082	$ 1,510,131
Reinvestment of distributions	695	6,750
Shares redeemed	(6)	(53)
Net increase (decrease)	151,771	$ 1,516,828
Class C
Shares sold	167,530	$ 1,664,039
Reinvestment of distributions	695	6,750
Net increase (decrease)	168,225	$ 1,670,789
Asset Manager 40%
Shares sold	912,187	$ 8,728,652
Reinvestment of distributions	2,376	23,071
Shares redeemed	(130,395)	(1,209,813)
Net increase (decrease)	784,168	$ 7,541,910
Institutional Class
Shares sold	150,001	$ 1,500,010
Reinvestment of distributions	1,035	10,050
Net increase (decrease)	151,036	$ 1,510,060

A For the period October 9,2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 40%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 40% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AFANI-USAN-0508
1.849945.100

(Fidelity Investment logo)(registered trademark)

Fidelity
Asset Manager® 50%

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, http://visit www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 923.60	$ 4.81
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class T
Actual	$ 1,000.00	$ 922.60	$ 5.91
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.21
Class B
Actual	$ 1,000.00	$ 919.60	$ 8.59
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Class C
Actual	$ 1,000.00	$ 920.40	$ 8.45
HypotheticalA	$ 1,000.00	$ 1,016.20	$ 8.87
Asset Manager 50%
Actual	$ 1,000.00	$ 925.50	$ 3.37
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54
Institutional Class
Actual	$ 1,000.00	$ 925.20	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.60	$ 3.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.00%
Class T	1.23%
Class B	1.79%
Class C	1.76%
Asset Manager 50%	.70%
Institutional Class	.68%

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.7	0.6
Procter & Gamble Co.	0.7	0.6
Nintendo Co. Ltd.	0.6	0.1
General Electric Co.	0.5	0.6
JPMorgan Chase & Co.	0.5	0.4
American International Group, Inc.	0.5	0.5
The Coca-Cola Co.	0.5	0.4
CVS Caremark Corp.	0.5	0.2
PepsiCo, Inc.	0.4	0.3
Bank of America Corp.	0.4	0.4
	5.3
Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.2	11.2
Freddie Mac	4.6	4.1
U.S. Treasury Obligations	4.3	5.2
Government National Mortgage Association	1.5	0.7
Wells Fargo Mortgage Backed Securities Trust	0.4	0.5
	24.0
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 51.2%	Stock class and Equity Futures 50.8%
Bond class 46.6%	Bond class 51.5%
Short-Term class 2.2%	Short-Term class* (2.3)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

*Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	7.5
Fidelity Information Technology Central Fund	6.7
Fidelity Energy Central Fund	5.7
Fidelity Industrials Central Fund	5.7
Fidelity Health Care Central Fund	5.2
Fidelity Consumer Discretionary Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.4
Fidelity International Equity Central Fund	4.4
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.3
Total Equity Central Funds	49.1
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	38.4
High Yield Fixed-Income Funds	4.3
Total Fixed-Income Central Funds	42.7
Money Market Central Funds	8.1
Other Short-Term Investments and Net Other Assets	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 16.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	3,387,771	$ 343,215
Fidelity Consumer Staples Central Fund (c)	2,673,325	339,085
Fidelity Energy Central Fund (c)	3,045,137	438,743
Fidelity Financials Central Fund (c)	6,903,705	575,769
Fidelity Health Care Central Fund (c)	3,865,298	395,807
Fidelity Industrials Central Fund (c)	3,501,469	432,501
Fidelity Information Technology Central Fund (c)	4,415,888	513,833
Fidelity International Equity Central Fund (c)	3,895,000	332,166
Fidelity Materials Central Fund (c)	1,010,037	142,536
Fidelity Telecom Services Central Fund (c)	939,550	101,603
Fidelity Utilities Central Fund (c)	1,165,553	134,167
TOTAL EQUITY CENTRAL FUNDS (Cost $3,430,123)		3,749,425
Fixed-Income Central Funds - 42.7%

Investment Grade Fixed-Income Funds - 38.4%
Fidelity Tactical Income Central Fund (c)	30,942,673	2,933,984
High Yield Fixed-Income Funds - 4.3%
Fidelity Floating Rate Central Fund (c)	2,245,558	199,563
Fidelity High Income Central Fund 1 (c)	1,379,815	128,033
TOTAL HIGH YIELD FIXED-INCOME FUNDS		327,596
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,374,697)		3,261,580
Money Market Central Funds - 8.1%

Fidelity Cash Central Fund, 2.69% (a)	265,153,840	265,154
Fidelity Money Market Central Fund, 3.45% (a)	350,013,442	350,013
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $615,167)		615,167
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.59% to 3.19% 4/10/08 to 6/5/08 (b) (Cost $16,264)	$ 16,300	$ 16,272
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,436,251)		7,642,444
NET OTHER ASSETS - (0.1)%		(7,295)
NET ASSETS - 100%		$ 7,635,149
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
220 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 12,325	$ 617
108 FTSE 100 Index Contracts (United Kingdom)	June 2008	12,233	(28)
3,476 S&P 500 E-Mini Index Contracts	June 2008	230,111	5,432
103 TOPIX 150 Index Contracts (Japan)	June 2008	12,559	182
TOTAL EQUITY INDEX CONTRACTS		$ 267,228	$ 6,203
The face value of futures purchased as a percentage of net assets - 3.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,272,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,193
Fidelity Consumer Discretionary Central Fund	2,846
Fidelity Consumer Staples Central Fund	3,181
Fidelity Energy Central Fund	1,675
Fidelity Financials Central Fund	9,320
Fidelity Floating Rate Central Fund	8,308
Fidelity Health Care Central Fund	2,203
Fidelity High Income Central Fund 1	5,588
Fidelity Industrials Central Fund	3,291
Fidelity Information Technology Central Fund	2,031
Fidelity International Equity Central Fund	1,948
Fidelity Materials Central Fund	1,545
Fidelity Money Market Central Fund	9,434
Fidelity Securities Lending Cash Central Fund	14
Fidelity Tactical Income Central Fund	86,460
Fidelity Telecom Services Central Fund	1,203
Fidelity Utilities Central Fund	1,539
Total	$ 143,779
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 412,360	$ -	$ -	$ 343,215	56.8%
Fidelity Consumer Staples Central Fund	337,240	-	-	339,085	56.8%
Fidelity Energy Central Fund	427,750	-	-	438,743	56.8%
Fidelity Financials Central Fund	765,273	-	-	575,769	56.8%
Fidelity Floating Rate Central Fund	271,825	-	52,652	199,563	8.3%
Fidelity Health Care Central Fund	462,483	-	-	395,807	56.8%
Fidelity High Income Central Fund 1	153,712	-	17,798	128,033	49.2%
Fidelity Industrials Central Fund	473,294	-	-	432,501	56.8%
Fidelity Information Technology Central Fund	662,781	-	-	513,833	56.8%
Fidelity International Equity Central Fund	-	387,418	-	332,166	43.5%
Fidelity Materials Central Fund	148,405	-	-	142,536	56.8%
Fidelity Tactical Income Central Fund	3,496,910	86,460	583,732	2,933,984	60.0%
Fidelity Telecom Services Central Fund	143,131	-	-	101,603	56.8%
Fidelity Utilities Central Fund	143,573	-	-	134,167	56.8%
Total	$ 7,898,737	$ 473,878	$ 654,182	$ 7,011,005
Other Information
The information in the following tables is based on the combined investment of the Fund and its pro rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.8%
AAA,AA,A	10.4%
BBB	7.4%
BB	3.1%
B	1.4%
CCC,CC,C	0.3%
Not Rated	0.4%
Equities	51.2%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	83.1%
United Kingdom	2.7%
Bermuda	1.7%
Japan	1.4%
Canada	1.3%
Switzerland	1.0%
Germany	1.0%
Others (individually less than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,264)	$ 16,272
Fidelity Central Funds (cost $7,419,987)	7,626,172
Total Investments (cost $7,436,251)		$ 7,642,444
Receivable for fund shares sold		3,494
Dividends receivable		25
Distributions receivable from Fidelity Central Funds		16,285
Receivable for daily variation on futures contracts		494
Prepaid expenses		20
Other receivables		309
Total assets		7,663,071

Liabilities
Payable for investments purchased	$ 12,407
Payable for fund shares redeemed	10,435
Accrued management fee	3,230
Distribution fees payable	9
Other affiliated payables	1,284
Other payables and accrued expenses	557
Total liabilities		27,922

Net Assets		$ 7,635,149
Net Assets consist of:
Paid in capital		$ 7,777,258
Undistributed net investment income		51,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(405,978)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		212,399
Net Assets		$ 7,635,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,786 ÷ 536.87 shares)	$ 14.50

Maximum offering price per share (100/94.25 of $14.50)	$ 15.38
Class T: Net Asset Value and redemption price per share ($5,258 ÷ 362.82 shares)	$ 14.49

Maximum offering price per share (100/96.50 of $14.49)	$ 15.02
Class B: Net Asset Value and offering price per share ($2,083 ÷ 144.08 shares)A	$ 14.46

Class C: Net Asset Value and offering price per share ($4,033 ÷ 279.15 shares)A	$ 14.45

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,615,085 ÷ 524,261.37 shares)	$ 14.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($904 ÷ 62.27 shares)	$ 14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 98
Interest		370
Income from Fidelity Central Funds		143,779
Total income		144,247

Expenses
Management fee	$ 20,907
Transfer agent fees	7,111
Distribution fees	43
Accounting and security lending fees	750
Custodian fees and expenses	33
Independent trustees' compensation	17
Registration fees	53
Audit	46
Legal	45
Interest	38
Miscellaneous	30
Total expenses before reductions	29,073
Expense reductions	(345)	28,728
Net investment income (loss)		115,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $213)	12,302
Fidelity Central Funds	(11,236)
Foreign currency transactions	(316)
Futures contracts	(30,556)
Total net realized gain (loss)		(29,806)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $108)	(715,866)
Assets and liabilities in foreign currencies	1
Futures contracts	(4,679)
Total change in net unrealized appreciation (depreciation)		(720,544)
Net gain (loss)		(750,350)
Net increase (decrease) in net assets resulting from operations		$ (634,831)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,519	$ 267,544
Net realized gain (loss)	(29,806)	291,166
Change in net unrealized appreciation (depreciation)	(720,544)	485,621
Net increase (decrease) in net assets resulting from operations	(634,831)	1,044,331
Distributions to shareholders from net investment income	(146,609)	(271,879)
Distributions to shareholders from net realized gain	(556,508)	(485,946)
Total distributions	(703,117)	(757,825)
Share transactions - net increase (decrease)	6,374	(523,997)
Total increase (decrease) in net assets	(1,331,574)	(237,491)

Net Assets
Beginning of period	8,966,723	9,204,214
End of period (including undistributed net investment income of $51,470 and undistributed net investment income of $82,560, respectively)	$ 7,635,149	$ 8,966,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.43
Net realized and unrealized gain (loss)	(1.40)	1.45
Total from investment operations	(1.21)	1.88
Distributions from net investment income	(.27)	(.47)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.37)	(1.37)
Net asset value, end of period	$ 14.50	$ 17.08
Total Return B, C, D	(7.64)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.00% A	1.01% A
Expenses net of fee waivers, if any	1.00% A	1.01% A
Expenses net of all reductions	.99% A	1.00% A
Net investment income (loss)	2.50% A	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,786	$ 4,432
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(1.40)	1.46
Total from investment operations	(1.23)	1.85
Distributions from net investment income	(.24)	(.46)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.34)	(1.36)
Net asset value, end of period	$ 14.49	$ 17.06
Total Return B, C, D	(7.74)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.24% A
Expenses net of fee waivers, if any	1.23% A	1.24% A
Expenses net of all reductions	1.23% A	1.23% A
Net investment income (loss)	2.26% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,258	$ 3,148
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.13	.30
Net realized and unrealized gain (loss)	(1.41)	1.46
Total from investment operations	(1.28)	1.76
Distributions from net investment income	(.18)	(.41)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.28)	(1.31)
Net asset value, end of period	$ 14.46	$ 17.02
Total Return B, C, D	(8.04)%	11.10%
Ratios to Average Net Assets H
Expenses before reductions	1.79% A	1.79% A
Expenses net of fee waivers, if any	1.79% A	1.79% A
Expenses net of all reductions	1.79% A	1.78% A
Net investment income (loss)	1.70% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,083	$ 1,007
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.13	.31
Net realized and unrealized gain (loss)	(1.40)	1.45
Total from investment operations	(1.27)	1.76
Distributions from net investment income	(.18)	(.43)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.28)	(1.33)
Net asset value, end of period	$ 14.45	$ 17.00
Total Return B, C, D	(7.96)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.76% A	1.75% A
Expenses net of fee waivers, if any	1.76% A	1.75% A
Expenses net of all reductions	1.75% A	1.74% A
Net investment income (loss)	1.73% A	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,033	$ 2,840
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01
Income from Investment Operations
Net investme nt income (loss) D	.22	.49	.45	.41 F	.33	.40
Net realized and unrealized gain (loss)	(1.40)	1.41	.73	.69	.57	1.95
Total from investment operations	(1.18)	1.90	1.18	1.10	.90	2.35
Distributions from net investment income	(.29)	(.50)	(.45)	(.40)	(.27)	(.41)
Distributions from net realized gain	(1.10)	(.90)	(.41)	-	-	-
Total distributions	(1.39)	(1.40)	(.86)	(.40)	(.27)	(.41)
Net asset value, end of period	$ 14.53	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95
Total Return B, C	(7.45)%	12.02%	7.50%	7.15%	6.00%	18.26%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.71%	.72%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.70% A	.71%	.72%	.73%	.74%	.75%
Expenses net of all reductions	.69% A	.70%	.71%	.72%	.73%	.74%
Net investment income (loss)	2.79% A	2.93%	2.79%	2.55% F	2.12%	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 7,615	$ 8,955	$ 9,204	$ 10,190	$ 10,903	$ 10,813
Portfolio turnover rate E	13% A	12%	65%H	32%H	78%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.22	.48
Net realized and unrealized gain (loss)	(1.41)	1.46
Total from investment operations	(1.19)	1.94
Distributions from net investment income	(.30)	(.50)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.40)	(1.40)
Net asset value, end of period	$ 14.52	$ 17.11
Total Return B, C	(7.48)%	12.27%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.72% A
Expenses net of fee waivers, if any	.68% A	.72% A
Expenses net of all reductions	.67% A	.72% A
Net investment income (loss)	2.82%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 904	$ 186
Portfolio turnover rate E	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 50% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 50%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Manage-ment & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Invest- ments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual share holder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

performance of ADRs, futures contracts and exchange-traded funds, and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 243,708
Unrealized depreciation	(342,470)
Net unrealized appreciation (depreciation)	$ (98,762)
Cost for federal income tax purposes	$ 7,741,206

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $490,280 and $985,182, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8	$ 3
Class T	.25%	.25%	11	-
Class B	.75%	.25%	8	6
Class C	.75%	.25%	16	13
			$ 43	$ 22

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	3
Class B*	1
Class C*	-
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 50% shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 6.21
Class T	4.20
Class B	2.25
Class C	4.22
Asset Manager 50%	7,094.17
Institutional Class	1.15
	$ 7,111

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,590	4.44%	$ 38

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 50% operating expenses. During the period, this reimbursement reduced the class' expenses by $10.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $217 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Asset Manager 50%	$ 118

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $616, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 77	$ 25
Class T	57	24
Class B	13	9
Class C	34	17
Asset Manager 50%	146,411	271,801
Institutional Class	17	3
Total	$ 146,609	$ 271,879
From net realized gain
Class A	$ 359	$ 12
Class T	290	16
Class B	99	7
Class C	225	9
Asset Manager 50%	555,464	485,896
Institutional Class	71	6
Total	$ 556,508	$ 485,946

A Distributions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	306	290	$ 4,736	$ 4,808
Reinvestment of distributions	27	2	426	37
Shares redeemed	(55)	(33)	(870)	(544)
Net increase (decrease)	278	259	$ 4,292	$ 4,301
Class T
Shares sold	189	191	$ 2,961	$ 3,166
Reinvestment of distributions	22	2	344	39
Shares redeemed	(33)	(8)	(507)	(140)
Net increase (decrease)	178	185	$ 2,798	$ 3,065

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	93	70	$ 1,444	$ 1,169
Reinvestment of distributions	6	1	89	15
Shares redeemed	(14)	(12)	(219)	(200)
Net increase (decrease)	85	59	$ 1,314	$ 984
Class C
Shares sold	129	170	$ 2,012	$ 2,814
Reinvestment of distributions	13	1	198	23
Shares redeemed	(30)	(4)	(466)	(64)
Net increase (decrease)	112	167	$ 1,744	$ 2,773
Asset Manager 50%
Shares sold	16,365	35,520	$ 257,333	$ 590,109
Reinvestment of distributions	43,578	45,244	682,527	737,377
Shares redeemed	(59,243)	(111,733)	(944,525)	(1,862,786)
Net increase (decrease)	700	(30,969)	$ (4,665)	$ (535,300)
Institutional Class
Shares sold	62	11	$ 1,061	$ 185
Reinvestment of distributions	6	1	87	10
Shares redeemed	(17)	(1)	(257)	(15)
Net increase (decrease)	51	11	$ 891	$ 180

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)    Automated line for quickest service

FAA-USAN-0508
1.792161.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager SM 50% -
Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity
Asset Manager® 50%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 923.60	$ 4.81
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class T
Actual	$ 1,000.00	$ 922.60	$ 5.91
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.21
Class B
Actual	$ 1,000.00	$ 919.60	$ 8.59
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Class C
Actual	$ 1,000.00	$ 920.40	$ 8.45
HypotheticalA	$ 1,000.00	$ 1,016.20	$ 8.87
Asset Manager 50%
Actual	$ 1,000.00	$ 925.50	$ 3.37
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54
Institutional Class
Actual	$ 1,000.00	$ 925.20	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.60	$ 3.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.00%
Class T	1.23%
Class B	1.79%
Class C	1.76%
Asset Manager 50%	.70%
Institutional Class	.68%

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.7	0.6
Procter & Gamble Co.	0.7	0.6
Nintendo Co. Ltd.	0.6	0.1
General Electric Co.	0.5	0.6
JPMorgan Chase & Co.	0.5	0.4
American International Group, Inc.	0.5	0.5
The Coca-Cola Co.	0.5	0.4
CVS Caremark Corp.	0.5	0.2
PepsiCo, Inc.	0.4	0.3
Bank of America Corp.	0.4	0.4
	5.3
Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.2	11.2
Freddie Mac	4.6	4.1
U.S. Treasury Obligations	4.3	5.2
Government National Mortgage Association	1.5	0.7
Wells Fargo Mortgage Backed Securities Trust	0.4	0.5
	24.0
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 51.2%	Stock class and Equity Futures 50.8%
Bond class 46.6%	Bond class 51.5%
Short-Term class 2.2%	Short-Term class* (2.3)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

*Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	7.5
Fidelity Information Technology Central Fund	6.7
Fidelity Energy Central Fund	5.7
Fidelity Industrials Central Fund	5.7
Fidelity Health Care Central Fund	5.2
Fidelity Consumer Discretionary Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.4
Fidelity International Equity Central Fund	4.4
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.3
Total Equity Central Funds	49.1
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	38.4
High Yield Fixed-Income Funds	4.3
Total Fixed-Income Central Funds	42.7
Money Market Central Funds	8.1
Other Short-Term Investments and Net Other Assets	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 16.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	3,387,771	$ 343,215
Fidelity Consumer Staples Central Fund (c)	2,673,325	339,085
Fidelity Energy Central Fund (c)	3,045,137	438,743
Fidelity Financials Central Fund (c)	6,903,705	575,769
Fidelity Health Care Central Fund (c)	3,865,298	395,807
Fidelity Industrials Central Fund (c)	3,501,469	432,501
Fidelity Information Technology Central Fund (c)	4,415,888	513,833
Fidelity International Equity Central Fund (c)	3,895,000	332,166
Fidelity Materials Central Fund (c)	1,010,037	142,536
Fidelity Telecom Services Central Fund (c)	939,550	101,603
Fidelity Utilities Central Fund (c)	1,165,553	134,167
TOTAL EQUITY CENTRAL FUNDS (Cost $3,430,123)		3,749,425
Fixed-Income Central Funds - 42.7%

Investment Grade Fixed-Income Funds - 38.4%
Fidelity Tactical Income Central Fund (c)	30,942,673	2,933,984
High Yield Fixed-Income Funds - 4.3%
Fidelity Floating Rate Central Fund (c)	2,245,558	199,563
Fidelity High Income Central Fund 1 (c)	1,379,815	128,033
TOTAL HIGH YIELD FIXED-INCOME FUNDS		327,596
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,374,697)		3,261,580
Money Market Central Funds - 8.1%

Fidelity Cash Central Fund, 2.69% (a)	265,153,840	265,154
Fidelity Money Market Central Fund, 3.45% (a)	350,013,442	350,013
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $615,167)		615,167
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.59% to 3.19% 4/10/08 to 6/5/08 (b) (Cost $16,264)	$ 16,300	$ 16,272
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,436,251)		7,642,444
NET OTHER ASSETS - (0.1)%		(7,295)
NET ASSETS - 100%		$ 7,635,149
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
220 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 12,325	$ 617
108 FTSE 100 Index Contracts (United Kingdom)	June 2008	12,233	(28)
3,476 S&P 500 E-Mini Index Contracts	June 2008	230,111	5,432
103 TOPIX 150 Index Contracts (Japan)	June 2008	12,559	182
TOTAL EQUITY INDEX CONTRACTS		$ 267,228	$ 6,203
The face value of futures purchased as a percentage of net assets - 3.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,272,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,193
Fidelity Consumer Discretionary Central Fund	2,846
Fidelity Consumer Staples Central Fund	3,181
Fidelity Energy Central Fund	1,675
Fidelity Financials Central Fund	9,320
Fidelity Floating Rate Central Fund	8,308
Fidelity Health Care Central Fund	2,203
Fidelity High Income Central Fund 1	5,588
Fidelity Industrials Central Fund	3,291
Fidelity Information Technology Central Fund	2,031
Fidelity International Equity Central Fund	1,948
Fidelity Materials Central Fund	1,545
Fidelity Money Market Central Fund	9,434
Fidelity Securities Lending Cash Central Fund	14
Fidelity Tactical Income Central Fund	86,460
Fidelity Telecom Services Central Fund	1,203
Fidelity Utilities Central Fund	1,539
Total	$ 143,779
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 412,360	$ -	$ -	$ 343,215	56.8%
Fidelity Consumer Staples Central Fund	337,240	-	-	339,085	56.8%
Fidelity Energy Central Fund	427,750	-	-	438,743	56.8%
Fidelity Financials Central Fund	765,273	-	-	575,769	56.8%
Fidelity Floating Rate Central Fund	271,825	-	52,652	199,563	8.3%
Fidelity Health Care Central Fund	462,483	-	-	395,807	56.8%
Fidelity High Income Central Fund 1	153,712	-	17,798	128,033	49.2%
Fidelity Industrials Central Fund	473,294	-	-	432,501	56.8%
Fidelity Information Technology Central Fund	662,781	-	-	513,833	56.8%
Fidelity International Equity Central Fund	-	387,418	-	332,166	43.5%
Fidelity Materials Central Fund	148,405	-	-	142,536	56.8%
Fidelity Tactical Income Central Fund	3,496,910	86,460	583,732	2,933,984	60.0%
Fidelity Telecom Services Central Fund	143,131	-	-	101,603	56.8%
Fidelity Utilities Central Fund	143,573	-	-	134,167	56.8%
Total	$ 7,898,737	$ 473,878	$ 654,182	$ 7,011,005
Other Information
The information in the following tables is based on the combined investment of the Fund and its pro rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.8%
AAA,AA,A	10.4%
BBB	7.4%
BB	3.1%
B	1.4%
CCC,CC,C	0.3%
Not Rated	0.4%
Equities	51.2%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	83.1%
United Kingdom	2.7%
Bermuda	1.7%
Japan	1.4%
Canada	1.3%
Switzerland	1.0%
Germany	1.0%
Others (individually less than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,264)	$ 16,272
Fidelity Central Funds (cost $7,419,987)	7,626,172
Total Investments (cost $7,436,251)		$ 7,642,444
Receivable for fund shares sold		3,494
Dividends receivable		25
Distributions receivable from Fidelity Central Funds		16,285
Receivable for daily variation on futures contracts		494
Prepaid expenses		20
Other receivables		309
Total assets		7,663,071

Liabilities
Payable for investments purchased	$ 12,407
Payable for fund shares redeemed	10,435
Accrued management fee	3,230
Distribution fees payable	9
Other affiliated payables	1,284
Other payables and accrued expenses	557
Total liabilities		27,922

Net Assets		$ 7,635,149
Net Assets consist of:
Paid in capital		$ 7,777,258
Undistributed net investment income		51,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(405,978)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		212,399
Net Assets		$ 7,635,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,786 ÷ 536.87 shares)	$ 14.50

Maximum offering price per share (100/94.25 of $14.50)	$ 15.38
Class T: Net Asset Value and redemption price per share ($5,258 ÷ 362.82 shares)	$ 14.49

Maximum offering price per share (100/96.50 of $14.49)	$ 15.02
Class B: Net Asset Value and offering price per share ($2,083 ÷ 144.08 shares)A	$ 14.46

Class C: Net Asset Value and offering price per share ($4,033 ÷ 279.15 shares)A	$ 14.45

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,615,085 ÷ 524,261.37 shares)	$ 14.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($904 ÷ 62.27 shares)	$ 14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 98
Interest		370
Income from Fidelity Central Funds		143,779
Total income		144,247

Expenses
Management fee	$ 20,907
Transfer agent fees	7,111
Distribution fees	43
Accounting and security lending fees	750
Custodian fees and expenses	33
Independent trustees' compensation	17
Registration fees	53
Audit	46
Legal	45
Interest	38
Miscellaneous	30
Total expenses before reductions	29,073
Expense reductions	(345)	28,728
Net investment income (loss)		115,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $213)	12,302
Fidelity Central Funds	(11,236)
Foreign currency transactions	(316)
Futures contracts	(30,556)
Total net realized gain (loss)		(29,806)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $108)	(715,866)
Assets and liabilities in foreign currencies	1
Futures contracts	(4,679)
Total change in net unrealized appreciation (depreciation)		(720,544)
Net gain (loss)		(750,350)
Net increase (decrease) in net assets resulting from operations		$ (634,831)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,519	$ 267,544
Net realized gain (loss)	(29,806)	291,166
Change in net unrealized appreciation (depreciation)	(720,544)	485,621
Net increase (decrease) in net assets resulting from operations	(634,831)	1,044,331
Distributions to shareholders from net investment income	(146,609)	(271,879)
Distributions to shareholders from net realized gain	(556,508)	(485,946)
Total distributions	(703,117)	(757,825)
Share transactions - net increase (decrease)	6,374	(523,997)
Total increase (decrease) in net assets	(1,331,574)	(237,491)

Net Assets
Beginning of period	8,966,723	9,204,214
End of period (including undistributed net investment income of $51,470 and undistributed net investment income of $82,560, respectively)	$ 7,635,149	$ 8,966,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.43
Net realized and unrealized gain (loss)	(1.40)	1.45
Total from investment operations	(1.21)	1.88
Distributions from net investment income	(.27)	(.47)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.37)	(1.37)
Net asset value, end of period	$ 14.50	$ 17.08
Total Return B, C, D	(7.64)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.00% A	1.01% A
Expenses net of fee waivers, if any	1.00% A	1.01% A
Expenses net of all reductions	.99% A	1.00% A
Net investment income (loss)	2.50% A	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,786	$ 4,432
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(1.40)	1.46
Total from investment operations	(1.23)	1.85
Distributions from net investment income	(.24)	(.46)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.34)	(1.36)
Net asset value, end of period	$ 14.49	$ 17.06
Total Return B, C, D	(7.74)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.24% A
Expenses net of fee waivers, if any	1.23% A	1.24% A
Expenses net of all reductions	1.23% A	1.23% A
Net investment income (loss)	2.26% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,258	$ 3,148
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.13	.30
Net realized and unrealized gain (loss)	(1.41)	1.46
Total from investment operations	(1.28)	1.76
Distributions from net investment income	(.18)	(.41)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.28)	(1.31)
Net asset value, end of period	$ 14.46	$ 17.02
Total Return B, C, D	(8.04)%	11.10%
Ratios to Average Net Assets H
Expenses before reductions	1.79% A	1.79% A
Expenses net of fee waivers, if any	1.79% A	1.79% A
Expenses net of all reductions	1.79% A	1.78% A
Net investment income (loss)	1.70% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,083	$ 1,007
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.13	.31
Net realized and unrealized gain (loss)	(1.40)	1.45
Total from investment operations	(1.27)	1.76
Distributions from net investment income	(.18)	(.43)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.28)	(1.33)
Net asset value, end of period	$ 14.45	$ 17.00
Total Return B, C, D	(7.96)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.76% A	1.75% A
Expenses net of fee waivers, if any	1.76% A	1.75% A
Expenses net of all reductions	1.75% A	1.74% A
Net investment income (loss)	1.73% A	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,033	$ 2,840
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01
Income from Investment Operations
Net investme nt income (loss) D	.22	.49	.45	.41 F	.33	.40
Net realized and unrealized gain (loss)	(1.40)	1.41	.73	.69	.57	1.95
Total from investment operations	(1.18)	1.90	1.18	1.10	.90	2.35
Distributions from net investment income	(.29)	(.50)	(.45)	(.40)	(.27)	(.41)
Distributions from net realized gain	(1.10)	(.90)	(.41)	-	-	-
Total distributions	(1.39)	(1.40)	(.86)	(.40)	(.27)	(.41)
Net asset value, end of period	$ 14.53	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95
Total Return B, C	(7.45)%	12.02%	7.50%	7.15%	6.00%	18.26%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.71%	.72%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.70% A	.71%	.72%	.73%	.74%	.75%
Expenses net of all reductions	.69% A	.70%	.71%	.72%	.73%	.74%
Net investment income (loss)	2.79% A	2.93%	2.79%	2.55% F	2.12%	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 7,615	$ 8,955	$ 9,204	$ 10,190	$ 10,903	$ 10,813
Portfolio turnover rate E	13% A	12%	65%H	32%H	78%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.22	.48
Net realized and unrealized gain (loss)	(1.41)	1.46
Total from investment operations	(1.19)	1.94
Distributions from net investment income	(.30)	(.50)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.40)	(1.40)
Net asset value, end of period	$ 14.52	$ 17.11
Total Return B, C	(7.48)%	12.27%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.72% A
Expenses net of fee waivers, if any	.68% A	.72% A
Expenses net of all reductions	.67% A	.72% A
Net investment income (loss)	2.82%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 904	$ 186
Portfolio turnover rate E	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 50% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 50%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Manage-ment & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Invest- ments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual share holder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

performance of ADRs, futures contracts and exchange-traded funds, and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 243,708
Unrealized depreciation	(342,470)
Net unrealized appreciation (depreciation)	$ (98,762)
Cost for federal income tax purposes	$ 7,741,206

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $490,280 and $985,182, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8	$ 3
Class T	.25%	.25%	11	-
Class B	.75%	.25%	8	6
Class C	.75%	.25%	16	13
			$ 43	$ 22

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	3
Class B*	1
Class C*	-
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 50% shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 6.21
Class T	4.20
Class B	2.25
Class C	4.22
Asset Manager 50%	7,094.17
Institutional Class	1.15
	$ 7,111

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,590	4.44%	$ 38

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 50% operating expenses. During the period, this reimbursement reduced the class' expenses by $10.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $217 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Asset Manager 50%	$ 118

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $616, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 77	$ 25
Class T	57	24
Class B	13	9
Class C	34	17
Asset Manager 50%	146,411	271,801
Institutional Class	17	3
Total	$ 146,609	$ 271,879
From net realized gain
Class A	$ 359	$ 12
Class T	290	16
Class B	99	7
Class C	225	9
Asset Manager 50%	555,464	485,896
Institutional Class	71	6
Total	$ 556,508	$ 485,946

A Distributions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	306	290	$ 4,736	$ 4,808
Reinvestment of distributions	27	2	426	37
Shares redeemed	(55)	(33)	(870)	(544)
Net increase (decrease)	278	259	$ 4,292	$ 4,301
Class T
Shares sold	189	191	$ 2,961	$ 3,166
Reinvestment of distributions	22	2	344	39
Shares redeemed	(33)	(8)	(507)	(140)
Net increase (decrease)	178	185	$ 2,798	$ 3,065

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	93	70	$ 1,444	$ 1,169
Reinvestment of distributions	6	1	89	15
Shares redeemed	(14)	(12)	(219)	(200)
Net increase (decrease)	85	59	$ 1,314	$ 984
Class C
Shares sold	129	170	$ 2,012	$ 2,814
Reinvestment of distributions	13	1	198	23
Shares redeemed	(30)	(4)	(466)	(64)
Net increase (decrease)	112	167	$ 1,744	$ 2,773
Asset Manager 50%
Shares sold	16,365	35,520	$ 257,333	$ 590,109
Reinvestment of distributions	43,578	45,244	682,527	737,377
Shares redeemed	(59,243)	(111,733)	(944,525)	(1,862,786)
Net increase (decrease)	700	(30,969)	$ (4,665)	$ (535,300)
Institutional Class
Shares sold	62	11	$ 1,061	$ 185
Reinvestment of distributions	6	1	87	10
Shares redeemed	(17)	(1)	(257)	(15)
Net increase (decrease)	51	11	$ 891	$ 180

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM50-USAN-0508
1.834337.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset ManagerSM 50% -
Institutional Class

Semiannual Report

March 31, 2008

Institutional Class is a class of
Fidelity Asset Manager® 50%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 923.60	$ 4.81
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class T
Actual	$ 1,000.00	$ 922.60	$ 5.91
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.21
Class B
Actual	$ 1,000.00	$ 919.60	$ 8.59
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Class C
Actual	$ 1,000.00	$ 920.40	$ 8.45
HypotheticalA	$ 1,000.00	$ 1,016.20	$ 8.87
Asset Manager 50%
Actual	$ 1,000.00	$ 925.50	$ 3.37
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54
Institutional Class
Actual	$ 1,000.00	$ 925.20	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.60	$ 3.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.00%
Class T	1.23%
Class B	1.79%
Class C	1.76%
Asset Manager 50%	.70%
Institutional Class	.68%

In addition to the expenses noted above, the Fund also indirectly bears it proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.7	0.6
Procter & Gamble Co.	0.7	0.6
Nintendo Co. Ltd.	0.6	0.1
General Electric Co.	0.5	0.6
JPMorgan Chase & Co.	0.5	0.4
American International Group, Inc.	0.5	0.5
The Coca-Cola Co.	0.5	0.4
CVS Caremark Corp.	0.5	0.2
PepsiCo, Inc.	0.4	0.3
Bank of America Corp.	0.4	0.4
	5.3
Top Five Bond Issuers as of March 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.2	11.2
Freddie Mac	4.6	4.1
U.S. Treasury Obligations	4.3	5.2
Government National Mortgage Association	1.5	0.7
Wells Fargo Mortgage Backed Securities Trust	0.4	0.5
	24.0
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 51.2%	Stock class and Equity Futures 50.8%
Bond class 46.6%	Bond class 51.5%
Short-Term class 2.2%	Short-Term class* (2.3)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

*Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	7.5
Fidelity Information Technology Central Fund	6.7
Fidelity Energy Central Fund	5.7
Fidelity Industrials Central Fund	5.7
Fidelity Health Care Central Fund	5.2
Fidelity Consumer Discretionary Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.4
Fidelity International Equity Central Fund	4.4
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.3
Total Equity Central Funds	49.1
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	38.4
High Yield Fixed-Income Funds	4.3
Total Fixed-Income Central Funds	42.7
Money Market Central Funds	8.1
Other Short-Term Investments and Net Other Assets	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 16.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	3,387,771	$ 343,215
Fidelity Consumer Staples Central Fund (c)	2,673,325	339,085
Fidelity Energy Central Fund (c)	3,045,137	438,743
Fidelity Financials Central Fund (c)	6,903,705	575,769
Fidelity Health Care Central Fund (c)	3,865,298	395,807
Fidelity Industrials Central Fund (c)	3,501,469	432,501
Fidelity Information Technology Central Fund (c)	4,415,888	513,833
Fidelity International Equity Central Fund (c)	3,895,000	332,166
Fidelity Materials Central Fund (c)	1,010,037	142,536
Fidelity Telecom Services Central Fund (c)	939,550	101,603
Fidelity Utilities Central Fund (c)	1,165,553	134,167
TOTAL EQUITY CENTRAL FUNDS (Cost $3,430,123)		3,749,425
Fixed-Income Central Funds - 42.7%

Investment Grade Fixed-Income Funds - 38.4%
Fidelity Tactical Income Central Fund (c)	30,942,673	2,933,984
High Yield Fixed-Income Funds - 4.3%
Fidelity Floating Rate Central Fund (c)	2,245,558	199,563
Fidelity High Income Central Fund 1 (c)	1,379,815	128,033
TOTAL HIGH YIELD FIXED-INCOME FUNDS		327,596
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,374,697)		3,261,580
Money Market Central Funds - 8.1%

Fidelity Cash Central Fund, 2.69% (a)	265,153,840	265,154
Fidelity Money Market Central Fund, 3.45% (a)	350,013,442	350,013
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $615,167)		615,167
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.59% to 3.19% 4/10/08 to 6/5/08 (b) (Cost $16,264)	$ 16,300	$ 16,272
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,436,251)		7,642,444
NET OTHER ASSETS - (0.1)%		(7,295)
NET ASSETS - 100%		$ 7,635,149
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
220 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 12,325	$ 617
108 FTSE 100 Index Contracts (United Kingdom)	June 2008	12,233	(28)
3,476 S&P 500 E-Mini Index Contracts	June 2008	230,111	5,432
103 TOPIX 150 Index Contracts (Japan)	June 2008	12,559	182
TOTAL EQUITY INDEX CONTRACTS		$ 267,228	$ 6,203
The face value of futures purchased as a percentage of net assets - 3.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,272,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,193
Fidelity Consumer Discretionary Central Fund	2,846
Fidelity Consumer Staples Central Fund	3,181
Fidelity Energy Central Fund	1,675
Fidelity Financials Central Fund	9,320
Fidelity Floating Rate Central Fund	8,308
Fidelity Health Care Central Fund	2,203
Fidelity High Income Central Fund 1	5,588
Fidelity Industrials Central Fund	3,291
Fidelity Information Technology Central Fund	2,031
Fidelity International Equity Central Fund	1,948
Fidelity Materials Central Fund	1,545
Fidelity Money Market Central Fund	9,434
Fidelity Securities Lending Cash Central Fund	14
Fidelity Tactical Income Central Fund	86,460
Fidelity Telecom Services Central Fund	1,203
Fidelity Utilities Central Fund	1,539
Total	$ 143,779
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 412,360	$ -	$ -	$ 343,215	56.8%
Fidelity Consumer Staples Central Fund	337,240	-	-	339,085	56.8%
Fidelity Energy Central Fund	427,750	-	-	438,743	56.8%
Fidelity Financials Central Fund	765,273	-	-	575,769	56.8%
Fidelity Floating Rate Central Fund	271,825	-	52,652	199,563	8.3%
Fidelity Health Care Central Fund	462,483	-	-	395,807	56.8%
Fidelity High Income Central Fund 1	153,712	-	17,798	128,033	49.2%
Fidelity Industrials Central Fund	473,294	-	-	432,501	56.8%
Fidelity Information Technology Central Fund	662,781	-	-	513,833	56.8%
Fidelity International Equity Central Fund	-	387,418	-	332,166	43.5%
Fidelity Materials Central Fund	148,405	-	-	142,536	56.8%
Fidelity Tactical Income Central Fund	3,496,910	86,460	583,732	2,933,984	60.0%
Fidelity Telecom Services Central Fund	143,131	-	-	101,603	56.8%
Fidelity Utilities Central Fund	143,573	-	-	134,167	56.8%
Total	$ 7,898,737	$ 473,878	$ 654,182	$ 7,011,005
Other Information
The information in the following tables is based on the combined investment of the Fund and its pro rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.8%
AAA,AA,A	10.4%
BBB	7.4%
BB	3.1%
B	1.4%
CCC,CC,C	0.3%
Not Rated	0.4%
Equities	51.2%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	83.1%
United Kingdom	2.7%
Bermuda	1.7%
Japan	1.4%
Canada	1.3%
Switzerland	1.0%
Germany	1.0%
Others (individually less than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,264)	$ 16,272
Fidelity Central Funds (cost $7,419,987)	7,626,172
Total Investments (cost $7,436,251)		$ 7,642,444
Receivable for fund shares sold		3,494
Dividends receivable		25
Distributions receivable from Fidelity Central Funds		16,285
Receivable for daily variation on futures contracts		494
Prepaid expenses		20
Other receivables		309
Total assets		7,663,071

Liabilities
Payable for investments purchased	$ 12,407
Payable for fund shares redeemed	10,435
Accrued management fee	3,230
Distribution fees payable	9
Other affiliated payables	1,284
Other payables and accrued expenses	557
Total liabilities		27,922

Net Assets		$ 7,635,149
Net Assets consist of:
Paid in capital		$ 7,777,258
Undistributed net investment income		51,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(405,978)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		212,399
Net Assets		$ 7,635,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,786 ÷ 536.87 shares)	$ 14.50

Maximum offering price per share (100/94.25 of $14.50)	$ 15.38
Class T: Net Asset Value and redemption price per share ($5,258 ÷ 362.82 shares)	$ 14.49

Maximum offering price per share (100/96.50 of $14.49)	$ 15.02
Class B: Net Asset Value and offering price per share ($2,083 ÷ 144.08 shares)A	$ 14.46

Class C: Net Asset Value and offering price per share ($4,033 ÷ 279.15 shares)A	$ 14.45

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,615,085 ÷ 524,261.37 shares)	$ 14.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($904 ÷ 62.27 shares)	$ 14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 98
Interest		370
Income from Fidelity Central Funds		143,779
Total income		144,247

Expenses
Management fee	$ 20,907
Transfer agent fees	7,111
Distribution fees	43
Accounting and security lending fees	750
Custodian fees and expenses	33
Independent trustees' compensation	17
Registration fees	53
Audit	46
Legal	45
Interest	38
Miscellaneous	30
Total expenses before reductions	29,073
Expense reductions	(345)	28,728
Net investment income (loss)		115,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $213)	12,302
Fidelity Central Funds	(11,236)
Foreign currency transactions	(316)
Futures contracts	(30,556)
Total net realized gain (loss)		(29,806)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $108)	(715,866)
Assets and liabilities in foreign currencies	1
Futures contracts	(4,679)
Total change in net unrealized appreciation (depreciation)		(720,544)
Net gain (loss)		(750,350)
Net increase (decrease) in net assets resulting from operations		$ (634,831)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,519	$ 267,544
Net realized gain (loss)	(29,806)	291,166
Change in net unrealized appreciation (depreciation)	(720,544)	485,621
Net increase (decrease) in net assets resulting from operations	(634,831)	1,044,331
Distributions to shareholders from net investment income	(146,609)	(271,879)
Distributions to shareholders from net realized gain	(556,508)	(485,946)
Total distributions	(703,117)	(757,825)
Share transactions - net increase (decrease)	6,374	(523,997)
Total increase (decrease) in net assets	(1,331,574)	(237,491)

Net Assets
Beginning of period	8,966,723	9,204,214
End of period (including undistributed net investment income of $51,470 and undistributed net investment income of $82,560, respectively)	$ 7,635,149	$ 8,966,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.43
Net realized and unrealized gain (loss)	(1.40)	1.45
Total from investment operations	(1.21)	1.88
Distributions from net investment income	(.27)	(.47)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.37)	(1.37)
Net asset value, end of period	$ 14.50	$ 17.08
Total Return B, C, D	(7.64)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.00% A	1.01% A
Expenses net of fee waivers, if any	1.00% A	1.01% A
Expenses net of all reductions	.99% A	1.00% A
Net investment income (loss)	2.50% A	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,786	$ 4,432
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.17	.39
Net realized and unrealized gain (loss)	(1.40)	1.46
Total from investment operations	(1.23)	1.85
Distributions from net investment income	(.24)	(.46)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.34)	(1.36)
Net asset value, end of period	$ 14.49	$ 17.06
Total Return B, C, D	(7.74)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.24% A
Expenses net of fee waivers, if any	1.23% A	1.24% A
Expenses net of all reductions	1.23% A	1.23% A
Net investment income (loss)	2.26% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,258	$ 3,148
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.13	.30
Net realized and unrealized gain (loss)	(1.41)	1.46
Total from investment operations	(1.28)	1.76
Distributions from net investment income	(.18)	(.41)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.28)	(1.31)
Net asset value, end of period	$ 14.46	$ 17.02
Total Return B, C, D	(8.04)%	11.10%
Ratios to Average Net Assets H
Expenses before reductions	1.79% A	1.79% A
Expenses net of fee waivers, if any	1.79% A	1.79% A
Expenses net of all reductions	1.79% A	1.78% A
Net investment income (loss)	1.70% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,083	$ 1,007
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.13	.31
Net realized and unrealized gain (loss)	(1.40)	1.45
Total from investment operations	(1.27)	1.76
Distributions from net investment income	(.18)	(.43)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.28)	(1.33)
Net asset value, end of period	$ 14.45	$ 17.00
Total Return B, C, D	(7.96)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.76% A	1.75% A
Expenses net of fee waivers, if any	1.76% A	1.75% A
Expenses net of all reductions	1.75% A	1.74% A
Net investment income (loss)	1.73% A	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,033	$ 2,840
Portfolio turnover rate F	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01
Income from Investment Operations
Net investme nt income (loss) D	.22	.49	.45	.41 F	.33	.40
Net realized and unrealized gain (loss)	(1.40)	1.41	.73	.69	.57	1.95
Total from investment operations	(1.18)	1.90	1.18	1.10	.90	2.35
Distributions from net investment income	(.29)	(.50)	(.45)	(.40)	(.27)	(.41)
Distributions from net realized gain	(1.10)	(.90)	(.41)	-	-	-
Total distributions	(1.39)	(1.40)	(.86)	(.40)	(.27)	(.41)
Net asset value, end of period	$ 14.53	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95
Total Return B, C	(7.45)%	12.02%	7.50%	7.15%	6.00%	18.26%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.71%	.72%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.70% A	.71%	.72%	.73%	.74%	.75%
Expenses net of all reductions	.69% A	.70%	.71%	.72%	.73%	.74%
Net investment income (loss)	2.79% A	2.93%	2.79%	2.55% F	2.12%	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 7,615	$ 8,955	$ 9,204	$ 10,190	$ 10,903	$ 10,813
Portfolio turnover rate E	13% A	12%	65%H	32%H	78%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.22	.48
Net realized and unrealized gain (loss)	(1.41)	1.46
Total from investment operations	(1.19)	1.94
Distributions from net investment income	(.30)	(.50)
Distributions from net realized gain	(1.10)	(.90)
Total distributions	(1.40)	(1.40)
Net asset value, end of period	$ 14.52	$ 17.11
Total Return B, C	(7.48)%	12.27%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.72% A
Expenses net of fee waivers, if any	.68% A	.72% A
Expenses net of all reductions	.67% A	.72% A
Net investment income (loss)	2.82%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 904	$ 186
Portfolio turnover rate E	13% A	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 50% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 50%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Manage-ment & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Invest- ments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual share holder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

performance of ADRs, futures contracts and exchange-traded funds, and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 243,708
Unrealized depreciation	(342,470)
Net unrealized appreciation (depreciation)	$ (98,762)
Cost for federal income tax purposes	$ 7,741,206

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $490,280 and $985,182, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8	$ 3
Class T	.25%	.25%	11	-
Class B	.75%	.25%	8	6
Class C	.75%	.25%	16	13
			$ 43	$ 22

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	3
Class B*	1
Class C*	-
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 50% shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 6.21
Class T	4.20
Class B	2.25
Class C	4.22
Asset Manager 50%	7,094.17
Institutional Class	1.15
	$ 7,111

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,590	4.44%	$ 38

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 50% operating expenses. During the period, this reimbursement reduced the class' expenses by $10.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $217 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Asset Manager 50%	$ 118

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $616, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 77	$ 25
Class T	57	24
Class B	13	9
Class C	34	17
Asset Manager 50%	146,411	271,801
Institutional Class	17	3
Total	$ 146,609	$ 271,879
From net realized gain
Class A	$ 359	$ 12
Class T	290	16
Class B	99	7
Class C	225	9
Asset Manager 50%	555,464	485,896
Institutional Class	71	6
Total	$ 556,508	$ 485,946

A Distributions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	306	290	$ 4,736	$ 4,808
Reinvestment of distributions	27	2	426	37
Shares redeemed	(55)	(33)	(870)	(544)
Net increase (decrease)	278	259	$ 4,292	$ 4,301
Class T
Shares sold	189	191	$ 2,961	$ 3,166
Reinvestment of distributions	22	2	344	39
Shares redeemed	(33)	(8)	(507)	(140)
Net increase (decrease)	178	185	$ 2,798	$ 3,065

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	93	70	$ 1,444	$ 1,169
Reinvestment of distributions	6	1	89	15
Shares redeemed	(14)	(12)	(219)	(200)
Net increase (decrease)	85	59	$ 1,314	$ 984
Class C
Shares sold	129	170	$ 2,012	$ 2,814
Reinvestment of distributions	13	1	198	23
Shares redeemed	(30)	(4)	(466)	(64)
Net increase (decrease)	112	167	$ 1,744	$ 2,773
Asset Manager 50%
Shares sold	16,365	35,520	$ 257,333	$ 590,109
Reinvestment of distributions	43,578	45,244	682,527	737,377
Shares redeemed	(59,243)	(111,733)	(944,525)	(1,862,786)
Net increase (decrease)	700	(30,969)	$ (4,665)	$ (535,300)
Institutional Class
Shares sold	62	11	$ 1,061	$ 185
Reinvestment of distributions	6	1	87	10
Shares redeemed	(17)	(1)	(257)	(15)
Net increase (decrease)	51	11	$ 891	$ 180

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM50I-USAN-0508
1.834327.101

(Fidelity Investment logo)(registered trademark)

Fidelity®
Asset Manager® 60%

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, http://visit www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 892.80	$ 5.66B *
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31C *
Class T
Actual	$ 1,000.00	$ 891.10	$ 6.78B *
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.57C *
Class B
Actual	$ 1,000.00	$ 889.10	$ 9.03B *
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08C *
Class C
Actual	$ 1,000.00	$ 889.10	$ 9.03B *
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08C *
Asset Manager 60%
Actual	$ 1,000.00	$ 893.20	$ 4.53B *
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05C *
Institutional Class
Actual	$ 1,000.00	$ 893.20	$ 4.53B *
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05C *

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.25% *
Class T	1.50% *
Class B	2.00% *
Class C	2.00% *
Asset Manager 60%	1.00% *
Institutional Class	1.00% *

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

* If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.10%
Actual		$ 4.98
HypotheticalA		$ 5.55
Class T	1.35%
Actual		$ 6.11
HypotheticalA		$ 6.81
Class B	1.85%
Actual		$ 8.36
HypotheticalA		$ 9.32
Class C	1.85%
Actual		$ 8.36
HypotheticalA		$ 9.32
Asset Manager 60%	.85%
Actual		$ 3.85
HypotheticalA		$ 4.29
Institutional Class	.85%
Actual		$ 3.85
HypotheticalA		$ 4.29

A 5% return per year before expenses

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.8
Procter & Gamble Co.	0.8
Nintendo Co. Ltd.	0.6
General Electric Co.	0.6
JPMorgan Chase & Co.	0.6
American International Group, Inc.	0.5
The Coca-Cola Co.	0.5
CVS Caremark Corp.	0.5
PepsiCo, Inc.	0.4
Bank of America Corp.	0.4
5.7

Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 61.2%
Bond class 39.8%
Short-term class* (1.0)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	8.6
Fidelity International Equity Central Fund	8.2
Fidelity Information Technology Central Fund	7.7
Fidelity Energy Central Fund	6.5
Fidelity Industrials Central Fund	6.5
Fidelity Health Care Central Fund	5.9
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.1
Fidelity Materials Central Fund	2.1
Fidelity Utilities Central Fund	2.0
Fidelity Telecom Services Central Fund	1.5
Total Equity Central Funds	59.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	31.9
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	35.9
Money Market Central Funds	3.4
Other Short-Term Investments and Net Other Assets	1.5
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 20.7% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 59.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	6,590	$ 667,633
Fidelity Consumer Staples Central Fund (c)	5,200	659,568
Fidelity Energy Central Fund (c)	5,923	853,386
Fidelity Financials Central Fund (c)	13,430	1,120,062
Fidelity Health Care Central Fund (c)	7,519	769,946
Fidelity Industrials Central Fund (c)	6,811	841,295
Fidelity Information Technology Central Fund (c)	8,590	999,532
Fidelity International Equity Central Fund (c)	12,489	1,065,062
Fidelity Materials Central Fund (c)	1,964	277,160
Fidelity Telecom Services Central Fund (c)	1,827	197,572
Fidelity Utilities Central Fund (c)	2,267	260,954
TOTAL EQUITY CENTRAL FUNDS (Cost $8,604,773)		7,712,170
Fixed-Income Central Funds - 35.9%

High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	2,456	218,265
Fidelity High Income Central Fund 1 (c)	3,223	299,062
TOTAL HIGH YIELD FIXED-INCOME FUNDS		517,327
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Tactical Income Central Fund (c)	43,846	4,157,476
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $4,777,124)		4,674,803
Money Market Central Funds - 3.4%

Fidelity Cash Central Fund, 2.69% (a) (Cost $450,604)	450,604	450,604
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% to 3.09% 4/10/08 to 6/5/08 (b) (Cost $49,893)	$ 50,000	49,924
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $26,000)	$ 26,001	$ 26,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $13,908,394)		12,913,501
NET OTHER ASSETS - 0.9%		115,068
NET ASSETS - 100%		$ 13,028,569
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 S&P 500 E-Mini Index Contracts	June 2008	$ 463,400	$ 10,971

The face value of futures purchased as a percentage of net assets - 3.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,924.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 17,794
Barclays Capital, Inc.	61
Lehman Brothers, Inc.	8,145
$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,068
Fidelity Consumer Discretionary Central Fund	3,903
Fidelity Consumer Staples Central Fund	4,435
Fidelity Energy Central Fund	2,150
Fidelity Financials Central Fund	11,803
Fidelity Floating Rate Central Fund	6,815
Fidelity Health Care Central Fund	3,001
Fidelity High Income Central Fund 1	6,599
Fund	Income earned
Fidelity Industrials Central Fund	$ 4,383
Fidelity Information Technology Central Fund	2,915
Fidelity International Equity Central Fund	6,137
Fidelity Materials Central Fund	1,929
Fidelity Tactical Income Central Fund	59,957
Fidelity Telecom Services Central Fund	1,269
Fidelity Utilities Central Fund	1,951
Total	$ 143,315
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 750,518	$ -	$ 667,633	0.1%
Fidelity Consumer Staples Central Fund	-	657,323	-	659,568	0.1%
Fidelity Energy Central Fund	-	850,205	-	853,386	0.1%
Fidelity Financials Central Fund	-	1,349,538	-	1,120,062	0.1%
Fidelity Floating Rate Central Fund	-	236,977	-	218,265	0.0%
Fidelity Health Care Central Fund	-	888,460	-	769,946	0.1%
Fidelity High Income Central Fund 1	-	309,183	-	299,062	0.1%
Fidelity Industrials Central Fund	-	888,748	-	841,295	0.1%
Fidelity Information Technology Central Fund	-	1,199,448	-	999,532	0.1%
Fidelity International Equity Central Fund	-	1,207,104	-	1,065,062	0.1%
Fidelity Materials Central Fund	-	284,013	-	277,160	0.1%
Fidelity Tactical Income Central Fund	-	4,435,449	199,973	4,157,476	0.1%
Fidelity Telecom Services Central Fund	-	245,528	-	197,572	0.1%
Fidelity Utilities Central Fund	-	283,887	-	260,954	0.1%
Total	$ -	$ 13,586,381	$ 199,973	$ 12,386,973
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	19.8%
AAA,AA,A	8.7%
BBB	6.4%
BB	2.6%
B	1.3%
CCC,CC,C	0.3%
Not Rated	0.1%
Equities	61.1%
Short-Term Investments and Net Other Assets	(0.3)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follow: (Unaudited) Percentages are adjusted for the effect of futures contacts, if applicable.
United States of America	79.3%
United Kingdom	3.0%
Bermuda	1.9%
Japan	1.7%
France	1.4%
Switzerland	1.4%
Germany	1.3%
Cayman Islands	1.3%
Canada	1.1%
Others (individually less than 1%)	7.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $26,000) - See accompanying schedule: Unaffiliated issuers (cost $75,893)	$ 75,924
Fidelity Central Funds (cost $13,832,501)	12,837,577
Total Investments (cost $13,908,394)		$ 12,913,501
Cash		376
Receivable for fund shares sold		170,403
Distributions receivable from Fidelity Central Funds		21,198
Receivable for daily variation on futures contracts		1,785
Prepaid expenses		38,333
Receivable from investment adviser for expense reductions		8,410
Total assets		13,154,006

Liabilities
Payable for investments purchased	$ 99,700
Accrued management fee	5,844
Distribution fees payable	2,167
Other affiliated payables	2,123
Other payables and accrued expenses	15,603
Total liabilities		125,437

Net Assets		$ 13,028,569
Net Assets consist of:
Paid in capital		$ 14,034,211
Undistributed net investment income		55,285
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,005)
Net unrealized appreciation (depreciation) on investments		(983,922)
Net Assets		$ 13,028,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,185,157 ÷ 133,311 shares)	$ 8.89

Maximum offering price per share (100/94.25 of $8.89)	$ 9.43
Class T: Net Asset Value and redemption price per share ($862,513 ÷ 97,124 shares)	$ 8.88

Maximum offering price per share (100/96.50 of $8.88)	$ 9.20
Class B: Net Asset Value and offering price per share ($904,154 ÷ 101,911 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($1,004,533 ÷ 113,222 shares)A	$ 8.87

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($8,185,151 ÷ 920,320 shares)	$ 8.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($887,061 ÷ 99,733 shares)	$ 8.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)

Investment Income
Interest		$ 3,765
Income from Fidelity Central Funds		143,315
Total income		147,080

Expenses
Management fee	$ 24,948
Transfer agent fees	7,491
Distribution fees	11,144
Accounting fees and expenses	2,204
Custodian fees and expenses	2,513
Independent trustees' compensation	14
Registration fees	40,187
Audit	19,721
Miscellaneous	2,008
Total expenses before reductions	110,230
Expense reductions	(55,136)	55,094
Net investment income (loss)		91,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(4,527)
Foreign currency transactions	(925)
Futures contracts	(71,553)
Total net realized gain (loss)		(77,005)
Change in net unrealized appreciation (depreciation) on: Investment securities	(994,893)
Futures contracts	10,971
Total change in net unrealized appreciation (depreciation)		(983,922)
Net gain (loss)		(1,060,927)
Net increase (decrease) in net assets resulting from operations		$ (968,941)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,986
Net realized gain (loss)	(77,005)
Change in net unrealized appreciation (depreciation)	(983,922)
Net increase (decrease) in net assets resulting from operations	(968,941)
Distributions to shareholders from net investment income	(36,701)
Share transactions - net increase (decrease)	14,034,211
Total increase (decrease) in net assets	13,028,569

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $55,285)	$ 13,028,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.07)
Distributions from net investment income	(.04)
Net asset value, end of period	$ 8.89
Total Return B, C, D	(10.72)%
Ratios to Average Net Assets H
Expenses before reductions	2.47% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,185
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.09)
Distributions from net investment income	(.03)
Net asset value, end of period	$ 8.88
Total Return B, C, D	(10.89)%
Ratios to Average Net Assets H
Expenses before reductions	2.73% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 863
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.11)
Distributions from net investment income	(.02)
Net asset value, end of period	$ 8.87
Total Return B, C, D	(11.09)%
Ratios to Average Net Assets H
Expenses before reductions	3.22% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 904
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.11)
Distributions from net investment income	(.02)
Net asset value, end of period	$ 8.87
Total Return B, C, D	(11.09)%
Ratios to Average Net Assets H
Expenses before reductions	3.22% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,005
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.06)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 8.89
Total Return B, C	(10.68)%
Ratios to Average Net Assets G
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,185
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.06)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 8.89
Total Return B, C	(10.68)%
Ratios to Average Net Assets G
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 887
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 60% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 60%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,157
Unrealized depreciation	(1,030,050)
Net unrealized appreciation (depreciation)	$ (994,893)
Cost for federal income tax purposes	$ 13,908,394

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $13,586,381 and $199,973, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,685	$ 949
Class T	.25%	.25%	1,908	1,794
Class B	.75%	.25%	3,708	3,674
Class C	.75%	.25%	3,843	3,668
			$ 11,144	$ 10,085

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,222
Class T	267
$ 1,489

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,055.16
Class T	631.17
Class B	556.15
Class C	564.15
Asset Manager 60%	4,105.19
Institutional Class	580.14
	$ 7,491

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser

Class A	1.25%	$ 8,148
Class T	1.50%	4,695
Class B	2.00%	4,510
Class C	2.00%	4,667
Asset Manager 60%	1.00%	28,194
Institutional Class	1.00%	4,918
		$ 55,132

* Effective May 1, 2008 the expense limitation will be changed to 1.10%, 1.35%, 1.85%, 1.85%, .85% and .85% for Class A, Class T, Class B, Class C, Asset Manager 60% and Institutional Class, respectively.

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 4

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the fund.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 7,307
Class T	2,841
Class B	1,840
Class C	1,840
Asset Manager 60%	18,398
Institutional Class	4,475
Total	$ 36,701

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	240,433	$ 2,294,035
Reinvestment of distributions	761	7,307
Shares redeemed	(107,883)	(970,384)
Net increase (decrease)	133,311	$ 1,330,958
Class T
Shares sold	100,585	$ 987,410
Reinvestment of distributions	283	2,720
Shares redeemed	(3,744)	(33,713)
Net increase (decrease)	97,124	$ 956,417
Class B
Shares sold	101,729	$ 993,235
Reinvestment of distributions	192	1,840
Shares redeemed	(10)	(88)
Net increase (decrease)	101,911	$ 994,987
Class C
Shares sold	113,030	$ 1,095,474
Reinvestment of distributions	192	1,840
Net increase (decrease)	113,222	$ 1,097,314
Asset Manager 60%
Shares sold	1,027,913	$ 9,634,668
Reinvestment of distributions	1,882	18,064
Shares redeemed	(109,475)	(986,182)
Net increase (decrease)	920,320	$ 8,666,550
Institutional Class
Shares sold	99,434	$ 985,010
Reinvestment of distributions	466	4,475
Shares redeemed	(167)	(1,500)
Net increase (decrease)	99,733	$ 987,985

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 60%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 60% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SAN-USAN-0508
1.849917.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager SM 60% -
Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2008

Class A, Class T, Class B,
and Class C are classes of
Fidelity Asset Manager® 60%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 892.80	$ 5.66B *
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31C *
Class T
Actual	$ 1,000.00	$ 891.10	$ 6.78B *
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.57C *
Class B
Actual	$ 1,000.00	$ 889.10	$ 9.03B *
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08C *
Class C
Actual	$ 1,000.00	$ 889.10	$ 9.03B *
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08C *
Asset Manager 60%
Actual	$ 1,000.00	$ 893.20	$ 4.53B *
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05C *
Institutional Class
Actual	$ 1,000.00	$ 893.20	$ 4.53B *
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05C *

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.25% *
Class T	1.50% *
Class B	2.00% *
Class C	2.00% *
Asset Manager 60%	1.00% *
Institutional Class	1.00% *

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

* If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.10%
Actual		$ 4.98
HypotheticalA		$ 5.55
Class T	1.35%
Actual		$ 6.11
HypotheticalA		$ 6.81
Class B	1.85%
Actual		$ 8.36
HypotheticalA		$ 9.32
Class C	1.85%
Actual		$ 8.36
HypotheticalA		$ 9.32
Asset Manager 60%	.85%
Actual		$ 3.85
HypotheticalA		$ 4.29
Institutional Class	.85%
Actual		$ 3.85
HypotheticalA		$ 4.29

A 5% return per year before expenses

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.8
Procter & Gamble Co.	0.8
Nintendo Co. Ltd.	0.6
General Electric Co.	0.6
JPMorgan Chase & Co.	0.6
American International Group, Inc.	0.5
The Coca-Cola Co.	0.5
CVS Caremark Corp.	0.5
PepsiCo, Inc.	0.4
Bank of America Corp.	0.4
5.7
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 61.2%
Bond class 39.8%
Short-term class* (1.0)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	8.6
Fidelity International Equity Central Fund	8.2
Fidelity Information Technology Central Fund	7.7
Fidelity Energy Central Fund	6.5
Fidelity Industrials Central Fund	6.5
Fidelity Health Care Central Fund	5.9
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.1
Fidelity Materials Central Fund	2.1
Fidelity Utilities Central Fund	2.0
Fidelity Telecom Services Central Fund	1.5
Total Equity Central Funds	59.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	31.9
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	35.9
Money Market Central Funds	3.4
Other Short-Term Investments and Net Other Assets	1.5
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 20.7% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 59.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	6,590	$ 667,633
Fidelity Consumer Staples Central Fund (c)	5,200	659,568
Fidelity Energy Central Fund (c)	5,923	853,386
Fidelity Financials Central Fund (c)	13,430	1,120,062
Fidelity Health Care Central Fund (c)	7,519	769,946
Fidelity Industrials Central Fund (c)	6,811	841,295
Fidelity Information Technology Central Fund (c)	8,590	999,532
Fidelity International Equity Central Fund (c)	12,489	1,065,062
Fidelity Materials Central Fund (c)	1,964	277,160
Fidelity Telecom Services Central Fund (c)	1,827	197,572
Fidelity Utilities Central Fund (c)	2,267	260,954
TOTAL EQUITY CENTRAL FUNDS (Cost $8,604,773)		7,712,170
Fixed-Income Central Funds - 35.9%

High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	2,456	218,265
Fidelity High Income Central Fund 1 (c)	3,223	299,062
TOTAL HIGH YIELD FIXED-INCOME FUNDS		517,327
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Tactical Income Central Fund (c)	43,846	4,157,476
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $4,777,124)		4,674,803
Money Market Central Funds - 3.4%

Fidelity Cash Central Fund, 2.69% (a) (Cost $450,604)	450,604	450,604
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% to 3.09% 4/10/08 to 6/5/08 (b) (Cost $49,893)	$ 50,000	49,924
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $26,000)	$ 26,001	$ 26,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $13,908,394)		12,913,501
NET OTHER ASSETS - 0.9%		115,068
NET ASSETS - 100%		$ 13,028,569
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 S&P 500 E-Mini Index Contracts	June 2008	$ 463,400	$ 10,971

The face value of futures purchased as a percentage of net assets - 3.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,924.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 17,794
Barclays Capital, Inc.	61
Lehman Brothers, Inc.	8,145
$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,068
Fidelity Consumer Discretionary Central Fund	3,903
Fidelity Consumer Staples Central Fund	4,435
Fidelity Energy Central Fund	2,150
Fidelity Financials Central Fund	11,803
Fidelity Floating Rate Central Fund	6,815
Fidelity Health Care Central Fund	3,001
Fidelity High Income Central Fund 1	6,599
Fund	Income earned
Fidelity Industrials Central Fund	$ 4,383
Fidelity Information Technology Central Fund	2,915
Fidelity International Equity Central Fund	6,137
Fidelity Materials Central Fund	1,929
Fidelity Tactical Income Central Fund	59,957
Fidelity Telecom Services Central Fund	1,269
Fidelity Utilities Central Fund	1,951
Total	$ 143,315
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 750,518	$ -	$ 667,633	0.1%
Fidelity Consumer Staples Central Fund	-	657,323	-	659,568	0.1%
Fidelity Energy Central Fund	-	850,205	-	853,386	0.1%
Fidelity Financials Central Fund	-	1,349,538	-	1,120,062	0.1%
Fidelity Floating Rate Central Fund	-	236,977	-	218,265	0.0%
Fidelity Health Care Central Fund	-	888,460	-	769,946	0.1%
Fidelity High Income Central Fund 1	-	309,183	-	299,062	0.1%
Fidelity Industrials Central Fund	-	888,748	-	841,295	0.1%
Fidelity Information Technology Central Fund	-	1,199,448	-	999,532	0.1%
Fidelity International Equity Central Fund	-	1,207,104	-	1,065,062	0.1%
Fidelity Materials Central Fund	-	284,013	-	277,160	0.1%
Fidelity Tactical Income Central Fund	-	4,435,449	199,973	4,157,476	0.1%
Fidelity Telecom Services Central Fund	-	245,528	-	197,572	0.1%
Fidelity Utilities Central Fund	-	283,887	-	260,954	0.1%
Total	$ -	$ 13,586,381	$ 199,973	$ 12,386,973
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	19.8%
AAA,AA,A	8.7%
BBB	6.4%
BB	2.6%
B	1.3%
CCC,CC,C	0.3%
Not Rated	0.1%
Equities	61.1%
Short-Term Investments and Net Other Assets	(0.3)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follow: (Unaudited) Percentages are adjusted for the effect of futures contacts, if applicable.
United States of America	79.3%
United Kingdom	3.0%
Bermuda	1.9%
Japan	1.7%
France	1.4%
Switzerland	1.4%
Germany	1.3%
Cayman Islands	1.3%
Canada	1.1%
Others (individually less than 1%)	7.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $26,000) - See accompanying schedule: Unaffiliated issuers (cost $75,893)	$ 75,924
Fidelity Central Funds (cost $13,832,501)	12,837,577
Total Investments (cost $13,908,394)		$ 12,913,501
Cash		376
Receivable for fund shares sold		170,403
Distributions receivable from Fidelity Central Funds		21,198
Receivable for daily variation on futures contracts		1,785
Prepaid expenses		38,333
Receivable from investment adviser for expense reductions		8,410
Total assets		13,154,006

Liabilities
Payable for investments purchased	$ 99,700
Accrued management fee	5,844
Distribution fees payable	2,167
Other affiliated payables	2,123
Other payables and accrued expenses	15,603
Total liabilities		125,437

Net Assets		$ 13,028,569
Net Assets consist of:
Paid in capital		$ 14,034,211
Undistributed net investment income		55,285
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,005)
Net unrealized appreciation (depreciation) on investments		(983,922)
Net Assets		$ 13,028,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,185,157 ÷ 133,311 shares)	$ 8.89

Maximum offering price per share (100/94.25 of $8.89)	$ 9.43
Class T: Net Asset Value and redemption price per share ($862,513 ÷ 97,124 shares)	$ 8.88

Maximum offering price per share (100/96.50 of $8.88)	$ 9.20
Class B: Net Asset Value and offering price per share ($904,154 ÷ 101,911 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($1,004,533 ÷ 113,222 shares)A	$ 8.87

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($8,185,151 ÷ 920,320 shares)	$ 8.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($887,061 ÷ 99,733 shares)	$ 8.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)

Investment Income
Interest		$ 3,765
Income from Fidelity Central Funds		143,315
Total income		147,080

Expenses
Management fee	$ 24,948
Transfer agent fees	7,491
Distribution fees	11,144
Accounting fees and expenses	2,204
Custodian fees and expenses	2,513
Independent trustees' compensation	14
Registration fees	40,187
Audit	19,721
Miscellaneous	2,008
Total expenses before reductions	110,230
Expense reductions	(55,136)	55,094
Net investment income (loss)		91,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(4,527)
Foreign currency transactions	(925)
Futures contracts	(71,553)
Total net realized gain (loss)		(77,005)
Change in net unrealized appreciation (depreciation) on: Investment securities	(994,893)
Futures contracts	10,971
Total change in net unrealized appreciation (depreciation)		(983,922)
Net gain (loss)		(1,060,927)
Net increase (decrease) in net assets resulting from operations		$ (968,941)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,986
Net realized gain (loss)	(77,005)
Change in net unrealized appreciation (depreciation)	(983,922)
Net increase (decrease) in net assets resulting from operations	(968,941)
Distributions to shareholders from net investment income	(36,701)
Share transactions - net increase (decrease)	14,034,211
Total increase (decrease) in net assets	13,028,569

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $55,285)	$ 13,028,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.07)
Distributions from net investment income	(.04)
Net asset value, end of period	$ 8.89
Total Return B, C, D	(10.72)%
Ratios to Average Net Assets H
Expenses before reductions	2.47% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,185
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.09)
Distributions from net investment income	(.03)
Net asset value, end of period	$ 8.88
Total Return B, C, D	(10.89)%
Ratios to Average Net Assets H
Expenses before reductions	2.73% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 863
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.11)
Distributions from net investment income	(.02)
Net asset value, end of period	$ 8.87
Total Return B, C, D	(11.09)%
Ratios to Average Net Assets H
Expenses before reductions	3.22% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 904
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.11)
Distributions from net investment income	(.02)
Net asset value, end of period	$ 8.87
Total Return B, C, D	(11.09)%
Ratios to Average Net Assets H
Expenses before reductions	3.22% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,005
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.06)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 8.89
Total Return B, C	(10.68)%
Ratios to Average Net Assets G
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,185
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.06)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 8.89
Total Return B, C	(10.68)%
Ratios to Average Net Assets G
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 887
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 60% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 60%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,157
Unrealized depreciation	(1,030,050)
Net unrealized appreciation (depreciation)	$ (994,893)
Cost for federal income tax purposes	$ 13,908,394

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $13,586,381 and $199,973, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,685	$ 949
Class T	.25%	.25%	1,908	1,794
Class B	.75%	.25%	3,708	3,674
Class C	.75%	.25%	3,843	3,668
			$ 11,144	$ 10,085

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,222
Class T	267
$ 1,489

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,055.16
Class T	631.17
Class B	556.15
Class C	564.15
Asset Manager 60%	4,105.19
Institutional Class	580.14
	$ 7,491

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser

Class A	1.25%	$ 8,148
Class T	1.50%	4,695
Class B	2.00%	4,510
Class C	2.00%	4,667
Asset Manager 60%	1.00%	28,194
Institutional Class	1.00%	4,918
		$ 55,132

* Effective May 1, 2008 the expense limitation will be changed to 1.10%, 1.35%, 1.85%, 1.85%, .85% and .85% for Class A, Class T, Class B, Class C, Asset Manager 60% and Institutional Class, respectively.

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 4

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the fund.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 7,307
Class T	2,841
Class B	1,840
Class C	1,840
Asset Manager 60%	18,398
Institutional Class	4,475
Total	$ 36,701

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	240,433	$ 2,294,035
Reinvestment of distributions	761	7,307
Shares redeemed	(107,883)	(970,384)
Net increase (decrease)	133,311	$ 1,330,958
Class T
Shares sold	100,585	$ 987,410
Reinvestment of distributions	283	2,720
Shares redeemed	(3,744)	(33,713)
Net increase (decrease)	97,124	$ 956,417
Class B
Shares sold	101,729	$ 993,235
Reinvestment of distributions	192	1,840
Shares redeemed	(10)	(88)
Net increase (decrease)	101,911	$ 994,987
Class C
Shares sold	113,030	$ 1,095,474
Reinvestment of distributions	192	1,840
Net increase (decrease)	113,222	$ 1,097,314
Asset Manager 60%
Shares sold	1,027,913	$ 9,634,668
Reinvestment of distributions	1,882	18,064
Shares redeemed	(109,475)	(986,182)
Net increase (decrease)	920,320	$ 8,666,550
Institutional Class
Shares sold	99,434	$ 985,010
Reinvestment of distributions	466	4,475
Shares redeemed	(167)	(1,500)
Net increase (decrease)	99,733	$ 987,985

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 60%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 60% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ASAN-USAN-0508
1.849974.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset ManagerSM 60% -
Institutional Class

Semiannual Report

March 31, 2008

Institutional Class is a class of
Fidelity Asset Manager® 60%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 892.80	$ 5.66B *
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31C *
Class T
Actual	$ 1,000.00	$ 891.10	$ 6.78B *
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.57C *
Class B
Actual	$ 1,000.00	$ 889.10	$ 9.03B *
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08C *
Class C
Actual	$ 1,000.00	$ 889.10	$ 9.03B *
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08C *
Asset Manager 60%
Actual	$ 1,000.00	$ 893.20	$ 4.53B *
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05C *
Institutional Class
Actual	$ 1,000.00	$ 893.20	$ 4.53B *
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05C *

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period October 9, 2007 to March 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.25% *
Class T	1.50% *
Class B	2.00% *
Class C	2.00% *
Asset Manager 60%	1.00% *
Institutional Class	1.00% *

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

* If changes to voluntary expense limitations, effective May 1, 2008 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.10%
Actual		$ 4.98
HypotheticalA		$ 5.55
Class T	1.35%
Actual		$ 6.11
HypotheticalA		$ 6.81
Class B	1.85%
Actual		$ 8.36
HypotheticalA		$ 9.32
Class C	1.85%
Actual		$ 8.36
HypotheticalA		$ 9.32
Asset Manager 60%	.85%
Actual		$ 3.85
HypotheticalA		$ 4.29
Institutional Class	.85%
Actual		$ 3.85
HypotheticalA		$ 4.29

A 5% return per year before expenses

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
% of fund's net assets
Cisco Systems, Inc.	0.8
Procter & Gamble Co.	0.8
Nintendo Co. Ltd.	0.6
General Electric Co.	0.6
JPMorgan Chase & Co.	0.6
American International Group, Inc.	0.5
The Coca-Cola Co.	0.5
CVS Caremark Corp.	0.5
PepsiCo, Inc.	0.4
Bank of America Corp.	0.4
5.7
Asset Allocation (% of fund's net assets)
As of March 31, 2008
Stock class and Equity Futures 61.2%
Bond class 39.8%
Short-term class* (1.0)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	8.6
Fidelity International Equity Central Fund	8.2
Fidelity Information Technology Central Fund	7.7
Fidelity Energy Central Fund	6.5
Fidelity Industrials Central Fund	6.5
Fidelity Health Care Central Fund	5.9
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.1
Fidelity Materials Central Fund	2.1
Fidelity Utilities Central Fund	2.0
Fidelity Telecom Services Central Fund	1.5
Total Equity Central Funds	59.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	31.9
High Yield Fixed-Income Funds	4.0
Total Fixed-Income Central Funds	35.9
Money Market Central Funds	3.4
Other Short-Term Investments and Net Other Assets	1.5
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 20.7% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 59.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	6,590	$ 667,633
Fidelity Consumer Staples Central Fund (c)	5,200	659,568
Fidelity Energy Central Fund (c)	5,923	853,386
Fidelity Financials Central Fund (c)	13,430	1,120,062
Fidelity Health Care Central Fund (c)	7,519	769,946
Fidelity Industrials Central Fund (c)	6,811	841,295
Fidelity Information Technology Central Fund (c)	8,590	999,532
Fidelity International Equity Central Fund (c)	12,489	1,065,062
Fidelity Materials Central Fund (c)	1,964	277,160
Fidelity Telecom Services Central Fund (c)	1,827	197,572
Fidelity Utilities Central Fund (c)	2,267	260,954
TOTAL EQUITY CENTRAL FUNDS (Cost $8,604,773)		7,712,170
Fixed-Income Central Funds - 35.9%

High Yield Fixed-Income Funds - 4.0%
Fidelity Floating Rate Central Fund (c)	2,456	218,265
Fidelity High Income Central Fund 1 (c)	3,223	299,062
TOTAL HIGH YIELD FIXED-INCOME FUNDS		517,327
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Tactical Income Central Fund (c)	43,846	4,157,476
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $4,777,124)		4,674,803
Money Market Central Funds - 3.4%

Fidelity Cash Central Fund, 2.69% (a) (Cost $450,604)	450,604	450,604
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.63% to 3.09% 4/10/08 to 6/5/08 (b) (Cost $49,893)	$ 50,000	49,924
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $26,000)	$ 26,001	$ 26,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $13,908,394)		12,913,501
NET OTHER ASSETS - 0.9%		115,068
NET ASSETS - 100%		$ 13,028,569
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 S&P 500 E-Mini Index Contracts	June 2008	$ 463,400	$ 10,971

The face value of futures purchased as a percentage of net assets - 3.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,924.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 17,794
Barclays Capital, Inc.	61
Lehman Brothers, Inc.	8,145
$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,068
Fidelity Consumer Discretionary Central Fund	3,903
Fidelity Consumer Staples Central Fund	4,435
Fidelity Energy Central Fund	2,150
Fidelity Financials Central Fund	11,803
Fidelity Floating Rate Central Fund	6,815
Fidelity Health Care Central Fund	3,001
Fidelity High Income Central Fund 1	6,599
Fund	Income earned
Fidelity Industrials Central Fund	$ 4,383
Fidelity Information Technology Central Fund	2,915
Fidelity International Equity Central Fund	6,137
Fidelity Materials Central Fund	1,929
Fidelity Tactical Income Central Fund	59,957
Fidelity Telecom Services Central Fund	1,269
Fidelity Utilities Central Fund	1,951
Total	$ 143,315
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 750,518	$ -	$ 667,633	0.1%
Fidelity Consumer Staples Central Fund	-	657,323	-	659,568	0.1%
Fidelity Energy Central Fund	-	850,205	-	853,386	0.1%
Fidelity Financials Central Fund	-	1,349,538	-	1,120,062	0.1%
Fidelity Floating Rate Central Fund	-	236,977	-	218,265	0.0%
Fidelity Health Care Central Fund	-	888,460	-	769,946	0.1%
Fidelity High Income Central Fund 1	-	309,183	-	299,062	0.1%
Fidelity Industrials Central Fund	-	888,748	-	841,295	0.1%
Fidelity Information Technology Central Fund	-	1,199,448	-	999,532	0.1%
Fidelity International Equity Central Fund	-	1,207,104	-	1,065,062	0.1%
Fidelity Materials Central Fund	-	284,013	-	277,160	0.1%
Fidelity Tactical Income Central Fund	-	4,435,449	199,973	4,157,476	0.1%
Fidelity Telecom Services Central Fund	-	245,528	-	197,572	0.1%
Fidelity Utilities Central Fund	-	283,887	-	260,954	0.1%
Total	$ -	$ 13,586,381	$ 199,973	$ 12,386,973
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	19.8%
AAA,AA,A	8.7%
BBB	6.4%
BB	2.6%
B	1.3%
CCC,CC,C	0.3%
Not Rated	0.1%
Equities	61.1%
Short-Term Investments and Net Other Assets	(0.3)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follow: (Unaudited) Percentages are adjusted for the effect of futures contacts, if applicable.
United States of America	79.3%
United Kingdom	3.0%
Bermuda	1.9%
Japan	1.7%
France	1.4%
Switzerland	1.4%
Germany	1.3%
Cayman Islands	1.3%
Canada	1.1%
Others (individually less than 1%)	7.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $26,000) - See accompanying schedule: Unaffiliated issuers (cost $75,893)	$ 75,924
Fidelity Central Funds (cost $13,832,501)	12,837,577
Total Investments (cost $13,908,394)		$ 12,913,501
Cash		376
Receivable for fund shares sold		170,403
Distributions receivable from Fidelity Central Funds		21,198
Receivable for daily variation on futures contracts		1,785
Prepaid expenses		38,333
Receivable from investment adviser for expense reductions		8,410
Total assets		13,154,006

Liabilities
Payable for investments purchased	$ 99,700
Accrued management fee	5,844
Distribution fees payable	2,167
Other affiliated payables	2,123
Other payables and accrued expenses	15,603
Total liabilities		125,437

Net Assets		$ 13,028,569
Net Assets consist of:
Paid in capital		$ 14,034,211
Undistributed net investment income		55,285
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,005)
Net unrealized appreciation (depreciation) on investments		(983,922)
Net Assets		$ 13,028,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,185,157 ÷ 133,311 shares)	$ 8.89

Maximum offering price per share (100/94.25 of $8.89)	$ 9.43
Class T: Net Asset Value and redemption price per share ($862,513 ÷ 97,124 shares)	$ 8.88

Maximum offering price per share (100/96.50 of $8.88)	$ 9.20
Class B: Net Asset Value and offering price per share ($904,154 ÷ 101,911 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($1,004,533 ÷ 113,222 shares)A	$ 8.87

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($8,185,151 ÷ 920,320 shares)	$ 8.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($887,061 ÷ 99,733 shares)	$ 8.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period October 9, 2007 (commencement of operations) to March 31, 2008
		(Unaudited)

Investment Income
Interest		$ 3,765
Income from Fidelity Central Funds		143,315
Total income		147,080

Expenses
Management fee	$ 24,948
Transfer agent fees	7,491
Distribution fees	11,144
Accounting fees and expenses	2,204
Custodian fees and expenses	2,513
Independent trustees' compensation	14
Registration fees	40,187
Audit	19,721
Miscellaneous	2,008
Total expenses before reductions	110,230
Expense reductions	(55,136)	55,094
Net investment income (loss)		91,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(4,527)
Foreign currency transactions	(925)
Futures contracts	(71,553)
Total net realized gain (loss)		(77,005)
Change in net unrealized appreciation (depreciation) on: Investment securities	(994,893)
Futures contracts	10,971
Total change in net unrealized appreciation (depreciation)		(983,922)
Net gain (loss)		(1,060,927)
Net increase (decrease) in net assets resulting from operations		$ (968,941)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 9, 2007 (commencement of operations) to March 31, 2008
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,986
Net realized gain (loss)	(77,005)
Change in net unrealized appreciation (depreciation)	(983,922)
Net increase (decrease) in net assets resulting from operations	(968,941)
Distributions to shareholders from net investment income	(36,701)
Share transactions - net increase (decrease)	14,034,211
Total increase (decrease) in net assets	13,028,569

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $55,285)	$ 13,028,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.07)
Distributions from net investment income	(.04)
Net asset value, end of period	$ 8.89
Total Return B, C, D	(10.72)%
Ratios to Average Net Assets H
Expenses before reductions	2.47% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,185
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.09)
Distributions from net investment income	(.03)
Net asset value, end of period	$ 8.88
Total Return B, C, D	(10.89)%
Ratios to Average Net Assets H
Expenses before reductions	2.73% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 863
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.11)
Distributions from net investment income	(.02)
Net asset value, end of period	$ 8.87
Total Return B, C, D	(11.09)%
Ratios to Average Net Assets H
Expenses before reductions	3.22% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 904
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(1.17)
Total from investment operations	(1.11)
Distributions from net investment income	(.02)
Net asset value, end of period	$ 8.87
Total Return B, C, D	(11.09)%
Ratios to Average Net Assets H
Expenses before reductions	3.22% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,005
Portfolio turnover rate F	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.06)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 8.89
Total Return B, C	(10.68)%
Ratios to Average Net Assets G
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,185
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	(1.16)
Total from investment operations	(1.06)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 8.89
Total Return B, C	(10.68)%
Ratios to Average Net Assets G
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 887
Portfolio turnover rate E	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to March 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 60% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 60%, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities

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3. Significant Accounting Policies - continued

Security Valuation - continued

markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,157
Unrealized depreciation	(1,030,050)
Net unrealized appreciation (depreciation)	$ (994,893)
Cost for federal income tax purposes	$ 13,908,394

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

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3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $13,586,381 and $199,973, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,685	$ 949
Class T	.25%	.25%	1,908	1,794
Class B	.75%	.25%	3,708	3,674
Class C	.75%	.25%	3,843	3,668
			$ 11,144	$ 10,085

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,222
Class T	267
$ 1,489

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,055.16
Class T	631.17
Class B	556.15
Class C	564.15
Asset Manager 60%	4,105.19
Institutional Class	580.14
	$ 7,491

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser

Class A	1.25%	$ 8,148
Class T	1.50%	4,695
Class B	2.00%	4,510
Class C	2.00%	4,667
Asset Manager 60%	1.00%	28,194
Institutional Class	1.00%	4,918
		$ 55,132

* Effective May 1, 2008 the expense limitation will be changed to 1.10%, 1.35%, 1.85%, 1.85%, .85% and .85% for Class A, Class T, Class B, Class C, Asset Manager 60% and Institutional Class, respectively.

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 4

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the fund.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended March 31, 2008 A
From net investment income
Class A	$ 7,307
Class T	2,841
Class B	1,840
Class C	1,840
Asset Manager 60%	18,398
Institutional Class	4,475
Total	$ 36,701

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended March 31, 2008 A	Six months ended March 31, 2008 A
Class A
Shares sold	240,433	$ 2,294,035
Reinvestment of distributions	761	7,307
Shares redeemed	(107,883)	(970,384)
Net increase (decrease)	133,311	$ 1,330,958
Class T
Shares sold	100,585	$ 987,410
Reinvestment of distributions	283	2,720
Shares redeemed	(3,744)	(33,713)
Net increase (decrease)	97,124	$ 956,417
Class B
Shares sold	101,729	$ 993,235
Reinvestment of distributions	192	1,840
Shares redeemed	(10)	(88)
Net increase (decrease)	101,911	$ 994,987
Class C
Shares sold	113,030	$ 1,095,474
Reinvestment of distributions	192	1,840
Net increase (decrease)	113,222	$ 1,097,314
Asset Manager 60%
Shares sold	1,027,913	$ 9,634,668
Reinvestment of distributions	1,882	18,064
Shares redeemed	(109,475)	(986,182)
Net increase (decrease)	920,320	$ 8,666,550
Institutional Class
Shares sold	99,434	$ 985,010
Reinvestment of distributions	466	4,475
Shares redeemed	(167)	(1,500)
Net increase (decrease)	99,733	$ 987,985

A For the period October 9, 2007 (commencement of operations) to March 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 60%

On September 20, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Asset Manager 60% is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the fund's Advisory Contracts. The Board noted that the fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved each fund's Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ASANI-USAN-0508
1.849964.100

(Fidelity Investment logo)(registered trademark)

Fidelity
Asset Manager® 70%

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Actual	$ 1,000.00	$ 895.50	$ 3.74
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.05	$ 3.99

* Expenses are equal to the Fund's annualized expense ratio of .79%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the onehalf year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to ..02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	1.0	0.8
Procter & Gamble Co.	1.0	0.9
Nintendo Co. Ltd.	0.7	0.1
General Electric Co.	0.7	0.8
JPMorgan Chase & Co.	0.6	0.6
American International Group, Inc.	0.6	0.6
The Coca-Cola Co.	0.6	0.5
CVS Caremark Corp.	0.7	0.4
PepsiCo, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.6
	6.9
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 71.2%	Stock class and Equity Futures 70.7%
Bond class 29.1%	Bond class 29.3%
Short-term class* (0.3)%	Short-term class* 0.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	10.1
Fidelity Information Technology Central Fund	9.0
Fidelity International Equity Central Fund	8.8
Fidelity Energy Central Fund	7.7
Fidelity Industrials Central Fund	7.5
Fidelity Health Care Central Fund	6.9
Fidelity Consumer Discretionary Central Fund	6.0
Fidelity Consumer Staples Central Fund	5.9
Fidelity Materials Central Fund	2.5
Fidelity Utilities Central Fund	2.3
Fidelity Telecom Services Central Fund	1.8
Total Equity Central Funds	68.5
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	22.8
High Yield Fixed-Income Funds	4.1
Total Fixed-Income Central Funds	26.9
Money Market Central Funds	4.3
Other Short-Term Investments and Net Other Assets	0.3
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 22.9% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 68.5%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	1,615,010	$ 163,617
Fidelity Consumer Staples Central Fund (c)	1,274,458	161,652
Fidelity Energy Central Fund (c)	1,451,059	209,069
Fidelity Financials Central Fund (c)	3,294,772	274,784
Fidelity Health Care Central Fund (c)	1,841,301	188,549
Fidelity Industrials Central Fund (c)	1,669,175	206,177
Fidelity Information Technology Central Fund (c)	2,104,954	244,932
Fidelity International Equity Central Fund (c)	2,832,800	241,581
Fidelity Materials Central Fund (c)	481,375	67,932
Fidelity Telecom Services Central Fund (c)	447,906	48,437
Fidelity Utilities Central Fund (c)	556,155	64,019
TOTAL EQUITY CENTRAL FUNDS (Cost $1,825,748)		1,870,749
Fixed-Income Central Funds - 26.9%

High Yield Fixed-Income Funds - 4.1%
Fidelity Floating Rate Central Fund (c)	748,670	66,534
Fidelity High Income Central Fund 1 (c)	486,534	45,145
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,679
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Tactical Income Central Fund (c)	6,566,154	622,602
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $762,186)		734,281
Money Market Central Funds - 4.3%

Fidelity Cash Central Fund, 2.69% (a)	110,869,066	110,869
Fidelity Money Market Central Fund, 3.45% (a)	8,056,119	8,056
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $118,925)		118,925
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.4% to 1.59% 6/5/08 (b) (Cost $7,977)	$ 8,000	$ 7,982
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,714,836)		2,731,937
NET OTHER ASSETS - 0.0%		(1,045)
NET ASSETS - 100%		$ 2,730,892
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
159 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 8,908	$ 446
78 FTSE 100 Index Contracts (United Kingdom)	June 2008	8,835	(20)
1,472 S&P 500 E-Mini Index Contracts	June 2008	97,446	2,299
75 TOPIX 150 Index Contracts (Japan)	June 2008	9,145	133
TOTAL EQUITY INDEX CONTRACTS		$ 124,334	$ 2,858

The face value of futures purchased as a percentage of net assets - 4.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,982,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,945
Fidelity Consumer Discretionary Central Fund	1,357
Fidelity Consumer Staples Central Fund	1,517
Fidelity Energy Central Fund	798
Fidelity Financials Central Fund	4,448
Fidelity Floating Rate Central Fund	2,957
Fidelity Health Care Central Fund	1,050
Fidelity High Income Central Fund 1	2,004
Fidelity Industrials Central Fund	1,569
Fidelity Information Technology Central Fund	968
Fidelity International Equity Central Fund	1,416
Fidelity Materials Central Fund	737
Fidelity Money Market Central Fund	193
Fidelity Securities Lending Cash Central Fund	9
Fidelity Tactical Income Central Fund	17,621
Fidelity Telecom Services Central Fund	573
Fidelity Utilities Central Fund	734
Total	$ 41,896
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 196,579	$ -	$ -	$ 163,617	27.1%
Fidelity Consumer Staples Central Fund	160,773	-	-	161,652	27.1%
Fidelity Energy Central Fund	203,830	-	-	209,069	27.1%
Fidelity Financials Central Fund	365,226	-	-	274,784	27.1%
Fidelity Floating Rate Central Fund	87,902	-	14,388	66,534	2.8%
Fidelity Health Care Central Fund	220,312	-	-	188,549	27.1%
Fidelity High Income Central Fund 1	54,188	-	6,201	45,145	17.4%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Industrials Central Fund	$ 225,622	$ -	$ -	$ 206,177	27.1%
Fidelity Information Technology Central Fund	315,933	-	-	244,932	27.1%
Fidelity International Equity Central Fund	-	282,232	-	241,581	31.7%
Fidelity Materials Central Fund	70,728	-	-	67,932	27.1%
Fidelity Tactical Income Central Fund	682,133	17,621	62,906	622,602	12.7%
Fidelity Telecom Services Central Fund	68,234	-	-	48,437	27.1%
Fidelity Utilities Central Fund	68,507	-	-	64,019	27.1%
Total	$ 2,719,967	$ 299,853	$ 83,495	$ 2,605,030
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	14.0%
AAA,AA,A	6.5%
BBB	4.4%
BB	2.6%
B	1.2%
CCC,CC,C	0.1%
Not Rated	0.2%
Equities	71.1%
Short-Term Investments and Net Other Assets	(0.1)%
100.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	77.1%
United Kingdom	3.4%
Japan	2.2%
Bermuda	2.1%
Switzerland	1.7%
Germany	1.7%
France	1.5%
Cayman Islands	1.2%
Canada	1.1%
Others (individually less than 1%)	8.0%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $108,204,000 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,977)	$ 7,982
Fidelity Central Funds (cost $2,706,859)	2,723,955
Total Investments (cost $2,714,836)		$ 2,731,937
Receivable for fund shares sold		2,293
Dividends receivable		16
Distributions receivable from Fidelity Central Funds		3,680
Receivable for daily variation on futures contracts		67
Prepaid expenses		8
Other receivables		111
Total assets		2,738,112

Liabilities
Payable for investments purchased	$ 2,665
Payable for fund shares redeemed	2,520
Accrued management fee	1,265
Transfer agent fee payable	443
Other affiliated payables	90
Other payables and accrued expenses	237
Total liabilities		7,220

Net Assets		$ 2,730,892
Net Assets consist of:
Paid in capital		$ 2,919,829
Undistributed net investment income		13,394
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(222,270)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,939
Net Assets, for 175,834 shares outstanding		$ 2,730,892
Net Asset Value, offering price and redemption price per share ($2,730,892 ÷ 175,834 shares)		$ 15.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 43
Interest		274
Income from Fidelity Central Funds		41,896
Total income		42,213

Expenses
Management fee	$ 8,278
Transfer agent fees	2,767
Accounting fees and expenses	560
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	20
Audit	39
Legal	21
Miscellaneous	12
Total expenses before reductions	11,726
Expense reductions	(167)	11,559
Net investment income (loss)		30,654
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $98)	15
Fidelity Central Funds	(619)
Foreign currency transactions	(461)
Futures contracts	(10,143)
Total net realized gain (loss)		(11,208)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $49)	(334,471)
Assets and liabilities in foreign currencies	(20)
Futures contracts	(7,901)
Total change in net unrealized appreciation (depreciation)		(342,392)
Net gain (loss)		(353,600)
Net increase (decrease) in net assets resulting from operations		$ (322,946)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,654	$ 72,467
Net realized gain (loss)	(11,208)	97,198
Change in net unrealized appreciation (depreciation)	(342,392)	279,532
Net increase (decrease) in net assets resulting from operations	(322,946)	449,197
Distributions to shareholders from net investment income	(72,024)	(74,719)
Distributions to shareholders from net realized gain	(3,513)	-
Total distributions	(75,537)	(74,719)
Share transactions Proceeds from sales of shares	116,224	246,833
Reinvestment of distributions	74,273	73,511
Cost of shares redeemed	(323,215)	(569,823)
Net increase (decrease) in net assets resulting from share transactions	(132,718)	(249,479)
Total increase (decrease) in net assets	(531,201)	124,999

Net Assets
Beginning of period	3,262,093	3,137,094
End of period (including undistributed net investment income of $13,394 and undistributed net investment income of $56,361, respectively)	$ 2,730,892	$ 3,262,093
Other Information Shares
Sold	6,957	14,701
Issued in reinvestment of distributions	4,364	4,502
Redeemed	(18,965)	(33,998)
Net increase (decrease)	(7,644)	(14,795)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 15.82	$ 14.94	$ 14.10	$ 13.47	$ 11.30
Income from Investment Operations
Net investment income (loss) D	.17	.38	.34	.31 F	.25	.32
Net realized and unrealized gain (loss)	(1.99)	1.97	.84	.85	.69	2.21
Total from investment operations	(1.82)	2.35	1.18	1.16	.94	2.53
Distributions from net investment income	(.41)	(.39)	(.29)	(.32)	(.31)	(.36)
Distributions from net realized gain	(.02)	-	(.01)	-	-	-
Total distributions	(.43)	(.39)	(.30)	(.32)	(.31)	(.36)
Net asset value, end of period	$ 15.53	$ 17.78	$ 15.82	$ 14.94	$ 14.10	$ 13.47
Total Return B, C	(10.45) %	15.07%	7.98%	8.28%	6.99%	22.74%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	.80%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.78% A	.78%	.79%	.80%	.82%	.83%
Net investment income (loss)	2.06% A	2.26%	2.20%	2.11% F	1.77%	2.53%
Supplemental Data
Net assets, end of period (in millions)	$ 2,731	$ 3,262	$ 3,137	$ 3,284	$ 3,588	$ 3,521
Portfolio turnover rate E	17% A	14%	82% H	37% H	67%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 70% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01% to ..02%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses - continued

made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 105,881
Unrealized depreciation	(185,638)
Net unrealized appreciation (depreciation)	$ (79,757)
Cost for federal income tax purposes	$ 2,811,694

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $307,463 and $233,875, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $51.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $283, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate

Semiannual Report

10. Other - continued

of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Proposed Reorganization

On May 15, 2008, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Asset Manager 70% Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Asset Manager 70% Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of Fidelity Advisor Asset Manager 70%, on the day the reorganization is effective.

The reorganization, which does not require shareholder approval, is expected to become effective on or about September 26, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

New share classes will be created for the purpose of the reorganization with Fidelity Advisor Asset Manager 70% Fund and the Fund's existing class will be renamed the "Fidelity Asset Manager 70%" share class. The new share classes will not commence operations until approximately the date of the reorganization.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMG-USAN-0508
1.792154.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Asset ManagerSM 70% -
Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended September 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 897.10	$ 5.60
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 5.96
Class T
Actual	$ 1,000.00	$ 896.80	$ 6.83
Hypothetical A	$ 1,000.00	$ 1,017.80	$ 7.26
Class B
Actual	$ 1,000.00	$ 894.30	$ 9.33
Hypothetical A	$ 1,000.00	$ 1,015.15	$ 9.92
Class C
Actual	$ 1,000.00	$ 894.00	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,015.45	$ 9.62
Institutional Class
Actual	$ 1,000.00	$ 898.70	$ 4.46
Hypothetical A	$ 1,000.00	$ 1,020.30	$ 4.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.18%
Class T	1.44%
Class B	1.97%
Class C	1.91%
Institutional Class	.94%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.9	0.8
Procter & Gamble Co.	0.9	0.8
Nintendo Co. Ltd.	0.7	0.1
General Electric Co.	0.7	0.8
JPMorgan Chase & Co.	0.6	0.6
American International Group, Inc.	0.6	0.6
The Coca-Cola Co.	0.6	0.5
CVS Caremark Corp.	0.6	0.3
PepsiCo, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.6
	6.6
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 70.8%	Stock class and Equity Futures 70.0%
Bond class 28.8%	Bond class 27.8%
Short-term class 0.4%	Short-term class 2.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	9.6
Fidelity International Equity Central Fund	9.1
Fidelity Information Technology Central Fund	8.6
Fidelity Energy Central Fund	7.3
Fidelity Industrials Central Fund	7.2
Fidelity Health Care Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	5.7
Fidelity Consumer Staples Central Fund	5.6
Fidelity Materials Central Fund	2.4
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.7
Total Equity Central Funds	66.0
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	22.8
High Yield Fixed-Income Funds	4.1
Total Fixed-Income Central Funds	26.9
Money Market Central Funds	7.6
Other Short-Term Investments and Net Other Assets	(0.5)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 22.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	149,441	$ 15,139,887
Fidelity Consumer Staples Central Fund (c)	117,925	14,957,587
Fidelity Energy Central Fund (c)	134,327	19,353,790
Fidelity Financials Central Fund (c)	304,536	25,398,286
Fidelity Health Care Central Fund (c)	170,506	17,459,787
Fidelity Industrials Central Fund (c)	154,457	19,078,493
Fidelity Information Technology Central Fund (c)	194,793	22,666,166
Fidelity International Equity Central Fund (c)	281,300	23,989,264
Fidelity Materials Central Fund (c)	44,554	6,287,523
Fidelity Telecom Services Central Fund (c)	41,445	4,481,835
Fidelity Utilities Central Fund (c)	51,414	5,918,278
TOTAL EQUITY CENTRAL FUNDS (Cost $170,457,600)		174,730,896
Fixed-Income Central Funds - 26.9%

High Yield Fixed-Income Funds - 4.1%
Fidelity Floating Rate Central Fund (c)	65,839	5,851,112
Fidelity High Income Central Fund 1 (c)	53,887	5,000,129
TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,851,241
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Tactical Income Central Fund (c)	635,931	60,298,930
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,640,538)		71,150,171
Money Market Central Funds - 7.6%

Fidelity Cash Central Fund, 2.69% (a) (Cost $20,135,950)	20,135,950	20,135,950
U.S. Treasury Obligations - 0.6%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.59% 6/5/08 (b) (Cost $1,495,652)	$ 1,500,000	$ 1,496,547
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $265,729,740)		267,513,564
NET OTHER ASSETS - (1.1)%		(2,943,036)
NET ASSETS - 100%		$ 264,570,528
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 840,368	$ 42,104
7 FTSE 100 Index Contracts (United Kingdom)	June 2008	792,896	(1,827)
250 S&P 500 E-Mini Index Contracts	June 2008	16,550,000	336,659
7 TOPIX 150 Index Contracts (Japan)	June 2008	853,539	12,399
TOTAL EQUITY INDEX CONTRACTS		$ 19,036,803	$ 389,335
The face value of futures purchased as a percentage of net assets - 7.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,496,547.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 707,694
Fidelity Consumer Discretionary Central Fund	121,476
Fidelity Consumer Staples Central Fund	136,320
Fidelity Energy Central Fund	71,266
Fidelity Financials Central Fund	396,383
Fidelity Floating Rate Central Fund	236,983
Fidelity Health Care Central Fund	94,187
Fidelity High Income Central Fund 1	197,619
Fidelity Industrials Central Fund	140,667
Fidelity Information Technology Central Fund	87,372
Fidelity International Equity Central Fund	140,650
Fidelity Materials Central Fund	65,769
Fidelity Securities Lending Cash Central Fund	589
Fidelity Tactical Income Central Fund	1,579,661
Fidelity Telecom Services Central Fund	50,915
Fidelity Utilities Central Fund	65,414
Total	$ 4,092,965
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 17,245,921	$ 816,093	$ -	$ 15,139,887	2.5%
Fidelity Consumer Staples Central Fund	14,109,731	761,300	-	14,957,587	2.5%
Fidelity Energy Central Fund	17,891,901	981,100	-	19,353,790	2.5%
Fidelity Financials Central Fund	31,973,442	1,456,910	-	25,398,286	2.5%
Fidelity Floating Rate Central Fund	6,353,793	71,966	-	5,851,112	0.2%
Fidelity Health Care Central Fund	19,335,767	1,018,734	-	17,459,787	2.5%
Fidelity High Income Central Fund 1	4,712,980	572,219	-	5,000,129	1.9%
Fidelity Industrials Central Fund	19,791,552	989,495	-	19,078,493	2.5%
Fidelity Information Technology Central Fund	27,717,788	1,249,190	-	22,666,166	2.5%
Fidelity International Equity Central Fund	-	27,886,922	-	23,989,264	3.1%
Fidelity Materials Central Fund	6,205,653	322,921	-	6,287,523	2.5%
Fidelity Tactical Income Central Fund	60,006,631	1,579,661	-	60,298,930	1.2%
Fidelity Telecom Services Central Fund	5,988,143	253,206	-	4,481,835	2.5%
Fidelity Utilities Central Fund	6,014,031	315,393	-	5,918,278	2.5%
Total	$ 237,347,333	$ 38,275,110	$ -	$ 245,881,067
Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	14.0%
AAA,AA,A	6.5%
BBB	4.4%
BB	2.6%
B	1.3%
CCC,CC,C	0.2%
Not Rated	0.1%
Equities	71.5%
Short-Term Investments and Net Other Assets	(0.6)%
100.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	77.2%
United Kingdom	3.3%
Japan	2.2%
Bermuda	2.1%
Switzerland	1.7%
Germany	1.7%
France	1.6%
Cayman Islands	1.3%
Canada	1.1%
Others (individually less than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,495,652)	$ 1,496,547
Fidelity Central Funds (cost $264,234,088)	266,017,017
Total Investments (cost $265,729,740)		$ 267,513,564
Foreign currency held at value (cost $27)		27
Receivable for fund shares sold		605,198
Dividends receivable		93
Distributions receivable from Fidelity Central Funds		379,165
Receivable for daily variation on futures contracts		35,100
Prepaid expenses		684
Other receivables		1,127
Total assets		268,534,958

Liabilities
Payable for investments purchased	$ 252,318
Payable for fund shares redeemed	3,361,016
Accrued management fee	123,815
Distribution fees payable	114,078
Other affiliated payables	70,582
Other payables and accrued expenses	42,621
Total liabilities		3,964,430

Net Assets		$ 264,570,528
Net Assets consist of:
Paid in capital		$ 277,272,249
Undistributed net investment income		821,525
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,694,435)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,171,189
Net Assets		$ 264,570,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,953,171 ÷ 10,255,645 shares)	$ 11.01

Maximum offering price per share (100/94.25 of $11.01)	$ 11.68
Class T: Net Asset Value and redemption price per share ($65,220,024 ÷ 5,951,743 shares)	$ 10.96

Maximum offering price per share (100/96.50 of $10.96)	$ 11.36
Class B: Net Asset Value and offering price per share ($30,353,069 ÷ 2,788,089 shares)A	$ 10.89

Class C: Net Asset Value and offering price per share ($44,960,473 ÷ 4,134,636 shares)A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,083,791 ÷ 1,003,339 shares)	$ 11.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 4,554
Interest		29,533
Income from Fidelity Central Funds		4,092,965
Total income		4,127,052

Expenses
Management fee	$ 788,271
Transfer agent fees	366,863
Distribution fees	742,297
Accounting and security lending fees	69,783
Custodian fees and expenses	16,588
Independent trustees' compensation	582
Registration fees	54,188
Audit	25,049
Legal	963
Miscellaneous	916
Total expenses before reductions	2,065,500
Expense reductions	(13,627)	2,051,873
Net investment income (loss)		2,075,179
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $8,648)	233,314
Foreign currency transactions	(38,659)
Futures contracts	(2,239,677)
Total net realized gain (loss)		(2,045,022)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,378)	(30,439,728)
Assets and liabilities in foreign currencies	(1,910)
Futures contracts	(746,420)
Total change in net unrealized appreciation (depreciation)		(31,188,058)
Net gain (loss)		(33,233,080)
Net increase (decrease) in net assets resulting from operations		$ (31,157,901)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,075,179	$ 4,445,631
Net realized gain (loss)	(2,045,022)	4,267,233
Change in net unrealized appreciation (depreciation)	(31,188,058)	25,556,999
Net increase (decrease) in net assets resulting from operations	(31,157,901)	34,269,863
Distributions to shareholders from net investment income	(2,838,777)	(4,327,004)
Distributions to shareholders from net realized gain	(15,872,191)	(8,126,935)
Total distributions	(18,710,968)	(12,453,939)
Share transactions - net increase (decrease)	21,019,103	39,052,304
Total increase (decrease) in net assets	(28,849,766)	60,868,228

Net Assets
Beginning of period	293,420,294	232,552,066
End of period (including undistributed net investment income of $821,525 and undistributed net investment income of $1,585,123, respectively)	$ 264,570,528	$ 293,420,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Income from Investment Operations
Net investment income (loss) E	.10	.25	.17	.10	.08	.12	.15
Net realized and unrealized gain (loss)	(1.38)	1.43	.54	1.36	1.17	1.16	(1.05)
Total from investment operations	(1.28)	1.68	.71	1.46	1.25	1.28	(.90)
Distributions from net investment income	(.14)	(.25)	(.13)	(.08)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.83)	(.66)	(1.09)	(.08)	(.08)	(.12)	(.16)
Net asset value, end of period	$ 11.01	$ 13.12	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77
Total Return B, C, D	(10.29)%	14.30%	6.04%	13.22%	12.66%	14.79%	(9.28)%
Ratios to Average Net Assets H
Expenses before reductions	1.18% A	1.18%	1.24% A	1.26%	1.28%	1.27%	1.29%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.24% A	1.26%	1.28%	1.27%	1.29%
Expenses net of all reductions	1.16% A	1.17%	1.22% A	1.23%	1.25%	1.23%	1.25%
Net investment income (loss)	1.75% A	1.98%	1.72% A	.85%	.75%	1.33%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,953	$ 122,510	$ 76,226	$ 52,137	$ 36,512	$ 36,234	$ 29,894
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Income from Investment Operations
Net investment income (loss) E	.09	.21	.14	.07	.05	.09	.13
Net realized and unrealized gain (loss)	(1.36)	1.41	.55	1.35	1.17	1.15	(1.05)
Total from investment operations	(1.27)	1.62	.69	1.42	1.22	1.24	(.92)
Distributions from net investment income	(.13)	(.21)	(.10)	(.05)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.82)	(.62)	(1.06)	(.05)	(.07)	(.09)	(.12)
Net asset value, end of period	$ 10.96	$ 13.05	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75
Total Return B, C, D	(10.32)%	13.87%	5.90%	12.83%	12.39%	14.33%	(9.50)%
Ratios to Average Net Assets H
Expenses before reductions	1.44% A	1.45%	1.50% A	1.52%	1.57%	1.59%	1.56%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.50% A	1.52%	1.57%	1.59%	1.56%
Expenses net of all reductions	1.43% A	1.44%	1.48% A	1.50%	1.55%	1.56%	1.53%
Net investment income (loss)	1.48% A	1.70%	1.45% A	.58%	.46%	1.00%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,220	$ 71,580	$ 72,582	$ 62,862	$ 57,816	$ 54,298	$ 45,804
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Income from Investment Operations
Net investment income (loss) E	.06	.14	.09	.01	(.01)	.04	.08
Net realized and unrealized gain (loss)	(1.36)	1.41	.55	1.34	1.17	1.15	(1.05)
Total from investment operations	(1.30)	1.55	.64	1.35	1.16	1.19	(.97)
Distributions from net investment income	(.09)	(.16)	(.05)	-	(.02)	(.05)	(.08)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.78)	(.57)	(1.01)	-	(.02)	(.05)	(.08)
Net asset value, end of period	$ 10.89	$ 12.97	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73
Total Return B, C, D	(10.57)%	13.26%	5.45%	12.26%	11.77%	13.72%	(10.00)%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.99%	2.05% A	2.08%	2.14%	2.12%	2.10%
Expenses net of fee waivers, if any	1.97% A	1.99%	2.00% A	2.04%	2.14%	2.12%	2.10%
Expenses net of all reductions	1.97% A	1.99%	1.99% A	2.01%	2.11%	2.08%	2.06%
Net investment income (loss)	.94% A	1.16%	.95% A	.07%	(.11)%	.48%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,353	$ 37,752	$ 38,555	$ 40,236	$ 32,642	$ 25,463	$ 19,261
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.06	.15	.09	.01	(.01)	.05	.08
Net realized and unrealized gain (loss)	(1.36)	1.41	.54	1.35	1.17	1.15	(1.05)
Total from investment operations	(1.30)	1.56	.63	1.36	1.16	1.20	(.97)
Distributions from net investment income	(.10)	(.16)	(.06)	(.01)	(.02)	(.05)	(.08)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.79)	(.57)	(1.02)	(.01)	(.02)	(.05)	(.08)
Net asset value, end of period	$ 10.87	$ 12.96	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72
Total Return B, C, D	(10.60)%	13.43%	5.37%	12.31%	11.77%	13.85%	(10.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A	1.92%	1.98% A	2.02%	2.08%	2.08%	2.07%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.98% A	2.02%	2.08%	2.08%	2.07%
Expenses net of all reductions	1.90% A	1.92%	1.97% A	1.99%	2.05%	2.05%	2.03%
Net investment income (loss)	1.01% A	1.23%	.97% A	.09%	(.05)%	.52%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,960	$ 51,554	$ 41,117	$ 31,397	$ 20,023	$ 13,150	$ 9,574
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 F	2005 H	2004 H	2003 H	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Income from Investment Operations
Net investment income (loss) D	.12	.28	.19	.14	.11	.15	.16
Net realized and unrealized gain (loss)	(1.38)	1.42	.56	1.36	1.19	1.15	(1.04)
Total from investment operations	(1.26)	1.70	.75	1.50	1.30	1.30	(.88)
Distributions from net investment income	(.16)	(.27)	(.16)	(.13)	(.11)	(.13)	(.19)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.85)	(.68)	(1.12)	(.13)	(.11)	(.13)	(.19)
Net asset value, end of period	$ 11.05	$ 13.16	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78
Total Return B, C	(10.13)%	14.46%	6.37%	13.56%	13.17%	15.03%	(9.07)%
Ratios to Average Net Assets G
Expenses before reductions	.94% A	.96%	.97% A	.93%	.92%	1.13%	1.11%
Expenses net of fee waivers, if any	.94% A	.96%	.97% A	.93%	.92%	1.13%	1.11%
Expenses net of all reductions	.93% A	.95%	.96% A	.91%	.89%	1.09%	1.07%
Net investment income (loss)	1.98% A	2.19%	1.98% A	1.17%	1.11%	1.47%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,084	$ 10,024	$ 4,072	$ 1,768	$ 787	$ 707	$ 5,359
Portfolio turnover rate E	11% A	12%	105% A, I	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. FFor the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. H For the year ended November 30. I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Asset Manager 70% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments	Less than .01% to .02%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their

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3. Significant Accounting Policies - continued

Security Valuation - continued

closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,669,874
Unrealized depreciation	(17,557,408)
Net unrealized appreciation (depreciation)	$ (8,887,534)
Cost for federal income tax purposes	$ 276,401,098

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

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Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $38,951,420 and $13,241,182, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 149,602	$ 26,950
Class T	.25%	.25%	172,066	306
Class B	.75%	.25%	172,565	129,423
Class C	.75%	.25%	248,064	43,741
			$ 742,297	$ 200,420

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,683
Class T	13,292
Class B*	31,613
Class C*	4,710
$ 84,298

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 151,324.25
Class T	91,120.26
Class B	52,240.30
Class C	57,909.23
Institutional Class	14,270.27
	$ 366,863

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

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7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $362 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $589.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,936 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,231
Institutional Class	460
$ 3,691

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $15,668, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class A	$ 1,359,577	$ 1,873,468
Class T	693,146	1,281,836
Class B	256,229	489,166
Class C	394,498	591,916
Institutional Class	135,327	90,618
Total	$ 2,838,777	$ 4,327,004

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11. Distributions to Shareholders - continued

	Six months ended March 31, 2008	Year ended September 30, 2007
From net realized gain
Class A	$ 6,585,970	$ 2,721,973
Class T	3,833,169	2,507,451
Class B	1,969,160	1,287,410
Class C	2,852,871	1,480,024
Institutional Class	631,021	130,077
Total	$ 15,872,191	$ 8,126,935

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended March 31, 2008	Year ended September 30, 2007
Class A
Shares sold	1,752,592	4,916,013
Reinvestment of distributions	623,131	350,523
Shares redeemed	(1,459,177)	(2,225,378)
Net increase (decrease)	916,546	3,041,158
Class T
Shares sold	631,546	1,257,577
Reinvestment of distributions	365,770	304,675
Shares redeemed	(529,132)	(2,103,513)
Net increase (decrease)	468,184	(541,261)
Class B
Shares sold	250,800	591,393
Reinvestment of distributions	168,537	132,544
Shares redeemed	(541,739)	(1,030,307)
Net increase (decrease)	(122,402)	(306,370)
Class C
Shares sold	485,746	1,051,849
Reinvestment of distributions	242,645	154,127
Shares redeemed	(571,353)	(662,041)
Net increase (decrease)	157,038	543,935
Institutional Class
Shares sold	329,202	549,314
Reinvestment of distributions	60,344	15,792
Shares redeemed	(148,007)	(138,857)
Net increase (decrease)	241,539	426,249

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007
Class A
Shares sold	$ 20,976,634	$ 61,499,552
Reinvestment of distributions	7,563,940	4,311,917
Shares redeemed	(17,174,030)	(27,985,899)
Net increase (decrease)	$ 11,366,544	$ 37,825,570
Class T
Shares sold	$ 7,576,791	$ 15,671,010
Reinvestment of distributions	4,417,441	3,720,662
Shares redeemed	(6,297,449)	(26,430,266)
Net increase (decrease)	$ 5,696,783	$ (7,038,594)
Class B
Shares sold	$ 2,988,434	$ 7,305,242
Reinvestment of distributions	2,021,728	1,607,140
Shares redeemed	(6,318,880)	(12,777,362)
Net increase (decrease)	$ (1,308,718)	$ (3,864,980)
Class C
Shares sold	$ 5,882,684	$ 13,086,406
Reinvestment of distributions	2,906,442	1,870,578
Shares redeemed	(6,541,042)	(8,207,622)
Net increase (decrease)	$ 2,248,084	$ 6,749,362
Institutional Class
Shares sold	$ 4,016,768	$ 6,935,534
Reinvestment of distributions	733,886	194,543
Shares redeemed	(1,734,244)	(1,749,131)
Net increase (decrease)	$ 3,016,410	$ 5,380,946

13. Proposed Reorganization.

On May 15, 2008, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Asset Manager 70% Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class (Advisor Classes) of Fidelity Asset Manager 70% Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund on the day the reorganization is effective. The Advisor Classes of Fidelity Asset Manager 70% are being created for purposes of the reorganization and will not commence operations until the day of the reorganization.

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13. Proposed Reorganization - continued

The reorganization, which does not require shareholder approval, is expected to become effective on or about September 26, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAL-USAN-0508
1.786775.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Asset ManagerSM 70% -
Institutional Class

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended September 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 897.10	$ 5.60
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 5.96
Class T
Actual	$ 1,000.00	$ 896.80	$ 6.83
Hypothetical A	$ 1,000.00	$ 1,017.80	$ 7.26
Class B
Actual	$ 1,000.00	$ 894.30	$ 9.33
Hypothetical A	$ 1,000.00	$ 1,015.15	$ 9.92
Class C
Actual	$ 1,000.00	$ 894.00	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,015.45	$ 9.62
Institutional Class
Actual	$ 1,000.00	$ 898.70	$ 4.46
Hypothetical A	$ 1,000.00	$ 1,020.30	$ 4.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.18%
Class T	1.44%
Class B	1.97%
Class C	1.91%
Institutional Class	.94%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	0.9	0.8
Procter & Gamble Co.	0.9	0.8
Nintendo Co. Ltd.	0.7	0.1
General Electric Co.	0.7	0.8
JPMorgan Chase & Co.	0.6	0.6
American International Group, Inc.	0.6	0.6
The Coca-Cola Co.	0.6	0.5
CVS Caremark Corp.	0.6	0.3
PepsiCo, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.6
	6.6
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 70.8%	Stock class and Equity Futures 70.0%
Bond class 28.8%	Bond class 27.8%
Short-term class 0.4%	Short-term class 2.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity Financials Central Fund	9.6
Fidelity International Equity Central Fund	9.1
Fidelity Information Technology Central Fund	8.6
Fidelity Energy Central Fund	7.3
Fidelity Industrials Central Fund	7.2
Fidelity Health Care Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	5.7
Fidelity Consumer Staples Central Fund	5.6
Fidelity Materials Central Fund	2.4
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.7
Total Equity Central Funds	66.0
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	22.8
High Yield Fixed-Income Funds	4.1
Total Fixed-Income Central Funds	26.9
Money Market Central Funds	7.6
Other Short-Term Investments and Net Other Assets	(0.5)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 22.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	149,441	$ 15,139,887
Fidelity Consumer Staples Central Fund (c)	117,925	14,957,587
Fidelity Energy Central Fund (c)	134,327	19,353,790
Fidelity Financials Central Fund (c)	304,536	25,398,286
Fidelity Health Care Central Fund (c)	170,506	17,459,787
Fidelity Industrials Central Fund (c)	154,457	19,078,493
Fidelity Information Technology Central Fund (c)	194,793	22,666,166
Fidelity International Equity Central Fund (c)	281,300	23,989,264
Fidelity Materials Central Fund (c)	44,554	6,287,523
Fidelity Telecom Services Central Fund (c)	41,445	4,481,835
Fidelity Utilities Central Fund (c)	51,414	5,918,278
TOTAL EQUITY CENTRAL FUNDS (Cost $170,457,600)		174,730,896
Fixed-Income Central Funds - 26.9%

High Yield Fixed-Income Funds - 4.1%
Fidelity Floating Rate Central Fund (c)	65,839	5,851,112
Fidelity High Income Central Fund 1 (c)	53,887	5,000,129
TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,851,241
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Tactical Income Central Fund (c)	635,931	60,298,930
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,640,538)		71,150,171
Money Market Central Funds - 7.6%

Fidelity Cash Central Fund, 2.69% (a) (Cost $20,135,950)	20,135,950	20,135,950
U.S. Treasury Obligations - 0.6%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.59% 6/5/08 (b) (Cost $1,495,652)	$ 1,500,000	$ 1,496,547
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $265,729,740)		267,513,564
NET OTHER ASSETS - (1.1)%		(2,943,036)
NET ASSETS - 100%		$ 264,570,528
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 840,368	$ 42,104
7 FTSE 100 Index Contracts (United Kingdom)	June 2008	792,896	(1,827)
250 S&P 500 E-Mini Index Contracts	June 2008	16,550,000	336,659
7 TOPIX 150 Index Contracts (Japan)	June 2008	853,539	12,399
TOTAL EQUITY INDEX CONTRACTS		$ 19,036,803	$ 389,335
The face value of futures purchased as a percentage of net assets - 7.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,496,547.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 707,694
Fidelity Consumer Discretionary Central Fund	121,476
Fidelity Consumer Staples Central Fund	136,320
Fidelity Energy Central Fund	71,266
Fidelity Financials Central Fund	396,383
Fidelity Floating Rate Central Fund	236,983
Fidelity Health Care Central Fund	94,187
Fidelity High Income Central Fund 1	197,619
Fidelity Industrials Central Fund	140,667
Fidelity Information Technology Central Fund	87,372
Fidelity International Equity Central Fund	140,650
Fidelity Materials Central Fund	65,769
Fidelity Securities Lending Cash Central Fund	589
Fidelity Tactical Income Central Fund	1,579,661
Fidelity Telecom Services Central Fund	50,915
Fidelity Utilities Central Fund	65,414
Total	$ 4,092,965
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 17,245,921	$ 816,093	$ -	$ 15,139,887	2.5%
Fidelity Consumer Staples Central Fund	14,109,731	761,300	-	14,957,587	2.5%
Fidelity Energy Central Fund	17,891,901	981,100	-	19,353,790	2.5%
Fidelity Financials Central Fund	31,973,442	1,456,910	-	25,398,286	2.5%
Fidelity Floating Rate Central Fund	6,353,793	71,966	-	5,851,112	0.2%
Fidelity Health Care Central Fund	19,335,767	1,018,734	-	17,459,787	2.5%
Fidelity High Income Central Fund 1	4,712,980	572,219	-	5,000,129	1.9%
Fidelity Industrials Central Fund	19,791,552	989,495	-	19,078,493	2.5%
Fidelity Information Technology Central Fund	27,717,788	1,249,190	-	22,666,166	2.5%
Fidelity International Equity Central Fund	-	27,886,922	-	23,989,264	3.1%
Fidelity Materials Central Fund	6,205,653	322,921	-	6,287,523	2.5%
Fidelity Tactical Income Central Fund	60,006,631	1,579,661	-	60,298,930	1.2%
Fidelity Telecom Services Central Fund	5,988,143	253,206	-	4,481,835	2.5%
Fidelity Utilities Central Fund	6,014,031	315,393	-	5,918,278	2.5%
Total	$ 237,347,333	$ 38,275,110	$ -	$ 245,881,067
Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	14.0%
AAA,AA,A	6.5%
BBB	4.4%
BB	2.6%
B	1.3%
CCC,CC,C	0.2%
Not Rated	0.1%
Equities	71.5%
Short-Term Investments and Net Other Assets	(0.6)%
100.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	77.2%
United Kingdom	3.3%
Japan	2.2%
Bermuda	2.1%
Switzerland	1.7%
Germany	1.7%
France	1.6%
Cayman Islands	1.3%
Canada	1.1%
Others (individually less than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,495,652)	$ 1,496,547
Fidelity Central Funds (cost $264,234,088)	266,017,017
Total Investments (cost $265,729,740)		$ 267,513,564
Foreign currency held at value (cost $27)		27
Receivable for fund shares sold		605,198
Dividends receivable		93
Distributions receivable from Fidelity Central Funds		379,165
Receivable for daily variation on futures contracts		35,100
Prepaid expenses		684
Other receivables		1,127
Total assets		268,534,958

Liabilities
Payable for investments purchased	$ 252,318
Payable for fund shares redeemed	3,361,016
Accrued management fee	123,815
Distribution fees payable	114,078
Other affiliated payables	70,582
Other payables and accrued expenses	42,621
Total liabilities		3,964,430

Net Assets		$ 264,570,528
Net Assets consist of:
Paid in capital		$ 277,272,249
Undistributed net investment income		821,525
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,694,435)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,171,189
Net Assets		$ 264,570,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,953,171 ÷ 10,255,645 shares)	$ 11.01

Maximum offering price per share (100/94.25 of $11.01)	$ 11.68
Class T: Net Asset Value and redemption price per share ($65,220,024 ÷ 5,951,743 shares)	$ 10.96

Maximum offering price per share (100/96.50 of $10.96)	$ 11.36
Class B: Net Asset Value and offering price per share ($30,353,069 ÷ 2,788,089 shares)A	$ 10.89

Class C: Net Asset Value and offering price per share ($44,960,473 ÷ 4,134,636 shares)A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,083,791 ÷ 1,003,339 shares)	$ 11.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 4,554
Interest		29,533
Income from Fidelity Central Funds		4,092,965
Total income		4,127,052

Expenses
Management fee	$ 788,271
Transfer agent fees	366,863
Distribution fees	742,297
Accounting and security lending fees	69,783
Custodian fees and expenses	16,588
Independent trustees' compensation	582
Registration fees	54,188
Audit	25,049
Legal	963
Miscellaneous	916
Total expenses before reductions	2,065,500
Expense reductions	(13,627)	2,051,873
Net investment income (loss)		2,075,179
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $8,648)	233,314
Foreign currency transactions	(38,659)
Futures contracts	(2,239,677)
Total net realized gain (loss)		(2,045,022)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,378)	(30,439,728)
Assets and liabilities in foreign currencies	(1,910)
Futures contracts	(746,420)
Total change in net unrealized appreciation (depreciation)		(31,188,058)
Net gain (loss)		(33,233,080)
Net increase (decrease) in net assets resulting from operations		$ (31,157,901)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,075,179	$ 4,445,631
Net realized gain (loss)	(2,045,022)	4,267,233
Change in net unrealized appreciation (depreciation)	(31,188,058)	25,556,999
Net increase (decrease) in net assets resulting from operations	(31,157,901)	34,269,863
Distributions to shareholders from net investment income	(2,838,777)	(4,327,004)
Distributions to shareholders from net realized gain	(15,872,191)	(8,126,935)
Total distributions	(18,710,968)	(12,453,939)
Share transactions - net increase (decrease)	21,019,103	39,052,304
Total increase (decrease) in net assets	(28,849,766)	60,868,228

Net Assets
Beginning of period	293,420,294	232,552,066
End of period (including undistributed net investment income of $821,525 and undistributed net investment income of $1,585,123, respectively)	$ 264,570,528	$ 293,420,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Income from Investment Operations
Net investment income (loss) E	.10	.25	.17	.10	.08	.12	.15
Net realized and unrealized gain (loss)	(1.38)	1.43	.54	1.36	1.17	1.16	(1.05)
Total from investment operations	(1.28)	1.68	.71	1.46	1.25	1.28	(.90)
Distributions from net investment income	(.14)	(.25)	(.13)	(.08)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.83)	(.66)	(1.09)	(.08)	(.08)	(.12)	(.16)
Net asset value, end of period	$ 11.01	$ 13.12	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77
Total Return B, C, D	(10.29)%	14.30%	6.04%	13.22%	12.66%	14.79%	(9.28)%
Ratios to Average Net Assets H
Expenses before reductions	1.18% A	1.18%	1.24% A	1.26%	1.28%	1.27%	1.29%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.24% A	1.26%	1.28%	1.27%	1.29%
Expenses net of all reductions	1.16% A	1.17%	1.22% A	1.23%	1.25%	1.23%	1.25%
Net investment income (loss)	1.75% A	1.98%	1.72% A	.85%	.75%	1.33%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,953	$ 122,510	$ 76,226	$ 52,137	$ 36,512	$ 36,234	$ 29,894
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Income from Investment Operations
Net investment income (loss) E	.09	.21	.14	.07	.05	.09	.13
Net realized and unrealized gain (loss)	(1.36)	1.41	.55	1.35	1.17	1.15	(1.05)
Total from investment operations	(1.27)	1.62	.69	1.42	1.22	1.24	(.92)
Distributions from net investment income	(.13)	(.21)	(.10)	(.05)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.82)	(.62)	(1.06)	(.05)	(.07)	(.09)	(.12)
Net asset value, end of period	$ 10.96	$ 13.05	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75
Total Return B, C, D	(10.32)%	13.87%	5.90%	12.83%	12.39%	14.33%	(9.50)%
Ratios to Average Net Assets H
Expenses before reductions	1.44% A	1.45%	1.50% A	1.52%	1.57%	1.59%	1.56%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.50% A	1.52%	1.57%	1.59%	1.56%
Expenses net of all reductions	1.43% A	1.44%	1.48% A	1.50%	1.55%	1.56%	1.53%
Net investment income (loss)	1.48% A	1.70%	1.45% A	.58%	.46%	1.00%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,220	$ 71,580	$ 72,582	$ 62,862	$ 57,816	$ 54,298	$ 45,804
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Income from Investment Operations
Net investment income (loss) E	.06	.14	.09	.01	(.01)	.04	.08
Net realized and unrealized gain (loss)	(1.36)	1.41	.55	1.34	1.17	1.15	(1.05)
Total from investment operations	(1.30)	1.55	.64	1.35	1.16	1.19	(.97)
Distributions from net investment income	(.09)	(.16)	(.05)	-	(.02)	(.05)	(.08)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.78)	(.57)	(1.01)	-	(.02)	(.05)	(.08)
Net asset value, end of period	$ 10.89	$ 12.97	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73
Total Return B, C, D	(10.57)%	13.26%	5.45%	12.26%	11.77%	13.72%	(10.00)%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.99%	2.05% A	2.08%	2.14%	2.12%	2.10%
Expenses net of fee waivers, if any	1.97% A	1.99%	2.00% A	2.04%	2.14%	2.12%	2.10%
Expenses net of all reductions	1.97% A	1.99%	1.99% A	2.01%	2.11%	2.08%	2.06%
Net investment income (loss)	.94% A	1.16%	.95% A	.07%	(.11)%	.48%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,353	$ 37,752	$ 38,555	$ 40,236	$ 32,642	$ 25,463	$ 19,261
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.06	.15	.09	.01	(.01)	.05	.08
Net realized and unrealized gain (loss)	(1.36)	1.41	.54	1.35	1.17	1.15	(1.05)
Total from investment operations	(1.30)	1.56	.63	1.36	1.16	1.20	(.97)
Distributions from net investment income	(.10)	(.16)	(.06)	(.01)	(.02)	(.05)	(.08)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.79)	(.57)	(1.02)	(.01)	(.02)	(.05)	(.08)
Net asset value, end of period	$ 10.87	$ 12.96	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72
Total Return B, C, D	(10.60)%	13.43%	5.37%	12.31%	11.77%	13.85%	(10.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A	1.92%	1.98% A	2.02%	2.08%	2.08%	2.07%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.98% A	2.02%	2.08%	2.08%	2.07%
Expenses net of all reductions	1.90% A	1.92%	1.97% A	1.99%	2.05%	2.05%	2.03%
Net investment income (loss)	1.01% A	1.23%	.97% A	.09%	(.05)%	.52%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,960	$ 51,554	$ 41,117	$ 31,397	$ 20,023	$ 13,150	$ 9,574
Portfolio turnover rate F	11% A	12%	105% A, J	125%	106%	99%	120%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. I For the year ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 F	2005 H	2004 H	2003 H	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Income from Investment Operations
Net investment income (loss) D	.12	.28	.19	.14	.11	.15	.16
Net realized and unrealized gain (loss)	(1.38)	1.42	.56	1.36	1.19	1.15	(1.04)
Total from investment operations	(1.26)	1.70	.75	1.50	1.30	1.30	(.88)
Distributions from net investment income	(.16)	(.27)	(.16)	(.13)	(.11)	(.13)	(.19)
Distributions from net realized gain	(.69)	(.41)	(.96)	-	-	-	-
Total distributions	(.85)	(.68)	(1.12)	(.13)	(.11)	(.13)	(.19)
Net asset value, end of period	$ 11.05	$ 13.16	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78
Total Return B, C	(10.13)%	14.46%	6.37%	13.56%	13.17%	15.03%	(9.07)%
Ratios to Average Net Assets G
Expenses before reductions	.94% A	.96%	.97% A	.93%	.92%	1.13%	1.11%
Expenses net of fee waivers, if any	.94% A	.96%	.97% A	.93%	.92%	1.13%	1.11%
Expenses net of all reductions	.93% A	.95%	.96% A	.91%	.89%	1.09%	1.07%
Net investment income (loss)	1.98% A	2.19%	1.98% A	1.17%	1.11%	1.47%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,084	$ 10,024	$ 4,072	$ 1,768	$ 787	$ 707	$ 5,359
Portfolio turnover rate E	11% A	12%	105% A, I	125%	106%	99%	120%
A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. FFor the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%. H For the year ended November 30. I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Asset Manager 70% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments	Less than .01% to .02%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,669,874
Unrealized depreciation	(17,557,408)
Net unrealized appreciation (depreciation)	$ (8,887,534)
Cost for federal income tax purposes	$ 276,401,098

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $38,951,420 and $13,241,182, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 149,602	$ 26,950
Class T	.25%	.25%	172,066	306
Class B	.75%	.25%	172,565	129,423
Class C	.75%	.25%	248,064	43,741
			$ 742,297	$ 200,420

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,683
Class T	13,292
Class B*	31,613
Class C*	4,710
$ 84,298

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 151,324.25
Class T	91,120.26
Class B	52,240.30
Class C	57,909.23
Institutional Class	14,270.27
	$ 366,863

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $362 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $589.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,936 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,231
Institutional Class	460
$ 3,691

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $15,668, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class A	$ 1,359,577	$ 1,873,468
Class T	693,146	1,281,836
Class B	256,229	489,166
Class C	394,498	591,916
Institutional Class	135,327	90,618
Total	$ 2,838,777	$ 4,327,004

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended March 31, 2008	Year ended September 30, 2007
From net realized gain
Class A	$ 6,585,970	$ 2,721,973
Class T	3,833,169	2,507,451
Class B	1,969,160	1,287,410
Class C	2,852,871	1,480,024
Institutional Class	631,021	130,077
Total	$ 15,872,191	$ 8,126,935

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended March 31, 2008	Year ended September 30, 2007
Class A
Shares sold	1,752,592	4,916,013
Reinvestment of distributions	623,131	350,523
Shares redeemed	(1,459,177)	(2,225,378)
Net increase (decrease)	916,546	3,041,158
Class T
Shares sold	631,546	1,257,577
Reinvestment of distributions	365,770	304,675
Shares redeemed	(529,132)	(2,103,513)
Net increase (decrease)	468,184	(541,261)
Class B
Shares sold	250,800	591,393
Reinvestment of distributions	168,537	132,544
Shares redeemed	(541,739)	(1,030,307)
Net increase (decrease)	(122,402)	(306,370)
Class C
Shares sold	485,746	1,051,849
Reinvestment of distributions	242,645	154,127
Shares redeemed	(571,353)	(662,041)
Net increase (decrease)	157,038	543,935
Institutional Class
Shares sold	329,202	549,314
Reinvestment of distributions	60,344	15,792
Shares redeemed	(148,007)	(138,857)
Net increase (decrease)	241,539	426,249

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007
Class A
Shares sold	$ 20,976,634	$ 61,499,552
Reinvestment of distributions	7,563,940	4,311,917
Shares redeemed	(17,174,030)	(27,985,899)
Net increase (decrease)	$ 11,366,544	$ 37,825,570
Class T
Shares sold	$ 7,576,791	$ 15,671,010
Reinvestment of distributions	4,417,441	3,720,662
Shares redeemed	(6,297,449)	(26,430,266)
Net increase (decrease)	$ 5,696,783	$ (7,038,594)
Class B
Shares sold	$ 2,988,434	$ 7,305,242
Reinvestment of distributions	2,021,728	1,607,140
Shares redeemed	(6,318,880)	(12,777,362)
Net increase (decrease)	$ (1,308,718)	$ (3,864,980)
Class C
Shares sold	$ 5,882,684	$ 13,086,406
Reinvestment of distributions	2,906,442	1,870,578
Shares redeemed	(6,541,042)	(8,207,622)
Net increase (decrease)	$ 2,248,084	$ 6,749,362
Institutional Class
Shares sold	$ 4,016,768	$ 6,935,534
Reinvestment of distributions	733,886	194,543
Shares redeemed	(1,734,244)	(1,749,131)
Net increase (decrease)	$ 3,016,410	$ 5,380,946

13. Proposed Reorganization.

On May 15, 2008, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Asset Manager 70% Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class (Advisor Classes) of Fidelity Asset Manager 70% Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund on the day the reorganization is effective. The Advisor Classes of Fidelity Asset Manager 70% are being created for purposes of the reorganization and will not commence operations until the day of the reorganization.

Semiannual Report

13. Proposed Reorganization - continued

The reorganization, which does not require shareholder approval, is expected to become effective on or about September 26, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AALI-USAN-0508
1.786776.105

(Fidelity Investment logo)(registered trademark)

Fidelity
Asset Manager® 85%

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 876.80	$ 5.26
Hypothetical A	$ 1,000.00	$ 1,019.40	$ 5.65
Class T
Actual	$ 1,000.00	$ 875.90	$ 6.47
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.96
Class B
Actual	$ 1,000.00	$ 873.50	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,015.35	$ 9.72
Class C
Actual	$ 1,000.00	$ 873.50	$ 8.85
Hypothetical A	$ 1,000.00	$ 1,015.55	$ 9.52
Asset Manager 85%
Actual	$ 1,000.00	$ 878.10	$ 4.04
Hypothetical A	$ 1,000.00	$ 1,020.70	$ 4.34
Institutional Class
Actual	$ 1,000.00	$ 878.20	$ 3.76
Hypothetical A	$ 1,000.00	$ 1,021.00	$ 4.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.12%
Class T	1.38%
Class B	1.93%
Class C	1.89%
Asset Manager 85%	.86%
Institutional Class	.80%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	1.0	0.8
Procter & Gamble Co.	1.0	0.9
Nintendo Co. Ltd.	0.8	0.1
General Electric Co.	0.7	0.8
JPMorgan Chase & Co.	0.7	0.6
American International Group, Inc.	0.7	0.7
The Coca-Cola Co.	0.7	0.5
CVS Caremark Corp.	0.7	0.4
Nestle SA (Reg.)	0.6	0.2
PepsiCo, Inc.	0.6	0.4
	7.5

Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 84.1%	Stock class and Equity Futures 83.6%
Bond class 12.5%	Bond class 14.8%
Short-term class 3.4%	Short-term class 1.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.0
Fidelity Financials Central Fund	10.8
Fidelity Information Technology Central Fund	9.6
Fidelity Energy Central Fund	8.2
Fidelity Industrials Central Fund	8.1
Fidelity Health Care Central Fund	7.4
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.4
Fidelity Materials Central Fund	2.7
Fidelity Utilities Central Fund	2.5
Fidelity Telecom Services Central Fund	1.9
Total Equity Central Funds	77.0
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	10.4
High Yield Fixed-Income Funds	1.1
Total Fixed-Income Central Funds	11.5
Money Market Central Funds	10.8
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 26.9% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 77.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	340,596	$ 34,505,802
Fidelity Consumer Staples Central Fund (c)	268,768	34,090,499
Fidelity Energy Central Fund (c)	306,149	44,109,902
Fidelity Financials Central Fund (c)	694,079	57,886,157
Fidelity Health Care Central Fund (c)	388,606	39,793,203
Fidelity Industrials Central Fund (c)	352,027	43,482,385
Fidelity Information Technology Central Fund (c)	443,960	51,659,221
Fidelity International Equity Central Fund (c)	819,300	69,869,904
Fidelity Materials Central Fund (c)	101,546	14,330,145
Fidelity Telecom Services Central Fund (c)	94,459	10,214,795
Fidelity Utilities Central Fund (c)	117,180	13,488,630
TOTAL EQUITY CENTRAL FUNDS (Cost $407,729,742)		413,430,643
Fixed-Income Central Funds - 11.5%
High Yield Fixed-Income Funds - 1.1%
Fidelity High Income Central Fund 1 (c)	61,390	5,696,350
Investment Grade Fixed-Income Funds - 10.4%
Fidelity Tactical Income Central Fund (c)	587,352	55,692,713
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $62,743,046)		61,389,063
Money Market Central Funds - 10.8%

Fidelity Cash Central Fund, 2.69% (a) (Cost $57,693,032)	57,693,032	57,693,032
U.S. Treasury Obligations - 0.6%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.4% to 2.14% 4/17/08 to 6/5/08 (b) (Cost $3,390,312)	$ 3,400,000	$ 3,393,058
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $531,556,132)		535,905,796
NET OTHER ASSETS - 0.1%		775,151
NET ASSETS - 100%		$ 536,680,947
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 2,577,128	$ 129,118
22 FTSE 100 Index Contracts (United Kingdom)	June 2008	2,491,960	(5,740)
618 S&P 500 E-Mini Index Contracts	June 2008	40,911,600	963,105
22 TOPIX 150 Index Contracts (Japan)	June 2008	2,682,550	38,969
TOTAL EQUITY INDEX CONTRACTS		$ 48,663,238	$ 1,125,452

The face value of futures purchased as a percentage of net assets - 9.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,993,979.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,381,517
Fidelity Consumer Discretionary Central Fund	279,530
Fidelity Consumer Staples Central Fund	312,687
Fidelity Energy Central Fund	163,442
Fidelity Financials Central Fund	911,047
Fidelity Health Care Central Fund	215,593
Fidelity High Income Central Fund 1	263,097
Fidelity Industrials Central Fund	321,246
Fidelity Information Technology Central Fund	200,529
Fidelity International Equity Central Fund	408,570
Fidelity Materials Central Fund	150,736
Fidelity Securities Lending Cash Central Fund	4,304
Fidelity Tactical Income Central Fund	1,698,343
Fidelity Telecom Services Central Fund	116,762
Fidelity Utilities Central Fund	150,739
Total	$ 6,578,142
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 38,476,813	$ 2,790,302	$ -	$ 34,505,802	5.7%
Fidelity Consumer Staples Central Fund	31,481,455	2,407,026	-	34,090,499	5.7%
Fidelity Energy Central Fund	39,903,408	3,250,126	-	44,109,902	5.7%
Fidelity Financials Central Fund	71,344,905	5,019,654	-	57,886,157	5.7%
Fidelity Health Care Central Fund	43,134,603	3,253,549	-	39,793,203	5.7%
Fidelity High Income Central Fund 1	8,946,922	-	2,899,743	5,696,350	2.2%
Fidelity Industrials Central Fund	44,167,755	3,293,245	-	43,482,385	5.7%
Fidelity Information Technology Central Fund	61,814,912	4,417,004	-	51,659,221	5.7%
Fidelity International Equity Central Fund	-	81,378,936	-	69,869,904	9.2%
Fidelity Materials Central Fund	13,842,100	1,069,489	-	14,330,145	5.7%
Fidelity Tactical Income Central Fund	65,379,747	1,698,343	9,980,134	55,692,713	1.1%
Fidelity Telecom Services Central Fund	13,358,236	898,652	-	10,214,795	5.7%
Fidelity Utilities Central Fund	13,416,809	1,007,810	-	13,488,630	5.7%
Total	$ 445,267,665	$ 110,484,136	$ 12,879,877	$ 474,819,706
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	6.4%
AAA,AA,A	3.1%
BBB	1.8%
BB	0.6%
B	0.4%
CCC,CC,C	0.1%
Equities	84.0%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	73.1%
United Kingdom	3.8%
Japan	2.9%
Germany	2.5%
France	2.3%
Switzerland	2.1%
Bermuda	2.0%
Cayman Islands	1.3%
Canada	1.2%
Others (individually less than 1%)	8.8%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $41,699,489 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,390,312)	$ 3,393,058
Fidelity Central Funds (cost $528,165,820)	532,512,738
Total Investments (cost $531,556,132)		$ 535,905,796
Foreign currency held at value (cost $256,544)		272,636
Receivable for fund shares sold		1,244,782
Dividends receivable		32,290
Interest receivable		1
Distributions receivable from Fidelity Central Funds		426,472
Receivable for daily variation on futures contracts		63,770
Prepaid expenses		1,391
Other receivables		3,400
Total assets		537,950,538

Liabilities
Payable for investments purchased	$ 252,147
Payable for fund shares redeemed	571,088
Accrued management fee	246,836
Transfer agent fee payable	109,994
Distribution fees payable	9,163
Other affiliated payables	16,926
Other payables and accrued expenses	63,437
Total liabilities		1,269,591

Net Assets		$ 536,680,947
Net Assets consist of:
Paid in capital		$ 604,975,458
Undistributed net investment income		2,232,610
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(76,014,866)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,487,745
Net Assets		$ 536,680,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,219,022 ÷ 881,700 shares)	$ 12.72

Maximum offering price per share (100/94.25 of $12.72)	$ 13.50
Class T: Net Asset Value and redemption price per share ($2,690,626 ÷ 211,860 shares)	$ 12.70

Maximum offering price per share (100/96.50 of $12.70)	$ 13.16
Class B: Net Asset Value and offering price per share ($2,297,853 ÷ 181,499 shares)A	$ 12.66

Class C: Net Asset Value and offering price per share ($4,802,444 ÷ 380,316 shares)A	$ 12.63

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($515,387,911 ÷ 40,369,746 shares)	$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($283,091 ÷ 22,168 shares)	$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 18,391
Interest		66,733
Income from Fidelity Central Funds		6,578,142
Total income		6,663,266

Expenses
Management fee	$ 1,581,606
Transfer agent fees	674,530
Distribution fees	48,758
Accounting and security lending fees	106,762
Custodian fees and expenses	15,295
Independent trustees' compensation	1,163
Registration fees	38,779
Audit	36,046
Legal	2,403
Miscellaneous	1,776
Total expenses before reductions	2,507,118
Expense reductions	(51,931)	2,455,187
Net investment income (loss)		4,208,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,077)	(858,351)
Fidelity Central Funds	(145,858)
Foreign currency transactions	(92,211)
Futures contracts	(6,755,394)
Total net realized gain (loss)		(7,851,814)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $20,675)	(69,457,342)
Assets and liabilities in foreign currencies	18,519
Futures contracts	(1,076,611)
Total change in net unrealized appreciation (depreciation)		(70,515,434)
Net gain (loss)		(78,367,248)
Net increase (decrease) in net assets resulting from operations		$ (74,159,169)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,208,079	$ 8,364,040
Net realized gain (loss)	(7,851,814)	16,447,618
Change in net unrealized appreciation (depreciation)	(70,515,434)	57,830,856
Net increase (decrease) in net assets resulting from operations	(74,159,169)	82,642,514
Distributions to shareholders from net investment income	(9,363,481)	(7,445,590)
Distributions to shareholders from net realized gain	(1,224,803)	(712,648)
Total distributions	(10,588,284)	(8,158,238)
Share transactions - net increase (decrease)	30,756,659	67,356,167
Total increase (decrease) in net assets	(53,990,794)	141,840,443

Net Assets
Beginning of period	590,671,741	448,831,298
End of period (including undistributed net investment income of $2,232,610 and undistributed net investment income of $7,388,012, respectively)	$ 536,680,947	$ 590,671,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.08	.19
Net realized and unrealized gain (loss)	(1.87)	2.05
Total from investment operations	(1.79)	2.24
Distributions from net investment income	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.26)	(.22)
Net asset value, end of period	$ 12.72	$ 14.77
Total Return B, C, D	(12.32)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.12% A	1.14% A
Expenses net of fee waivers, if any	1.12% A	1.14% A
Expenses net of all reductions	1.10% A	1.12% A
Net investment income (loss)	1.24% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,219	$ 7,348
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07	.15
Net realized and unrealized gain (loss)	(1.88)	2.06
Total from investment operations	(1.81)	2.21
Distributions from net investment income	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.23)	(.22)
Net asset value, end of period	$ 12.70	$ 14.74
Total Return B, C, D	(12.41)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.42% A
Expenses net of fee waivers, if any	1.38% A	1.42% A
Expenses net of all reductions	1.37% A	1.41% A
Net investment income (loss)	.97% A	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,691	$ 1,792
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08
Net realized and unrealized gain (loss)	(1.87)	2.07
Total from investment operations	(1.84)	2.15
Distributions from net investment income	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.19)	(.21)
Net asset value, end of period	$ 12.66	$ 14.69
Total Return B, C, D	(12.65)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.93% A	1.93% A
Expenses net of fee waivers, if any	1.93% A	1.93% A
Expenses net of all reductions	1.91% A	1.92% A
Net investment income (loss)	.43% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,298	$ 1,632
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08
Net realized and unrealized gain (loss)	(1.86)	2.06
Total from investment operations	(1.83)	2.14
Distributions from net investment income	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.21)	(.22)
Net asset value, end of period	$ 12.63	$ 14.67
Total Return B, C, D	(12.65)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A	1.91% A
Expenses net of fee waivers, if any	1.89% A	1.91% A
Expenses net of all reductions	1.88% A	1.90% A
Net investment income (loss)	.46% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,802	$ 3,194
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79
Income from Investment Operations
Net investment income (loss) D	.10	.23	.18	.06 F	.05	.05
Net realized and unrealized gain (loss)	(1.88)	2.02	.98	1.40	1.04	2.49
Total from investment operations	(1.78)	2.25	1.16	1.46	1.09	2.54
Distributions from net investment income	(.23)	(.21)	(.06)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.03)	(.02)	-	-	-	-
Total distributions	(.26)	(.23)	(.06)	(.06)	(.06)	(.07)
Net asset value, end of period	$ 12.77	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26
Total Return B, C	(12.19)%	17.77%	9.95%	14.22%	11.79%	37.74%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.89%	.91%	.92%	.94%	1.03%
Expenses net of fee waivers, if any	.86% A	.87%	.91%	.92%	.94%	1.03%
Expenses net of all reductions	.84% A	.86%	.87%	.89%	.91%	1.00%
Net investment income (loss)	1.50% A	1.62%	1.50%	.53% F	.52%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 515,388	$ 576,458	$ 448,831	$ 403,221	$ 352,600	$ 250,354
Portfolio turnover rate E	30% A	31%	187% H	71% H	86%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.11	.23
Net realized and unrealized gain (loss)	(1.89)	2.07
Total from investment operations	(1.78)	2.30
Distributions from net investment income	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.27)	(.23)
Net asset value, end of period	$ 12.77	$ 14.82
Total Return B, C	(12.18)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.82% A
Expenses net of fee waivers, if any	.80% A	.82% A
Expenses net of all reductions	.78% A	.81% A
Net investment income (loss)	1.56% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 247
Portfolio turnover rate E	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 85% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 85% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments	Less than .01% to .02%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%

Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,365,062
Unrealized depreciation	(39,531,095)
Net unrealized appreciation (depreciation)	$ (19,166,033)
Cost for federal income tax purposes	$ 555,071,829

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts."

This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $114,413,805 and $75,609,143, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 11,813	$ 1,430
Class T	.25%	.25%	6,094	252
Class B	.75%	.25%	9,886	7,542
Class C	.75%	.25%	20,965	15,814
			$ 48,758	$ 25,038

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,926
Class T	2,401
Class B*	251
Class C*	796
$ 22,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 85% shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 11,382.24
Class T	3,090.25
Class B	2,917.30
Class C	5,397.26
Asset Manager 85%	651,529.24
Institutional Class	215.17
	$ 674,530

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $66 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $715 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,304.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 85% operating expenses. During the period, this reimbursement reduced the Class' expenses by $9,680.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,410 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $228.

Semiannual Report

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 192
Asset Manager 85%	7,419
Institutional Class	2
$ 7,613

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $59,143, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 150,986	$ 3,111
Class T	34,666	3,070
Class B	23,020	2,303
Class C	54,595	5,563
Asset Manager 85%	9,096,274	7,429,888
Institutional Class	3,940	1,655
Total	$ 9,363,481	$ 7,445,590
From net realized gain
Class A	$ 20,022	$ 362
Class T	5,093	315
Class B	4,288	249
Class C	9,298	571
Asset Manager 85%	1,185,614	710,994
Institutional Class	488	157
Total	$ 1,224,803	$ 712,648

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	439,896	533,617	$ 6,066,195	$ 7,482,672
Reinvestment of distributions	11,613	259	164,450	3,472
Shares redeemed	(67,235)	(36,450)	(927,772)	(505,258)
Net increase (decrease)	384,274	497,426	$ 5,302,873	$ 6,980,886
Class T
Shares sold	115,381	132,362	$ 1,608,085	$ 1,878,689
Reinvestment of distributions	2,802	252	39,626	3,385
Shares redeemed	(27,889)	(11,048)	(368,614)	(158,492)
Net increase (decrease)	90,294	121,566	$ 1,279,097	$ 1,723,582

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	81,605	113,822	$ 1,117,865	$ 1,577,374
Reinvestment of distributions	1,841	179	26,000	2,400
Shares redeemed	(13,072)	(2,876)	(179,022)	(40,678)
Net increase (decrease)	70,374	111,125	$ 964,843	$ 1,539,096
Class C
Shares sold	181,906	228,834	$ 2,522,653	$ 3,208,263
Reinvestment of distributions	3,034	447	42,720	5,995
Shares redeemed	(22,405)	(11,500)	(296,002)	(161,700)
Net increase (decrease)	162,535	217,781	$ 2,269,371	$ 3,052,558
Asset Manager 85%
Shares sold	6,644,681	11,993,958	$ 92,663,890	$ 166,840,157
Reinvestment of distributions	709,187	595,752	10,063,914	7,989,027
Shares redeemed	(5,913,286)	(8,742,465)	(81,857,348)	(120,993,870)
Net increase (decrease)	1,440,582	3,847,245	$ 20,870,456	$ 53,835,314
Institutional Class
Shares sold	6,596	16,534	$ 86,489	$ 222,919
Reinvestment of distributions	180	135	2,553	1,812
Shares redeemed	(1,277)	-	(19,023)	-
Net increase (decrease)	5,499	16,669	$ 70,019	$ 224,731

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AGG-USAN-0508
1.792153.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager® 85% -
Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity
Asset Manager® 85%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 876.80	$ 5.26
Hypothetical A	$ 1,000.00	$ 1,019.40	$ 5.65
Class T
Actual	$ 1,000.00	$ 875.90	$ 6.47
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.96
Class B
Actual	$ 1,000.00	$ 873.50	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,015.35	$ 9.72
Class C
Actual	$ 1,000.00	$ 873.50	$ 8.85
Hypothetical A	$ 1,000.00	$ 1,015.55	$ 9.52
Asset Manager 85%
Actual	$ 1,000.00	$ 878.10	$ 4.04
Hypothetical A	$ 1,000.00	$ 1,020.70	$ 4.34
Institutional Class
Actual	$ 1,000.00	$ 878.20	$ 3.76
Hypothetical A	$ 1,000.00	$ 1,021.00	$ 4.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.12%
Class T	1.38%
Class B	1.93%
Class C	1.89%
Asset Manager 85%	.86%
Institutional Class	.80%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	1.0	0.8
Procter & Gamble Co.	1.0	0.9
Nintendo Co. Ltd.	0.8	0.1
General Electric Co.	0.7	0.8
JPMorgan Chase & Co.	0.7	0.6
American International Group, Inc.	0.7	0.7
The Coca-Cola Co.	0.7	0.5
CVS Caremark Corp.	0.7	0.4
Nestle SA (Reg.)	0.6	0.2
PepsiCo, Inc.	0.6	0.4
	7.5

Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 84.1%	Stock class and Equity Futures 83.6%
Bond class 12.5%	Bond class 14.8%
Short-term class 3.4%	Short-term class 1.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.0
Fidelity Financials Central Fund	10.8
Fidelity Information Technology Central Fund	9.6
Fidelity Energy Central Fund	8.2
Fidelity Industrials Central Fund	8.1
Fidelity Health Care Central Fund	7.4
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.4
Fidelity Materials Central Fund	2.7
Fidelity Utilities Central Fund	2.5
Fidelity Telecom Services Central Fund	1.9
Total Equity Central Funds	77.0
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	10.4
High Yield Fixed-Income Funds	1.1
Total Fixed-Income Central Funds	11.5
Money Market Central Funds	10.8
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 26.9% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 77.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	340,596	$ 34,505,802
Fidelity Consumer Staples Central Fund (c)	268,768	34,090,499
Fidelity Energy Central Fund (c)	306,149	44,109,902
Fidelity Financials Central Fund (c)	694,079	57,886,157
Fidelity Health Care Central Fund (c)	388,606	39,793,203
Fidelity Industrials Central Fund (c)	352,027	43,482,385
Fidelity Information Technology Central Fund (c)	443,960	51,659,221
Fidelity International Equity Central Fund (c)	819,300	69,869,904
Fidelity Materials Central Fund (c)	101,546	14,330,145
Fidelity Telecom Services Central Fund (c)	94,459	10,214,795
Fidelity Utilities Central Fund (c)	117,180	13,488,630
TOTAL EQUITY CENTRAL FUNDS (Cost $407,729,742)		413,430,643
Fixed-Income Central Funds - 11.5%
High Yield Fixed-Income Funds - 1.1%
Fidelity High Income Central Fund 1 (c)	61,390	5,696,350
Investment Grade Fixed-Income Funds - 10.4%
Fidelity Tactical Income Central Fund (c)	587,352	55,692,713
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $62,743,046)		61,389,063
Money Market Central Funds - 10.8%

Fidelity Cash Central Fund, 2.69% (a) (Cost $57,693,032)	57,693,032	57,693,032
U.S. Treasury Obligations - 0.6%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.4% to 2.14% 4/17/08 to 6/5/08 (b) (Cost $3,390,312)	$ 3,400,000	$ 3,393,058
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $531,556,132)		535,905,796
NET OTHER ASSETS - 0.1%		775,151
NET ASSETS - 100%		$ 536,680,947
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 2,577,128	$ 129,118
22 FTSE 100 Index Contracts (United Kingdom)	June 2008	2,491,960	(5,740)
618 S&P 500 E-Mini Index Contracts	June 2008	40,911,600	963,105
22 TOPIX 150 Index Contracts (Japan)	June 2008	2,682,550	38,969
TOTAL EQUITY INDEX CONTRACTS		$ 48,663,238	$ 1,125,452

The face value of futures purchased as a percentage of net assets - 9.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,993,979.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,381,517
Fidelity Consumer Discretionary Central Fund	279,530
Fidelity Consumer Staples Central Fund	312,687
Fidelity Energy Central Fund	163,442
Fidelity Financials Central Fund	911,047
Fidelity Health Care Central Fund	215,593
Fidelity High Income Central Fund 1	263,097
Fidelity Industrials Central Fund	321,246
Fidelity Information Technology Central Fund	200,529
Fidelity International Equity Central Fund	408,570
Fidelity Materials Central Fund	150,736
Fidelity Securities Lending Cash Central Fund	4,304
Fidelity Tactical Income Central Fund	1,698,343
Fidelity Telecom Services Central Fund	116,762
Fidelity Utilities Central Fund	150,739
Total	$ 6,578,142
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 38,476,813	$ 2,790,302	$ -	$ 34,505,802	5.7%
Fidelity Consumer Staples Central Fund	31,481,455	2,407,026	-	34,090,499	5.7%
Fidelity Energy Central Fund	39,903,408	3,250,126	-	44,109,902	5.7%
Fidelity Financials Central Fund	71,344,905	5,019,654	-	57,886,157	5.7%
Fidelity Health Care Central Fund	43,134,603	3,253,549	-	39,793,203	5.7%
Fidelity High Income Central Fund 1	8,946,922	-	2,899,743	5,696,350	2.2%
Fidelity Industrials Central Fund	44,167,755	3,293,245	-	43,482,385	5.7%
Fidelity Information Technology Central Fund	61,814,912	4,417,004	-	51,659,221	5.7%
Fidelity International Equity Central Fund	-	81,378,936	-	69,869,904	9.2%
Fidelity Materials Central Fund	13,842,100	1,069,489	-	14,330,145	5.7%
Fidelity Tactical Income Central Fund	65,379,747	1,698,343	9,980,134	55,692,713	1.1%
Fidelity Telecom Services Central Fund	13,358,236	898,652	-	10,214,795	5.7%
Fidelity Utilities Central Fund	13,416,809	1,007,810	-	13,488,630	5.7%
Total	$ 445,267,665	$ 110,484,136	$ 12,879,877	$ 474,819,706
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	6.4%
AAA,AA,A	3.1%
BBB	1.8%
BB	0.6%
B	0.4%
CCC,CC,C	0.1%
Equities	84.0%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	73.1%
United Kingdom	3.8%
Japan	2.9%
Germany	2.5%
France	2.3%
Switzerland	2.1%
Bermuda	2.0%
Cayman Islands	1.3%
Canada	1.2%
Others (individually less than 1%)	8.8%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $41,699,489 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,390,312)	$ 3,393,058
Fidelity Central Funds (cost $528,165,820)	532,512,738
Total Investments (cost $531,556,132)		$ 535,905,796
Foreign currency held at value (cost $256,544)		272,636
Receivable for fund shares sold		1,244,782
Dividends receivable		32,290
Interest receivable		1
Distributions receivable from Fidelity Central Funds		426,472
Receivable for daily variation on futures contracts		63,770
Prepaid expenses		1,391
Other receivables		3,400
Total assets		537,950,538

Liabilities
Payable for investments purchased	$ 252,147
Payable for fund shares redeemed	571,088
Accrued management fee	246,836
Transfer agent fee payable	109,994
Distribution fees payable	9,163
Other affiliated payables	16,926
Other payables and accrued expenses	63,437
Total liabilities		1,269,591

Net Assets		$ 536,680,947
Net Assets consist of:
Paid in capital		$ 604,975,458
Undistributed net investment income		2,232,610
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(76,014,866)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,487,745
Net Assets		$ 536,680,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,219,022 ÷ 881,700 shares)	$ 12.72

Maximum offering price per share (100/94.25 of $12.72)	$ 13.50
Class T: Net Asset Value and redemption price per share ($2,690,626 ÷ 211,860 shares)	$ 12.70

Maximum offering price per share (100/96.50 of $12.70)	$ 13.16
Class B: Net Asset Value and offering price per share ($2,297,853 ÷ 181,499 shares)A	$ 12.66

Class C: Net Asset Value and offering price per share ($4,802,444 ÷ 380,316 shares)A	$ 12.63

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($515,387,911 ÷ 40,369,746 shares)	$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($283,091 ÷ 22,168 shares)	$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 18,391
Interest		66,733
Income from Fidelity Central Funds		6,578,142
Total income		6,663,266

Expenses
Management fee	$ 1,581,606
Transfer agent fees	674,530
Distribution fees	48,758
Accounting and security lending fees	106,762
Custodian fees and expenses	15,295
Independent trustees' compensation	1,163
Registration fees	38,779
Audit	36,046
Legal	2,403
Miscellaneous	1,776
Total expenses before reductions	2,507,118
Expense reductions	(51,931)	2,455,187
Net investment income (loss)		4,208,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,077)	(858,351)
Fidelity Central Funds	(145,858)
Foreign currency transactions	(92,211)
Futures contracts	(6,755,394)
Total net realized gain (loss)		(7,851,814)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $20,675)	(69,457,342)
Assets and liabilities in foreign currencies	18,519
Futures contracts	(1,076,611)
Total change in net unrealized appreciation (depreciation)		(70,515,434)
Net gain (loss)		(78,367,248)
Net increase (decrease) in net assets resulting from operations		$ (74,159,169)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,208,079	$ 8,364,040
Net realized gain (loss)	(7,851,814)	16,447,618
Change in net unrealized appreciation (depreciation)	(70,515,434)	57,830,856
Net increase (decrease) in net assets resulting from operations	(74,159,169)	82,642,514
Distributions to shareholders from net investment income	(9,363,481)	(7,445,590)
Distributions to shareholders from net realized gain	(1,224,803)	(712,648)
Total distributions	(10,588,284)	(8,158,238)
Share transactions - net increase (decrease)	30,756,659	67,356,167
Total increase (decrease) in net assets	(53,990,794)	141,840,443

Net Assets
Beginning of period	590,671,741	448,831,298
End of period (including undistributed net investment income of $2,232,610 and undistributed net investment income of $7,388,012, respectively)	$ 536,680,947	$ 590,671,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.08	.19
Net realized and unrealized gain (loss)	(1.87)	2.05
Total from investment operations	(1.79)	2.24
Distributions from net investment income	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.26)	(.22)
Net asset value, end of period	$ 12.72	$ 14.77
Total Return B, C, D	(12.32)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.12% A	1.14% A
Expenses net of fee waivers, if any	1.12% A	1.14% A
Expenses net of all reductions	1.10% A	1.12% A
Net investment income (loss)	1.24% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,219	$ 7,348
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07	.15
Net realized and unrealized gain (loss)	(1.88)	2.06
Total from investment operations	(1.81)	2.21
Distributions from net investment income	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.23)	(.22)
Net asset value, end of period	$ 12.70	$ 14.74
Total Return B, C, D	(12.41)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.42% A
Expenses net of fee waivers, if any	1.38% A	1.42% A
Expenses net of all reductions	1.37% A	1.41% A
Net investment income (loss)	.97% A	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,691	$ 1,792
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08
Net realized and unrealized gain (loss)	(1.87)	2.07
Total from investment operations	(1.84)	2.15
Distributions from net investment income	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.19)	(.21)
Net asset value, end of period	$ 12.66	$ 14.69
Total Return B, C, D	(12.65)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.93% A	1.93% A
Expenses net of fee waivers, if any	1.93% A	1.93% A
Expenses net of all reductions	1.91% A	1.92% A
Net investment income (loss)	.43% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,298	$ 1,632
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08
Net realized and unrealized gain (loss)	(1.86)	2.06
Total from investment operations	(1.83)	2.14
Distributions from net investment income	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.21)	(.22)
Net asset value, end of period	$ 12.63	$ 14.67
Total Return B, C, D	(12.65)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A	1.91% A
Expenses net of fee waivers, if any	1.89% A	1.91% A
Expenses net of all reductions	1.88% A	1.90% A
Net investment income (loss)	.46% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,802	$ 3,194
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79
Income from Investment Operations
Net investment income (loss) D	.10	.23	.18	.06 F	.05	.05
Net realized and unrealized gain (loss)	(1.88)	2.02	.98	1.40	1.04	2.49
Total from investment operations	(1.78)	2.25	1.16	1.46	1.09	2.54
Distributions from net investment income	(.23)	(.21)	(.06)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.03)	(.02)	-	-	-	-
Total distributions	(.26)	(.23)	(.06)	(.06)	(.06)	(.07)
Net asset value, end of period	$ 12.77	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26
Total Return B, C	(12.19)%	17.77%	9.95%	14.22%	11.79%	37.74%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.89%	.91%	.92%	.94%	1.03%
Expenses net of fee waivers, if any	.86% A	.87%	.91%	.92%	.94%	1.03%
Expenses net of all reductions	.84% A	.86%	.87%	.89%	.91%	1.00%
Net investment income (loss)	1.50% A	1.62%	1.50%	.53% F	.52%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 515,388	$ 576,458	$ 448,831	$ 403,221	$ 352,600	$ 250,354
Portfolio turnover rate E	30% A	31%	187% H	71% H	86%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.11	.23
Net realized and unrealized gain (loss)	(1.89)	2.07
Total from investment operations	(1.78)	2.30
Distributions from net investment income	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.27)	(.23)
Net asset value, end of period	$ 12.77	$ 14.82
Total Return B, C	(12.18)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.82% A
Expenses net of fee waivers, if any	.80% A	.82% A
Expenses net of all reductions	.78% A	.81% A
Net investment income (loss)	1.56% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 247
Portfolio turnover rate E	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 85% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 85% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments	Less than .01% to .02%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%

Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,365,062
Unrealized depreciation	(39,531,095)
Net unrealized appreciation (depreciation)	$ (19,166,033)
Cost for federal income tax purposes	$ 555,071,829

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts."

This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $114,413,805 and $75,609,143, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 11,813	$ 1,430
Class T	.25%	.25%	6,094	252
Class B	.75%	.25%	9,886	7,542
Class C	.75%	.25%	20,965	15,814
			$ 48,758	$ 25,038

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,926
Class T	2,401
Class B*	251
Class C*	796
$ 22,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 85% shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 11,382.24
Class T	3,090.25
Class B	2,917.30
Class C	5,397.26
Asset Manager 85%	651,529.24
Institutional Class	215.17
	$ 674,530

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $66 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $715 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,304.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 85% operating expenses. During the period, this reimbursement reduced the Class' expenses by $9,680.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,410 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $228.

Semiannual Report

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 192
Asset Manager 85%	7,419
Institutional Class	2
$ 7,613

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $59,143, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 150,986	$ 3,111
Class T	34,666	3,070
Class B	23,020	2,303
Class C	54,595	5,563
Asset Manager 85%	9,096,274	7,429,888
Institutional Class	3,940	1,655
Total	$ 9,363,481	$ 7,445,590
From net realized gain
Class A	$ 20,022	$ 362
Class T	5,093	315
Class B	4,288	249
Class C	9,298	571
Asset Manager 85%	1,185,614	710,994
Institutional Class	488	157
Total	$ 1,224,803	$ 712,648

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	439,896	533,617	$ 6,066,195	$ 7,482,672
Reinvestment of distributions	11,613	259	164,450	3,472
Shares redeemed	(67,235)	(36,450)	(927,772)	(505,258)
Net increase (decrease)	384,274	497,426	$ 5,302,873	$ 6,980,886
Class T
Shares sold	115,381	132,362	$ 1,608,085	$ 1,878,689
Reinvestment of distributions	2,802	252	39,626	3,385
Shares redeemed	(27,889)	(11,048)	(368,614)	(158,492)
Net increase (decrease)	90,294	121,566	$ 1,279,097	$ 1,723,582

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	81,605	113,822	$ 1,117,865	$ 1,577,374
Reinvestment of distributions	1,841	179	26,000	2,400
Shares redeemed	(13,072)	(2,876)	(179,022)	(40,678)
Net increase (decrease)	70,374	111,125	$ 964,843	$ 1,539,096
Class C
Shares sold	181,906	228,834	$ 2,522,653	$ 3,208,263
Reinvestment of distributions	3,034	447	42,720	5,995
Shares redeemed	(22,405)	(11,500)	(296,002)	(161,700)
Net increase (decrease)	162,535	217,781	$ 2,269,371	$ 3,052,558
Asset Manager 85%
Shares sold	6,644,681	11,993,958	$ 92,663,890	$ 166,840,157
Reinvestment of distributions	709,187	595,752	10,063,914	7,989,027
Shares redeemed	(5,913,286)	(8,742,465)	(81,857,348)	(120,993,870)
Net increase (decrease)	1,440,582	3,847,245	$ 20,870,456	$ 53,835,314
Institutional Class
Shares sold	6,596	16,534	$ 86,489	$ 222,919
Reinvestment of distributions	180	135	2,553	1,812
Shares redeemed	(1,277)	-	(19,023)	-
Net increase (decrease)	5,499	16,669	$ 70,019	$ 224,731

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM85-USAN-0508
1.834356.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Asset Manager® 85% -
Institutional Class

Semiannual Report

March 31, 2008

Institutional Class is a class of
Fidelity Asset Manager® 85%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 876.80	$ 5.26
Hypothetical A	$ 1,000.00	$ 1,019.40	$ 5.65
Class T
Actual	$ 1,000.00	$ 875.90	$ 6.47
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.96
Class B
Actual	$ 1,000.00	$ 873.50	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,015.35	$ 9.72
Class C
Actual	$ 1,000.00	$ 873.50	$ 8.85
Hypothetical A	$ 1,000.00	$ 1,015.55	$ 9.52
Asset Manager 85%
Actual	$ 1,000.00	$ 878.10	$ 4.04
Hypothetical A	$ 1,000.00	$ 1,020.70	$ 4.34
Institutional Class
Actual	$ 1,000.00	$ 878.20	$ 3.76
Hypothetical A	$ 1,000.00	$ 1,021.00	$ 4.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.12%
Class T	1.38%
Class B	1.93%
Class C	1.89%
Asset Manager 85%	.86%
Institutional Class	.80%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	1.0	0.8
Procter & Gamble Co.	1.0	0.9
Nintendo Co. Ltd.	0.8	0.1
General Electric Co.	0.7	0.8
JPMorgan Chase & Co.	0.7	0.6
American International Group, Inc.	0.7	0.7
The Coca-Cola Co.	0.7	0.5
CVS Caremark Corp.	0.7	0.4
Nestle SA (Reg.)	0.6	0.2
PepsiCo, Inc.	0.6	0.4
	7.5

Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stock class and Equity Futures 84.1%	Stock class and Equity Futures 83.6%
Bond class 12.5%	Bond class 14.8%
Short-term class 3.4%	Short-term class 1.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.0
Fidelity Financials Central Fund	10.8
Fidelity Information Technology Central Fund	9.6
Fidelity Energy Central Fund	8.2
Fidelity Industrials Central Fund	8.1
Fidelity Health Care Central Fund	7.4
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.4
Fidelity Materials Central Fund	2.7
Fidelity Utilities Central Fund	2.5
Fidelity Telecom Services Central Fund	1.9
Total Equity Central Funds	77.0
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	10.4
High Yield Fixed-Income Funds	1.1
Total Fixed-Income Central Funds	11.5
Money Market Central Funds	10.8
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 26.9% of net assets.

A holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 77.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	340,596	$ 34,505,802
Fidelity Consumer Staples Central Fund (c)	268,768	34,090,499
Fidelity Energy Central Fund (c)	306,149	44,109,902
Fidelity Financials Central Fund (c)	694,079	57,886,157
Fidelity Health Care Central Fund (c)	388,606	39,793,203
Fidelity Industrials Central Fund (c)	352,027	43,482,385
Fidelity Information Technology Central Fund (c)	443,960	51,659,221
Fidelity International Equity Central Fund (c)	819,300	69,869,904
Fidelity Materials Central Fund (c)	101,546	14,330,145
Fidelity Telecom Services Central Fund (c)	94,459	10,214,795
Fidelity Utilities Central Fund (c)	117,180	13,488,630
TOTAL EQUITY CENTRAL FUNDS (Cost $407,729,742)		413,430,643
Fixed-Income Central Funds - 11.5%
High Yield Fixed-Income Funds - 1.1%
Fidelity High Income Central Fund 1 (c)	61,390	5,696,350
Investment Grade Fixed-Income Funds - 10.4%
Fidelity Tactical Income Central Fund (c)	587,352	55,692,713
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $62,743,046)		61,389,063
Money Market Central Funds - 10.8%

Fidelity Cash Central Fund, 2.69% (a) (Cost $57,693,032)	57,693,032	57,693,032
U.S. Treasury Obligations - 0.6%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.4% to 2.14% 4/17/08 to 6/5/08 (b) (Cost $3,390,312)	$ 3,400,000	$ 3,393,058
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $531,556,132)		535,905,796
NET OTHER ASSETS - 0.1%		775,151
NET ASSETS - 100%		$ 536,680,947
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 2,577,128	$ 129,118
22 FTSE 100 Index Contracts (United Kingdom)	June 2008	2,491,960	(5,740)
618 S&P 500 E-Mini Index Contracts	June 2008	40,911,600	963,105
22 TOPIX 150 Index Contracts (Japan)	June 2008	2,682,550	38,969
TOTAL EQUITY INDEX CONTRACTS		$ 48,663,238	$ 1,125,452

The face value of futures purchased as a percentage of net assets - 9.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,993,979.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,381,517
Fidelity Consumer Discretionary Central Fund	279,530
Fidelity Consumer Staples Central Fund	312,687
Fidelity Energy Central Fund	163,442
Fidelity Financials Central Fund	911,047
Fidelity Health Care Central Fund	215,593
Fidelity High Income Central Fund 1	263,097
Fidelity Industrials Central Fund	321,246
Fidelity Information Technology Central Fund	200,529
Fidelity International Equity Central Fund	408,570
Fidelity Materials Central Fund	150,736
Fidelity Securities Lending Cash Central Fund	4,304
Fidelity Tactical Income Central Fund	1,698,343
Fidelity Telecom Services Central Fund	116,762
Fidelity Utilities Central Fund	150,739
Total	$ 6,578,142
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 38,476,813	$ 2,790,302	$ -	$ 34,505,802	5.7%
Fidelity Consumer Staples Central Fund	31,481,455	2,407,026	-	34,090,499	5.7%
Fidelity Energy Central Fund	39,903,408	3,250,126	-	44,109,902	5.7%
Fidelity Financials Central Fund	71,344,905	5,019,654	-	57,886,157	5.7%
Fidelity Health Care Central Fund	43,134,603	3,253,549	-	39,793,203	5.7%
Fidelity High Income Central Fund 1	8,946,922	-	2,899,743	5,696,350	2.2%
Fidelity Industrials Central Fund	44,167,755	3,293,245	-	43,482,385	5.7%
Fidelity Information Technology Central Fund	61,814,912	4,417,004	-	51,659,221	5.7%
Fidelity International Equity Central Fund	-	81,378,936	-	69,869,904	9.2%
Fidelity Materials Central Fund	13,842,100	1,069,489	-	14,330,145	5.7%
Fidelity Tactical Income Central Fund	65,379,747	1,698,343	9,980,134	55,692,713	1.1%
Fidelity Telecom Services Central Fund	13,358,236	898,652	-	10,214,795	5.7%
Fidelity Utilities Central Fund	13,416,809	1,007,810	-	13,488,630	5.7%
Total	$ 445,267,665	$ 110,484,136	$ 12,879,877	$ 474,819,706
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	6.4%
AAA,AA,A	3.1%
BBB	1.8%
BB	0.6%
B	0.4%
CCC,CC,C	0.1%
Equities	84.0%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	73.1%
United Kingdom	3.8%
Japan	2.9%
Germany	2.5%
France	2.3%
Switzerland	2.1%
Bermuda	2.0%
Cayman Islands	1.3%
Canada	1.2%
Others (individually less than 1%)	8.8%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $41,699,489 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,390,312)	$ 3,393,058
Fidelity Central Funds (cost $528,165,820)	532,512,738
Total Investments (cost $531,556,132)		$ 535,905,796
Foreign currency held at value (cost $256,544)		272,636
Receivable for fund shares sold		1,244,782
Dividends receivable		32,290
Interest receivable		1
Distributions receivable from Fidelity Central Funds		426,472
Receivable for daily variation on futures contracts		63,770
Prepaid expenses		1,391
Other receivables		3,400
Total assets		537,950,538

Liabilities
Payable for investments purchased	$ 252,147
Payable for fund shares redeemed	571,088
Accrued management fee	246,836
Transfer agent fee payable	109,994
Distribution fees payable	9,163
Other affiliated payables	16,926
Other payables and accrued expenses	63,437
Total liabilities		1,269,591

Net Assets		$ 536,680,947
Net Assets consist of:
Paid in capital		$ 604,975,458
Undistributed net investment income		2,232,610
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(76,014,866)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,487,745
Net Assets		$ 536,680,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,219,022 ÷ 881,700 shares)	$ 12.72

Maximum offering price per share (100/94.25 of $12.72)	$ 13.50
Class T: Net Asset Value and redemption price per share ($2,690,626 ÷ 211,860 shares)	$ 12.70

Maximum offering price per share (100/96.50 of $12.70)	$ 13.16
Class B: Net Asset Value and offering price per share ($2,297,853 ÷ 181,499 shares)A	$ 12.66

Class C: Net Asset Value and offering price per share ($4,802,444 ÷ 380,316 shares)A	$ 12.63

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($515,387,911 ÷ 40,369,746 shares)	$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($283,091 ÷ 22,168 shares)	$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 18,391
Interest		66,733
Income from Fidelity Central Funds		6,578,142
Total income		6,663,266

Expenses
Management fee	$ 1,581,606
Transfer agent fees	674,530
Distribution fees	48,758
Accounting and security lending fees	106,762
Custodian fees and expenses	15,295
Independent trustees' compensation	1,163
Registration fees	38,779
Audit	36,046
Legal	2,403
Miscellaneous	1,776
Total expenses before reductions	2,507,118
Expense reductions	(51,931)	2,455,187
Net investment income (loss)		4,208,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,077)	(858,351)
Fidelity Central Funds	(145,858)
Foreign currency transactions	(92,211)
Futures contracts	(6,755,394)
Total net realized gain (loss)		(7,851,814)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $20,675)	(69,457,342)
Assets and liabilities in foreign currencies	18,519
Futures contracts	(1,076,611)
Total change in net unrealized appreciation (depreciation)		(70,515,434)
Net gain (loss)		(78,367,248)
Net increase (decrease) in net assets resulting from operations		$ (74,159,169)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,208,079	$ 8,364,040
Net realized gain (loss)	(7,851,814)	16,447,618
Change in net unrealized appreciation (depreciation)	(70,515,434)	57,830,856
Net increase (decrease) in net assets resulting from operations	(74,159,169)	82,642,514
Distributions to shareholders from net investment income	(9,363,481)	(7,445,590)
Distributions to shareholders from net realized gain	(1,224,803)	(712,648)
Total distributions	(10,588,284)	(8,158,238)
Share transactions - net increase (decrease)	30,756,659	67,356,167
Total increase (decrease) in net assets	(53,990,794)	141,840,443

Net Assets
Beginning of period	590,671,741	448,831,298
End of period (including undistributed net investment income of $2,232,610 and undistributed net investment income of $7,388,012, respectively)	$ 536,680,947	$ 590,671,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.08	.19
Net realized and unrealized gain (loss)	(1.87)	2.05
Total from investment operations	(1.79)	2.24
Distributions from net investment income	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.26)	(.22)
Net asset value, end of period	$ 12.72	$ 14.77
Total Return B, C, D	(12.32)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.12% A	1.14% A
Expenses net of fee waivers, if any	1.12% A	1.14% A
Expenses net of all reductions	1.10% A	1.12% A
Net investment income (loss)	1.24% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,219	$ 7,348
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07	.15
Net realized and unrealized gain (loss)	(1.88)	2.06
Total from investment operations	(1.81)	2.21
Distributions from net investment income	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.23)	(.22)
Net asset value, end of period	$ 12.70	$ 14.74
Total Return B, C, D	(12.41)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.42% A
Expenses net of fee waivers, if any	1.38% A	1.42% A
Expenses net of all reductions	1.37% A	1.41% A
Net investment income (loss)	.97% A	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,691	$ 1,792
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08
Net realized and unrealized gain (loss)	(1.87)	2.07
Total from investment operations	(1.84)	2.15
Distributions from net investment income	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.19)	(.21)
Net asset value, end of period	$ 12.66	$ 14.69
Total Return B, C, D	(12.65)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.93% A	1.93% A
Expenses net of fee waivers, if any	1.93% A	1.93% A
Expenses net of all reductions	1.91% A	1.92% A
Net investment income (loss)	.43% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,298	$ 1,632
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08
Net realized and unrealized gain (loss)	(1.86)	2.06
Total from investment operations	(1.83)	2.14
Distributions from net investment income	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.21)	(.22)
Net asset value, end of period	$ 12.63	$ 14.67
Total Return B, C, D	(12.65)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A	1.91% A
Expenses net of fee waivers, if any	1.89% A	1.91% A
Expenses net of all reductions	1.88% A	1.90% A
Net investment income (loss)	.46% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,802	$ 3,194
Portfolio turnover rate F	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79
Income from Investment Operations
Net investment income (loss) D	.10	.23	.18	.06 F	.05	.05
Net realized and unrealized gain (loss)	(1.88)	2.02	.98	1.40	1.04	2.49
Total from investment operations	(1.78)	2.25	1.16	1.46	1.09	2.54
Distributions from net investment income	(.23)	(.21)	(.06)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.03)	(.02)	-	-	-	-
Total distributions	(.26)	(.23)	(.06)	(.06)	(.06)	(.07)
Net asset value, end of period	$ 12.77	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26
Total Return B, C	(12.19)%	17.77%	9.95%	14.22%	11.79%	37.74%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.89%	.91%	.92%	.94%	1.03%
Expenses net of fee waivers, if any	.86% A	.87%	.91%	.92%	.94%	1.03%
Expenses net of all reductions	.84% A	.86%	.87%	.89%	.91%	1.00%
Net investment income (loss)	1.50% A	1.62%	1.50%	.53% F	.52%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 515,388	$ 576,458	$ 448,831	$ 403,221	$ 352,600	$ 250,354
Portfolio turnover rate E	30% A	31%	187% H	71% H	86%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.11	.23
Net realized and unrealized gain (loss)	(1.89)	2.07
Total from investment operations	(1.78)	2.30
Distributions from net investment income	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.27)	(.23)
Net asset value, end of period	$ 12.77	$ 14.82
Total Return B, C	(12.18)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.82% A
Expenses net of fee waivers, if any	.80% A	.82% A
Expenses net of all reductions	.78% A	.81% A
Net investment income (loss)	1.56% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 247
Portfolio turnover rate E	30% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Asset Manager 85% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Asset Manager 85% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments	Less than .01% to .02%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.02%

Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .02%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,365,062
Unrealized depreciation	(39,531,095)
Net unrealized appreciation (depreciation)	$ (19,166,033)
Cost for federal income tax purposes	$ 555,071,829

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts."

This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $114,413,805 and $75,609,143, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 11,813	$ 1,430
Class T	.25%	.25%	6,094	252
Class B	.75%	.25%	9,886	7,542
Class C	.75%	.25%	20,965	15,814
			$ 48,758	$ 25,038

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,926
Class T	2,401
Class B*	251
Class C*	796
$ 22,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Asset Manager 85% shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 11,382.24
Class T	3,090.25
Class B	2,917.30
Class C	5,397.26
Asset Manager 85%	651,529.24
Institutional Class	215.17
	$ 674,530

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $66 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $715 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,304.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 85% operating expenses. During the period, this reimbursement reduced the Class' expenses by $9,680.

Many of the brokers with whom FMR places trades on behalf of the Fund and certain Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,410 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $228.

Semiannual Report

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 192
Asset Manager 85%	7,419
Institutional Class	2
$ 7,613

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $59,143, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007 A
From net investment income
Class A	$ 150,986	$ 3,111
Class T	34,666	3,070
Class B	23,020	2,303
Class C	54,595	5,563
Asset Manager 85%	9,096,274	7,429,888
Institutional Class	3,940	1,655
Total	$ 9,363,481	$ 7,445,590
From net realized gain
Class A	$ 20,022	$ 362
Class T	5,093	315
Class B	4,288	249
Class C	9,298	571
Asset Manager 85%	1,185,614	710,994
Institutional Class	488	157
Total	$ 1,224,803	$ 712,648

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class A
Shares sold	439,896	533,617	$ 6,066,195	$ 7,482,672
Reinvestment of distributions	11,613	259	164,450	3,472
Shares redeemed	(67,235)	(36,450)	(927,772)	(505,258)
Net increase (decrease)	384,274	497,426	$ 5,302,873	$ 6,980,886
Class T
Shares sold	115,381	132,362	$ 1,608,085	$ 1,878,689
Reinvestment of distributions	2,802	252	39,626	3,385
Shares redeemed	(27,889)	(11,048)	(368,614)	(158,492)
Net increase (decrease)	90,294	121,566	$ 1,279,097	$ 1,723,582

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007 A	Six months ended March 31, 2008	Year ended September 30, 2007 A
Class B
Shares sold	81,605	113,822	$ 1,117,865	$ 1,577,374
Reinvestment of distributions	1,841	179	26,000	2,400
Shares redeemed	(13,072)	(2,876)	(179,022)	(40,678)
Net increase (decrease)	70,374	111,125	$ 964,843	$ 1,539,096
Class C
Shares sold	181,906	228,834	$ 2,522,653	$ 3,208,263
Reinvestment of distributions	3,034	447	42,720	5,995
Shares redeemed	(22,405)	(11,500)	(296,002)	(161,700)
Net increase (decrease)	162,535	217,781	$ 2,269,371	$ 3,052,558
Asset Manager 85%
Shares sold	6,644,681	11,993,958	$ 92,663,890	$ 166,840,157
Reinvestment of distributions	709,187	595,752	10,063,914	7,989,027
Shares redeemed	(5,913,286)	(8,742,465)	(81,857,348)	(120,993,870)
Net increase (decrease)	1,440,582	3,847,245	$ 20,870,456	$ 53,835,314
Institutional Class
Shares sold	6,596	16,534	$ 86,489	$ 222,919
Reinvestment of distributions	180	135	2,553	1,812
Shares redeemed	(1,277)	-	(19,023)	-
Net increase (decrease)	5,499	16,669	$ 70,019	$ 224,731

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investment Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM85I-USAN-0508
1.834346.101

(Fidelity Investment logo)(registered trademark)

Fidelity®
Broad Market Opportunities
Fund

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Actual	$ 1,000.00	$ 861.90	$ 4.65
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.00	$ 5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Broad Market Opportunities Fund

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the Investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	1.6	1.3
Procter & Gamble Co.	1.6	1.4
Nintendo Co. Ltd.	1.2	0.2
General Electric Co.	1.2	1.3
JPMorgan Chase & Co.	1.1	1.0
American International Group, Inc.	1.1	1.1
The Coca-Cola Co.	1.0	0.8
CVS Caremark Corp.	0.9	0.6
Bank of America Corp.	0.8	1.0
PepsiCo, Inc.	0.8	0.7
	11.3
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Stocks 96.8%	Stocks 99.0%
Convertible Securities 0.0%	Convertible Securities 0.0%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 1.0%

Semiannual Report

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2008
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	17.1
Fidelity Information Technology Central Fund	15.3
Fidelity Energy Central Fund	12.6
Fidelity Industrials Central Fund	12.6
Fidelity Health Care Central Fund	11.6
Fidelity Consumer Discretionary Central Fund	9.9
Fidelity Consumer Staples Central Fund	9.8
Fidelity Materials Central Fund	4.1
Fidelity Utilities Central Fund	3.9
Fidelity Telecom Services Central Fund	3.1
Total Equity Sector Central Funds	100.0
Net Other Assets	0.0
Total	100.0

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 17.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Fidelity Broad Market Opportunities Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,613	$ 366,013
Fidelity Consumer Staples Central Fund (a)	2,866	363,539
Fidelity Energy Central Fund (a)	3,238	466,545
Fidelity Financials Central Fund (a)	7,581	632,263
Fidelity Health Care Central Fund (a)	4,215	431,599
Fidelity Industrials Central Fund (a)	3,792	468,433
Fidelity Information Technology Central Fund (a)	4,877	567,526
Fidelity Materials Central Fund (a)	1,081	152,588
Fidelity Telecom Services Central Fund (a)	1,057	114,254
Fidelity Utilities Central Fund (a)	1,258	144,788
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $4,032,030)		3,707,548
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,032,030)		3,707,548
NET OTHER ASSETS - 0.0%		(1,709)
NET ASSETS - 100%		$ 3,705,839
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $8,828 all of which will expire on September 30, 2015.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 2,323
Fidelity Consumer Staples Central Fund	2,623
Fidelity Energy Central Fund	1,303
Fidelity Financials Central Fund	7,332
Fidelity Health Care Central Fund	1,824
Fidelity Industrials Central Fund	2,686
Fidelity Information Technology Central Fund	1,762
Fidelity Materials Central Fund	1,173
Fidelity Telecom Services Central Fund	825
Fidelity Utilities Central Fund	1,156
Total	$ 23,007
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 168,805	$ 269,808	$ 22,661	$ 366,013	0.1%
Fidelity Consumer Staples Central Fund	136,035	246,018	18,793	363,539	0.1%
Fidelity Energy Central Fund	177,175	308,467	23,550	466,545	0.1%
Fidelity Financials Central Fund	316,921	498,854	41,520	632,263	0.1%
Fidelity Health Care Central Fund	188,141	337,667	25,667	431,599	0.1%
Fidelity Industrials Central Fund	190,929	329,841	25,421	468,433	0.1%
Fidelity Information Technology Central Fund	270,327	446,811	33,945	567,526	0.1%
Fidelity Materials Central Fund	60,010	104,075	7,984	152,588	0.1%
Fidelity Telecom Services Central Fund	57,080	94,759	7,151	114,254	0.1%
Fidelity Utilities Central Fund	58,139	107,071	8,118	144,788	0.1%
Total	$ 1,623,562	$ 2,743,371	$ 214,810	$ 3,707,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,032,030) - See accompanying schedule		$ 3,707,548
Cash		12,000
Receivable for investments sold		7,252
Receivable for fund shares sold		4,285
Receivable from investment adviser for expense reductions		3,127
Total assets		3,734,212

Liabilities
Payable for fund shares redeemed	$ 9,793
Accrued management fee	1,681
Other affiliated payables	502
Other payables and accrued expenses	16,397
Total liabilities		28,373

Net Assets		$ 3,705,839
Net Assets consist of:
Paid in capital		$ 4,035,886
Undistributed net investment income		1,815
Accumulated undistributed net realized gain (loss) on investments		(7,380)
Net unrealized appreciation (depreciation) on investments		(324,482)
Net Assets, for 401,715 shares outstanding		$ 3,705,839
Net Asset Value, offering price and redemption price per share ($3,705,839 ÷ 401,715 shares)		$ 9.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Interest		$ 4
Income from Fidelity Central Funds		23,007
Total income		23,011

Expenses
Management fee	$ 7,683
Transfer agent fees	2,127
Accounting fees and expenses	537
Custodian fees and expenses	15,326
Independent trustees' compensation	5
Audit	11,877
Miscellaneous	3
Total expenses before reductions	37,558
Expense reductions	(23,991)	13,567
Net investment income (loss)		9,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		(9,606)
Change in net unrealized appreciation (depreciation) on investment securities		(427,454)
Net gain (loss)		(437,060)
Net increase (decrease) in net assets resulting from operations		$ (427,616)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	For the period August 21, 2007 (commencement of operations) to September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,444	$ 1,777
Net realized gain (loss)	(9,606)	73
Change in net unrealized appreciation (depreciation)	(427,454)	102,972
Net increase (decrease) in net assets resulting from operations	(427,616)	104,822
Distributions to shareholders from net investment income	(7,629)	-
Share transactions Proceeds from sales of shares	2,792,760	1,513,309
Reinvestment of distributions	7,629	-
Cost of shares redeemed	(277,083)	(353)
Net increase (decrease) in net assets resulting from share transactions	2,523,306	1,512,956
Total increase (decrease) in net assets	2,088,061	1,617,778

Net Assets
Beginning of period	1,617,778	-
End of period (including undistributed net investment income of $1,815 and $0, respectively.)	$ 3,705,839	$ 1,617,778
Other Information Shares
Sold	278,322	150,711
Issued in reinvestment of distributions	728	-
Redeemed	(28,011)	(35)
Net increase (decrease)	251,039	150,676

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Year ended September 30,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	(1.51)	.73
Total from investment operations	(1.48)	.74
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 9.23	$ 10.74
Total Return B,C	(13.81)%	7.40%
Ratios to Average Net Assets E,H
Expenses before reductions	2.75% A	11.66% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	.99% A	1.00% A
Net investment income (loss)	.69% A	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,706	$ 1,618
Portfolio turnover rate F	15% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 21, 2007 (commencement of operations) to September 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in the Fidelity Central Funds.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at
fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site, or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Investments in the Fidelity Central Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 53,819
Unrealized depreciation	(378,301)
Net unrealized appreciation (depreciation)	$ (324,482)
Cost for federal income tax purposes	$ 4,032,030

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Fidelity Central Funds, other than short-term securities and U.S. government securities, aggregated $2,735,860 and $214,814, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense,

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $23,922. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $69.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

BMO-SANN-0508
1.848240.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008